Fidelity®

Balanced

Fund

Semiannual Report

January 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equity markets got off to a fine start in the early weeks of 2003, then pulled back sharply on war fears and concerns about the pace of the economy. While the vast majority of 2003 is still before us, January's decline disappointed investors hoping to avoid a fourth straight down year for stocks. In the debt markets, corporates and high-yield bonds have been the best performers in recent months.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Balanced	-0.01%	-9.43%	25.81%	118.03%
Fidelity Balanced Hybrid Composite	-0.68%	-8.45%	17.44%	133.57%
LB Aggregate Bond	5.05%	9.46%	42.15%	102.66%
Russell 3000 ®	-5.25%	-22.49%	-6.36%	127.41%
Russell 3000 ® Value	-4.65%	-16.75%	5.05%	162.42%
S&P 500 ®	-5.27%	-23.02%	-6.48%	135.93%
Balanced Funds Average	-1.97%	-12.15%	5.37%	96.91%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Balanced Hybrid Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Russell 3000 ® Index, the Russell 3000 ® Value Index and the Lehman Brothers ® Aggregate Bond Index using a weighting of 30%, 30% and 40%, respectively. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Balanced	-9.43%	4.70%	8.11%
Fidelity Balanced Hybrid Composite	-8.45%	3.27%	8.85%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Balanced Fund on January 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index, Lehman Brothers Aggregate Bond Index, and the Fidelity Balanced Hybrid Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Fund Talk: The Managers' Overview

Market Recap

During the six months ending January 31, 2003, U.S. equities made little progress in narrowing the substantial performance advantage investment-grade debt garnered over the past three years. It was a frustrating six months for stocks. A strong rally in October and November left investors optimistic about December, historically the best month for stocks. But further economic concerns and growing tensions with Iraq led equities on a downward path for the final two months of the period. For the six months overall, the large-cap-oriented Standard & Poor's 500SM Index dropped 5.27%, and the Dow Jones Industrial AverageSM - a proxy of blue-chip stock performance - slid 6.75%. The NASDAQ Composite® Index - with more than 50% of assets in technology stocks - fell 0.35%. Investment-grade bonds, on the other hand, registered solid gains during the past six months despite a mild slump toward the end of the period. The Lehman Brothers® Aggregate Bond Index, a measure of taxable bond performance, gained 5.05% for the past six months. Corporate bonds had the best absolute return, as the Lehman Brothers Credit Bond Index advanced 8.10%. The Treasury and agency categories fared well, offering returns in the range of 4.50% to 5.10%. Mortgage securities continued to be tempered by high refinancing activity, but still managed to gain approximately 3%.

(Portfolio Manager photograph)
An interview with Larry Rakers (right), Lead Portfolio Manager of Fidelity Balanced Fund, and Kevin Grant (left), manager for fixed-income investments

Q. How did the fund perform, Larry?

L.R. For the six months ending January 31, 2003, the fund fell 0.01%, outperforming the 1.97% decline of the Lipper Inc. balanced funds average and the 0.68% drop in the Fidelity Balanced Hybrid Composite Index - a hypothetical combination of unmanaged indexes including the total returns of the Russell 3000 Index, Russell 3000 Value Index and the Lehman Brothers Aggregate Bond Index, using a weighting of 30%, 30% and 40%, respectively. For the year ending January 31, 2003, the fund fell 9.43%, while the Lipper average and composite index lost 12.15% and 8.45%, respectively.

Q. What drove fund performance?

L.R. Strong security selection led the way versus our benchmarks. I became more aggressive in selected equities as the market declined, which paid off nicely as several of our holdings snapped back in the fourth quarter of 2002 amid an improved economic outlook. While we were hurt somewhat relative to the index by favoring equities rather than stronger-performing bonds, we benefited from allocating part of the bond subportfolio to high-yield debt, which fared the best of the asset classes.

Semiannual Report

Fund Talk: The Managers' Overview - continued

Q. What was your equity strategy?

L.R. I positioned the fund for an improving economy, but tempered that bet by owning cheap stocks with favorable upside/downside potential and maintaining a sizable defensive cushion. With the market still plagued by uncertainty - fueled largely by geopolitical concerns - it became more of a trading-oriented environment in which I based my decisions largely on movements in valuation. In October, I found incredible values in nearly every sector and made some aggressive investments in individual securities. When the market later rebounded, many of our purchases in media and energy - including Clear Channel Communications and Cooper Cameron, respectively - performed quite well. We also got a lift from such telecommunications and industrial stocks as American Tower and Tyco International. In technology, software names such as Network Associates really helped. While I sold some tech hardware stocks that rebounded during the fall, I didn't trim enough, and that hurt us in January when the market rolled back over.

Q. Where did you play defense?

L.R. We benefited from overweighting materials stocks, such as mining company Freeport-McMoRan Copper & Gold, due to their reasonable valuations and the favorable supply/demand dynamics for many natural resources. Shying away from troubled utilities helped, as did having a stake in beaten-down pharmaceuticals, which had a nice run. Our holdings in consumer staples, however, failed us as such stable growers as Philip Morris - now known as Altria - and Coca-Cola struggled. On the flip side, we weren't defensive enough in financials and our underexposure to solid-performing banks hurt. Most other detractors were blow-ups, including Electronic Data Systems - which I sold - and Tenet Healthcare.

Q. Kevin, how did the bond subportfolio fare?

K.G. It posted strong absolute returns and beat its benchmark, mainly due to good sector and security selection. I continued to emphasize attractively valued corporate and mortgage securities based on their superior return potential relative to government bonds. That strategy worked well amid a more positive environment for riskier assets, as the yield advantage gained from overweighting these sectors, along with capital appreciation from spread tightening, outpaced the Treasury and agency securities in the index. Within corporates, diversification and good credit analysis helped us own more of the right names, while avoiding several major downgrades. Focusing on high-quality mortgages with some prepayment protection also was a plus, as record-low interest rates spawned heavy refinancing activity.

Q. Larry, what's your outlook?

L.R. While I feel a sustained economic recovery is inevitable, I'm still uncertain as to its timing and magnitude given the overhang of geopolitical events. As a result, I'm letting the market tell me how aggressively the fund should be positioned. At period end, the fund remained tilted toward an improving economy with some downside risk protection.

Fund Facts

Goal: income and capital growth consistent with reasonable risk

Fund number: 304

Trading symbol: FBALX

Start date: November 6, 1986

Size: as of January 31, 2003, more than $6.5 billion

Manager: Larry Rakers, since 2002; manager, Fidelity Convertible Securities Fund, 2001-2002; several Fidelity Select Portfolios, 1995-2001; joined Fidelity in 1993; Kevin Grant, since 1997; manager, several Fidelity investment-grade taxable bond funds; joined Fidelity in 1993

3

Larry Rakers on "fat pitches":

"I've developed several investment themes in recent months that I refer to as ´fat pitches,' or those in which I have above-average confidence. A favorable supply/demand outlook for natural resources was one of my more prominent themes at the end of the period. I see a shortage developing in most natural resources. So, any improvement in the economy should lead to better demand and thus higher prices for such commodities as metals, chemicals and paper. I feel that nickel and copper currently offer the most attractive prospects, particularly given China's emergence as the world's leading manufacturer. Efforts to stimulate the U.S. economy have resulted in a weaker dollar, helping foreign importers such as China, which has been a net importer of these two metals. I'm comfortable taking a more offensive stance in materials stocks because I feel they generally offer both reasonable valuations and limited downside.

"Some supporting themes included my emphasis on energy services stocks, which I feel would benefit from increased drilling activity for natural gas in the U.S. I continue to shy away from traditional thrifts and consumer banks whose net interest margins are likely to suffer amid rising interest rates. I also remain bearish on electric utility stocks due to concerns about overcapacity."

Semiannual Report

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Investment Changes

Top Five Stocks as of January 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	1.7	1.5
Weatherford International Ltd.	1.4	1.1
Altria Group, Inc.	1.2	1.4
Bank of America Corp.	1.2	1.0
Merck & Co., Inc.	1.1	0.7
	6.6
Top Five Bond Issuers as of January 31, 2003
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	10.1	11.3
Government National Mortgage Association	4.1	6.5
U.S. Treasury Obligations	3.6	2.4
Freddie Mac	1.2	0.8
Hydro-Quebec	0.3	0.3
	19.3
Top Five Market Sectors as of January 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.9	21.8
Consumer Discretionary	11.1	9.7
Industrials	8.1	8.8
Information Technology	8.0	8.1
Energy	7.3	5.6
Asset Allocation (% of fund's net assets)
As of January 31, 2003*		As of July 31, 2002**
	Stocks 63.4%		Stocks 60.9%
	Bonds 35.5%		Bonds 39.3%
	Convertible Securities 0.4%		Convertible Securities 0.9%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets*** (1.1)%
* Foreign investments	6.9%	** Foreign investments	5.9%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 63.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.1%
Monaco Coach Corp. (a)	311,800	$ 3,898
Winnebago Industries, Inc.	55,000	1,891
		5,789
Hotels, Restaurants & Leisure - 0.6%
Boyd Gaming Corp. (a)	450,000	6,021
Brinker International, Inc. (a)	110,000	3,273
International Game Technology (a)	140,000	11,042
McDonald's Corp.	889,000	12,659
Outback Steakhouse, Inc.	240,000	7,836
Wendy's International, Inc.	80,000	2,172
		43,003
Household Durables - 1.3%
Champion Enterprises, Inc. (a)	1,410,500	4,161
Clayton Homes, Inc.	800,000	9,800
D.R. Horton, Inc.	394,500	7,535
Fleetwood Enterprises, Inc. (a)	333,100	1,662
Maytag Corp.	235,077	5,940
Pulte Homes, Inc.	175,000	8,747
Ryland Group, Inc.	100,000	3,964
Standard Pacific Corp.	990,000	24,998
Whirlpool Corp.	330,000	17,150
		83,957
Internet & Catalog Retail - 0.1%
Coldwater Creek, Inc. (a)	287,400	3,549
J. Jill Group, Inc. (a)	259,300	3,138
		6,687
Leisure Equipment & Products - 0.3%
Brunswick Corp.	685,000	13,337
Oakley, Inc. (a)	375,000	3,780
		17,117
Media - 3.6%
AOL Time Warner, Inc. (a)	3,189,242	37,187
Belo Corp. Series A	150,000	3,210
Clear Channel Communications, Inc. (a)	877,000	35,150
Comcast Corp. Class A (special) (a)	1,935,000	49,497
EchoStar Communications Corp. Class A (a)	225,000	5,839
Emmis Communications Corp. Class A (a)	185,000	4,059
Fox Entertainment Group, Inc. Class A (a)	229,200	6,333
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Lamar Advertising Co. Class A (a)	475,000	$ 16,521
Liberty Media Corp. Class A (a)	3,170,368	31,609
Omnicom Group, Inc.	80,000	4,824
Radio One, Inc. Class D (non-vtg.) (a)	166,100	2,538
Viacom, Inc. Class B (non-vtg.) (a)	1,048,000	40,400
		237,167
Multiline Retail - 0.1%
Big Lots, Inc. (a)	125,000	1,563
BJ's Wholesale Club, Inc. (a)	175,000	2,695
		4,258
Specialty Retail - 2.4%
Aeropostale, Inc.	478,000	5,808
bebe Stores, Inc. (a)	480,000	7,675
Best Buy Co., Inc. (a)	672,600	17,548
Blockbuster, Inc. Class A	356,600	4,650
Borders Group, Inc. (a)	551,800	8,360
Christopher & Banks Corp. (a)	510,000	9,486
Circuit City Stores, Inc.	805,000	4,822
Foot Locker, Inc.	1,175,000	11,868
Home Depot, Inc.	300,000	6,270
Limited Brands, Inc.	985,000	12,401
Movie Gallery, Inc. (a)	775,000	10,889
Office Depot, Inc. (a)	1,709,900	22,827
PETCO Animal Supplies, Inc.	175,000	3,677
PETsMART, Inc. (a)	453,000	6,795
Regis Corp.	268,600	7,236
Too, Inc. (a)	210,000	3,497
Wet Seal, Inc. Class A (a)	375,000	3,338
Williams-Sonoma, Inc. (a)	310,000	7,338
		154,485
Textiles Apparel & Luxury Goods - 0.3%
Liz Claiborne, Inc.	234,900	6,746
Polo Ralph Lauren Corp. Class A (a)	353,500	7,215
Tommy Hilfiger Corp. (a)	520,000	3,380
Tropical Sportswear International Corp. (a)	423,900	1,971
		19,312
TOTAL CONSUMER DISCRETIONARY		571,775
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 4.1%
Beverages - 0.6%
PepsiCo, Inc.	325,870	$ 13,191
The Coca-Cola Co.	646,500	26,157
		39,348
Food & Drug Retailing - 0.4%
CVS Corp.	860,000	19,453
Sysco Corp.	75,000	2,203
		21,656
Food Products - 1.1%
Bunge Ltd.	415,000	10,790
Dean Foods Co. (a)	583,400	22,648
Fresh Del Monte Produce, Inc.	155,000	3,209
Hershey Foods Corp.	85,000	5,483
Kraft Foods, Inc. Class A	376,600	11,995
Sensient Technologies Corp.	225,000	5,135
Tyson Foods, Inc. Class A	1,400,500	14,439
		73,699
Household Products - 0.7%
Colgate-Palmolive Co.	240,000	12,218
Procter & Gamble Co.	410,000	35,084
		47,302
Personal Products - 0.1%
Avon Products, Inc.	169,100	8,455
Tobacco - 1.2%
Altria Group, Inc.	2,045,400	77,459
UST, Inc.	80,000	2,472
		79,931
TOTAL CONSUMER STAPLES		270,391
ENERGY - 6.9%
Energy Equipment & Services - 5.2%
BJ Services Co. (a)	566,700	17,324
Cooper Cameron Corp. (a)	1,373,830	66,590
Dril-Quip, Inc. (a)	152,500	2,387
Global Industries Ltd. (a)	379,400	1,404
Grant Prideco, Inc. (a)	2,058,400	21,922
Grey Wolf, Inc. (a)	1,400,000	5,390
Halliburton Co.	215,000	4,033
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd. (a)	230,200	$ 8,483
National-Oilwell, Inc. (a)	865,000	17,672
Newpark Resources, Inc. (a)	650,000	2,600
Noble Corp. (a)	531,300	18,213
NQL Drilling Tools, Inc. (a)	300,000	1,479
Pride International, Inc. (a)	1,971,000	27,594
Rowan Companies, Inc.	875,000	18,051
Schlumberger Ltd. (NY Shares)	50,000	1,885
Smith International, Inc. (a)	291,800	9,291
Superior Energy Services, Inc. (a)	75,000	596
Trican Well Service Ltd. (a)	256,600	3,255
Varco International, Inc. (a)	605,850	10,245
W-H Energy Services, Inc. (a)	495,000	7,673
Weatherford International Ltd. (a)	2,448,100	90,971
		337,058
Oil & Gas - 1.7%
Apache Corp.	300,000	18,723
Chesapeake Energy Corp.	1,250,000	10,125
Cimarex Energy Co. (a)	400,000	7,472
Denbury Resources, Inc. (a)	250,000	2,750
EnCana Corp.	525,000	16,493
Premcor, Inc.	410,000	8,590
Spinnaker Exploration Co. (a)	150,000	2,981
Suncor Energy, Inc.	345,000	5,861
Talisman Energy, Inc.	180,000	6,817
Teekay Shipping Corp.	290,000	11,313
Tesoro Petroleum Corp. (a)	1,443,000	5,916
Thunder Energy, Inc. (a)	300,000	1,084
Tsakos Energy Navigation Ltd.	435,000	6,451
Valero Energy Corp.	190,000	6,534
		111,110
TOTAL ENERGY		448,168
FINANCIALS - 14.0%
Banks - 3.6%
Bank of America Corp.	1,097,300	76,866
Bank of Hawaii Corp.	80,700	2,458
Bank of New York Co., Inc.	535,000	13,536
Bank One Corp.	960,000	35,050
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
Fifth Third Bancorp	170,000	$ 9,070
FleetBoston Financial Corp.	805,000	21,019
IBERIABANK Corp.	25,862	1,034
NetBank, Inc. (a)	327,900	3,600
Sovereign Bancorp, Inc.	950,000	12,939
Wachovia Corp.	1,598,056	57,482
Wintrust Financial Corp.	82,600	2,475
		235,529
Diversified Financials - 6.1%
Alliance Capital Management Holding LP	155,000	4,627
American Express Co.	760,000	27,003
Bear Stearns Companies, Inc.	75,000	4,654
Charles Schwab Corp.	833,850	7,688
Citigroup, Inc.	3,144,704	108,115
E*TRADE Group, Inc. (a)	700,000	3,150
Fannie Mae	616,000	39,855
Farmer Mac Class C (non-vtg.) (a)	250,000	6,528
Federated Investors, Inc. Class B (non-vtg.)	300,000	7,665
Freddie Mac	798,700	44,711
Janus Capital Group, Inc.	452,700	5,745
Legg Mason, Inc.	135,000	6,755
Lehman Brothers Holdings, Inc.	422,600	23,044
MBNA Corp.	695,000	11,697
Merrill Lynch & Co., Inc.	925,000	32,394
Metris Companies, Inc.	800,000	1,440
Morgan Stanley	893,000	33,845
Neuberger Berman, Inc.	195,000	5,708
SLM Corp.	85,000	9,030
State Street Corp.	299,000	11,837
		395,491
Insurance - 4.1%
ACE Ltd.	730,000	21,499
AFLAC, Inc.	520,000	16,843
Allmerica Financial Corp. (a)	945,900	12,467
Allstate Corp.	1,055,000	37,125
American International Group, Inc.	1,196,531	64,756
Aon Corp.	225,000	4,259
Cincinnati Financial Corp.	270,000	9,663
Hartford Financial Services Group, Inc.	325,600	13,571
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Lincoln National Corp.	280,000	$ 9,030
MBIA, Inc.	525,000	21,515
MetLife, Inc.	540,000	14,456
Nationwide Financial Services, Inc. Class A	245,000	6,750
Ohio Casualty Corp. (a)	600,000	7,308
The Chubb Corp.	135,000	7,252
Travelers Property Casualty Corp. Class A	1,079,068	17,492
W.R. Berkley Corp.	50,000	1,960
		265,946
Real Estate - 0.2%
Apartment Investment & Management Co. Class A	380,000	13,813
TOTAL FINANCIALS		910,779
HEALTH CARE - 6.9%
Biotechnology - 0.0%
Invitrogen Corp. (a)	125,000	3,683
Health Care Equipment & Supplies - 1.2%
Align Technology, Inc. (a)	306,767	1,012
Bausch & Lomb, Inc.	300,000	9,975
Baxter International, Inc.	624,100	17,587
Becton, Dickinson & Co.	170,000	5,576
Biomet, Inc.	145,000	4,051
Boston Scientific Corp. (a)	95,000	3,843
C.R. Bard, Inc.	190,000	10,769
Centerpulse AG sponsored ADR	400,000	6,332
Edwards Lifesciences Corp. (a)	125,000	3,189
St. Jude Medical, Inc. (a)	340,000	14,814
		77,148
Health Care Providers & Services - 1.4%
Anthem, Inc. (a)	202,154	12,550
Community Health Systems, Inc. (a)	185,000	3,519
HCA, Inc.	335,000	14,318
McKesson Corp.	285,000	8,103
Pharmaceutical Product Development, Inc. (a)	240,000	7,164
Tenet Healthcare Corp. (a)	275,000	4,947
UnitedHealth Group, Inc.	410,000	36,039
Wellpoint Health Networks, Inc. (a)	75,000	5,451
		92,091
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - 4.3%
Abbott Laboratories	685,700	$ 26,139
Barr Laboratories, Inc. (a)	330,000	26,087
Biovail Corp. (a)	270,000	7,737
Johnson & Johnson	725,000	38,867
Merck & Co., Inc.	1,350,000	74,777
Pfizer, Inc.	50,000	1,518
Pharmacia Corp.	1,341,000	56,014
Schering-Plough Corp.	1,391,100	25,193
Wyeth	593,500	23,164
		279,496
TOTAL HEALTH CARE		452,418
INDUSTRIALS - 7.0%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	460,000	23,483
Northrop Grumman Corp.	260,000	23,767
United Technologies Corp.	285,000	18,120
		65,370
Airlines - 0.4%
Frontier Airlines, Inc. (a)	1,214,300	5,525
JetBlue Airways Corp.	100,000	2,830
Northwest Airlines Corp. (a)	2,668,685	16,733
		25,088
Building Products - 0.6%
American Standard Companies, Inc. (a)	231,800	15,452
Masco Corp.	1,125,000	20,464
		35,916
Commercial Services & Supplies - 1.9%
Allied Waste Industries, Inc. (a)	1,617,000	15,814
Cendant Corp. (a)	2,240,000	24,819
Ceridian Corp. (a)	784,800	11,254
First Data Corp.	460,000	15,824
G&K Services, Inc. Class A	240,300	7,860
John H. Harland Co.	195,000	4,300
Labor Ready, Inc. (a)	417,200	2,678
Manpower, Inc.	525,000	18,207
Paychex, Inc.	225,000	5,666
Republic Services, Inc. (a)	100,000	2,048
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Robert Half International, Inc. (a)	675,000	$ 10,233
The BISYS Group, Inc. (a)	325,000	5,135
		123,838
Construction & Engineering - 0.2%
Fluor Corp.	430,300	12,797
Granite Construction, Inc.	225,000	3,420
		16,217
Industrial Conglomerates - 0.6%
General Electric Co.	563,200	13,032
Textron, Inc.	35,000	1,350
Tyco International Ltd.	1,670,800	26,750
		41,132
Machinery - 1.7%
Actuant Corp. Class A (a)	310,200	12,470
AGCO Corp. (a)	799,700	14,315
Albany International Corp. Class A	452,000	10,699
Astec Industries, Inc. (a)	328,000	2,985
IDEX Corp.	247,500	7,217
Ingersoll-Rand Co. Ltd. Class A	305,000	11,974
Lincoln Electric Holdings, Inc.	165,000	3,666
Milacron, Inc.	825,000	4,117
Navistar International Corp. (a)	1,069,000	25,731
Pentair, Inc.	200,000	7,346
Terex Corp. (a)	795,000	8,976
		109,496
Road & Rail - 0.6%
Arkansas Best Corp. (a)	195,100	4,723
Kansas City Southern (a)	1,236,300	15,763
P.A.M. Transportation Services, Inc. (a)	150,000	3,900
Union Pacific Corp.	125,000	7,133
USFreightways Corp.	220,000	5,784
		37,303
TOTAL INDUSTRIALS		454,360
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 0.3%
Finisar Corp. (a)	4,823,700	$ 6,271
Motorola, Inc.	1,675,000	13,367
		19,638
Computers & Peripherals - 0.0%
Dell Computer Corp. (a)	99,700	2,379
Drexler Technology Corp. (a)	45,499	670
		3,049
Electronic Equipment & Instruments - 2.1%
Agilent Technologies, Inc. (a)	1,987,048	32,747
Amphenol Corp. Class A (a)	293,300	11,952
Avnet, Inc.	1,199,300	12,461
Flextronics International Ltd. (a)	2,617,500	21,097
Ingram Micro, Inc. Class A (a)	1,112,500	12,794
Sanmina-SCI Corp. (a)	2,500,700	9,153
Symbol Technologies, Inc.	750,000	6,323
Tech Data Corp. (a)	242,200	6,048
Thermo Electron Corp. (a)	650,000	11,811
Vishay Intertechnology, Inc. (a)	300,000	3,099
Waters Corp. (a)	400,000	9,220
		136,705
Internet Software & Services - 0.0%
Vignette Corp. (a)	1,000,000	1,570
IT Consulting & Services - 0.3%
Accenture Ltd. Class A (a)	340,000	5,627
Computer Sciences Corp. (a)	207,600	6,353
MPS Group, Inc. (a)	1,275,000	7,344
		19,324
Office Electronics - 0.3%
IKON Office Solutions, Inc.	375,000	2,906
Xerox Corp. (a)	2,150,000	19,028
		21,934
Semiconductor Equipment & Products - 3.4%
Advanced Energy Industries, Inc. (a)	100,000	1,060
Agere Systems, Inc.:
Class A (a)	10,388,700	18,388
Class B (a)	5,911,305	10,286
Analog Devices, Inc. (a)	390,100	9,335
ASML Holding NV (NY Shares) (a)	875,000	7,009
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Atmel Corp. (a)	450,000	$ 923
ATMI, Inc. (a)	663,200	11,785
Axcelis Technologies, Inc. (a)	660,000	4,375
ChipPAC, Inc. Class A (a)	925,000	2,405
Conexant Systems, Inc. (a)	550,000	666
Cymer, Inc. (a)	280,200	8,661
Cypress Semiconductor Corp. (a)	400,000	2,100
DuPont Photomasks, Inc. (a)	250,000	5,275
Fairchild Semiconductor International, Inc. Class A (a)	2,140,300	23,415
Helix Technology, Inc.	409,700	3,523
Intersil Corp. Class A (a)	455,000	6,598
KLA-Tencor Corp. (a)	137,000	4,472
LAM Research Corp. (a)	360,000	4,208
LTX Corp. (a)(f)	4,507,013	23,887
Micrel, Inc. (a)	1,380,200	11,497
National Semiconductor Corp. (a)	465,100	6,139
NVIDIA Corp. (a)	904,154	9,331
Oak Technology, Inc. (a)	1,117,100	3,631
Photronics, Inc. (a)	566,630	6,247
Samsung Electronics Co. Ltd.	60,900	15,173
Silicon Laboratories, Inc. (a)	60,000	1,478
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	975,000	6,533
Texas Instruments, Inc.	600,000	9,540
United Microelectronics Corp. sponsored ADR (a)	250,000	765
Varian Semiconductor Equipment Associates, Inc. (a)	100,000	2,594
		221,299
Software - 0.9%
Activision, Inc. (a)	450,000	6,548
Autodesk, Inc.	525,000	7,844
Citrix Systems, Inc. (a)	388,800	5,365
Electronic Arts, Inc. (a)	75,000	3,886
National Instruments Corp. (a)	130,000	4,195
NetIQ Corp. (a)	45,000	538
Network Associates, Inc. (a)	1,485,000	22,676
Vastera, Inc. (a)	937,800	4,820
		55,872
TOTAL INFORMATION TECHNOLOGY		479,391
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 4.4%
Chemicals - 1.2%
Crompton Corp.	508,500	$ 3,143
Dow Chemical Co.	450,000	13,077
Ferro Corp.	511,500	11,765
Georgia Gulf Corp.	429,900	10,124
Lyondell Chemical Co.	300,000	3,843
Methanex Corp.	250,000	2,308
Millennium Chemicals, Inc.	800,000	8,504
Olin Corp.	964,800	15,553
PolyOne Corp.	1,002,377	3,528
Praxair, Inc.	125,000	6,818
		78,663
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	120,000	3,504
Containers & Packaging - 0.7%
Owens-Illinois, Inc. (a)	2,361,600	25,907
Packaging Corp. of America (a)	150,000	2,516
Pactiv Corp. (a)	500,000	10,205
Smurfit-Stone Container Corp. (a)	627,300	8,857
		47,485
Metals & Mining - 2.1%
Agnico-Eagle Mines Ltd.	252,000	3,660
Alcan, Inc.	635,000	18,008
Alcoa, Inc.	1,256,600	24,843
Century Aluminum Co.	705,020	4,540
Falconbridge Ltd.	1,220,000	13,711
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	1,358,900	25,507
Goldcorp, Inc.	363,180	4,499
Inco Ltd. (a)	435,000	9,709
Meridian Gold, Inc. (a)	445,000	7,262
Nucor Corp.	70,000	2,794
Oregon Steel Mills, Inc. (a)	340,000	860
Phelps Dodge Corp. (a)	452,400	15,630
Steel Dynamics, Inc. (a)	100,000	1,330
Teck Cominco Ltd. Class B (sub. vtg.)	275,000	2,187
		134,540
Paper & Forest Products - 0.3%
Abitibi-Consolidated, Inc.	850,000	6,374
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - continued
Boise Cascade Corp.	220,000	$ 5,260
Bowater, Inc.	270,000	10,976
		22,610
TOTAL MATERIALS		286,802
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.7%
ALLTEL Corp.	175,000	8,202
BellSouth Corp.	315,500	7,187
CenturyTel, Inc.	350,000	10,616
Citizens Communications Co. (a)	732,900	7,175
Qwest Communications International, Inc. (a)	2,048,500	9,259
SBC Communications, Inc.	500,000	12,220
Verizon Communications, Inc.	1,485,000	56,846
		111,505
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	2,899,200	14,728
AT&T Wireless Services, Inc. (a)	2,075,000	12,595
Nextel Communications, Inc. Class A (a)	300,000	3,786
		31,109
TOTAL TELECOMMUNICATION SERVICES		142,614
UTILITIES - 1.8%
Electric Utilities - 0.9%
Dominion Resources, Inc.	250,000	13,548
FirstEnergy Corp.	723,200	22,564
Northeast Utilities	475,000	6,816
TXU Corp.	835,000	15,322
		58,250
Gas Utilities - 0.5%
KeySpan Corp.	200,000	6,800
Kinder Morgan, Inc.	180,000	8,120
NiSource, Inc.	248,500	4,416
Sempra Energy	600,000	14,460
		33,796
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.4%
AES Corp. (a)	6,386,917	$ 22,163
Reliant Resources, Inc. (a)	650,000	2,652
		24,815
TOTAL UTILITIES		116,861
TOTAL COMMON STOCKS (Cost $4,342,488)		4,133,559
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Insurance - 0.0%
The Chubb Corp. $1.75	112,000	2,706
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CSC Holdings, Inc. Series M, $11.125	510	49
TOTAL PREFERRED STOCKS (Cost $2,847)		2,755
Corporate Bonds - 14.9%
	Principal Amount (000s)
Convertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Charter Communications, Inc.:
4.75% 6/1/06	$ 4,400	841
5.75% 10/15/05	5,000	1,156
		1,997
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Sunrise Assisted Living, Inc. 5.25% 2/1/09 (g)	3,360	3,114
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Finisar Corp. 5.25% 10/15/08	$ 6,703	$ 3,557
Electronic Equipment & Instruments - 0.0%
Solectron Corp. liquid yield option note 0% 11/20/20	2,275	1,183
Semiconductor Equipment & Products - 0.0%
Micron Technology, Inc. 2.5% 2/1/10 (g)	2,631	2,615
TOTAL INFORMATION TECHNOLOGY		7,355
MATERIALS - 0.1%
Metals & Mining - 0.1%
Agnico-Eagle Mines Ltd. yankee 4.5% 2/15/12	4,350	5,307
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. 5.25% 1/15/10	7,215	5,672
SpectraSite Holdings, Inc. 6.75% 11/15/10 (c)	2,000	560
		6,232
TOTAL CONVERTIBLE BONDS		24,005
Nonconvertible Bonds - 14.5%
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 4.75% 1/15/08	4,000	3,986
Dana Corp.:
6.25% 3/1/04	550	550
6.5% 3/1/09	1,995	1,736
Dura Operating Corp. 8.625% 4/15/12	485	483
Intermet Corp. 9.75% 6/15/09	1,260	1,109
Lear Corp. 8.11% 5/15/09	500	539
Navistar International Corp. 8% 2/1/08	515	443
		8,846
Hotels, Restaurants & Leisure - 0.4%
Alliance Gaming Corp. 10% 8/1/07	1,145	1,199
Bally Total Fitness Holding Corp. 9.875% 10/15/07	3,325	2,893
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Chumash Casino & Resort Enterprise 9% 7/15/10 (g)	$ 680	$ 717
Circus Circus Enterprises, Inc. 6.45% 2/1/06	860	860
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	1,100	1,161
Domino's, Inc. 10.375% 1/15/09	1,650	1,782
Extended Stay America, Inc. 9.875% 6/15/11	830	830
Friendly Ice Cream Corp. 10.5% 12/1/07	2,910	2,852
Herbst Gaming, Inc. 10.75% 9/1/08	870	918
HMH Properties, Inc. 7.875% 8/1/05	380	372
Hollywood Park, Inc. 9.25% 2/15/07	470	423
ITT Corp.:
6.75% 11/15/05	860	869
7.375% 11/15/15	715	654
La Quinta Inns, Inc. 7.25% 3/15/04	850	850
Mohegan Tribal Gaming Authority:
8.375% 7/1/11	65	67
8.75% 1/1/09	535	555
Park Place Entertainment Corp.:
7.875% 12/15/05	1,360	1,367
7.875% 3/15/10	410	410
Penn National Gaming, Inc. 8.875% 3/15/10	1,120	1,154
Premier Parks, Inc. 0% 4/1/08 (d)	890	857
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	1,270	1,149
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	1,250	1,281
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	1,880	1,946
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	480	485
		25,651
Household Durables - 0.2%
Beazer Homes USA, Inc. 8.375% 4/15/12	645	671
Champion Home Builders Co. 11.25% 4/15/07	835	735
D.R. Horton, Inc.:
8% 2/1/09	900	920
8.5% 4/15/12	970	994
Juno Lighting, Inc. 11.875% 7/1/09	3,075	3,183
K. Hovnanian Enterprises, Inc. 8.875% 4/1/12	1,520	1,497
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home 8.625% 12/15/08	$ 860	$ 894
Kinetic Concepts, Inc. 9.625% 11/1/07	810	844
Ryland Group, Inc.:
8% 8/15/06	75	78
8.25% 4/1/08	255	260
9.125% 6/15/11	580	615
9.75% 9/1/10	855	941
Schuler Homes, Inc. 10.5% 7/15/11	600	630
Standard Pacific Corp. 9.25% 4/15/12	545	529
WCI Communities, Inc. 10.625% 2/15/11	430	421
		13,212
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. 0% 5/1/08 (d)	1,375	1,406
J. Crew Operating Corp. 10.375% 10/15/07	1,000	950
		2,356
Leisure Equipment & Products - 0.0%
Hasbro, Inc. 6.15% 7/15/08	220	213
The Hockey Co. 11.25% 4/15/09	1,225	1,268
		1,481
Media - 1.3%
Allbritton Communications Co. 7.75% 12/15/12 (g)	880	871
AMC Entertainment, Inc.:
9.5% 3/15/09	2,185	2,098
9.875% 2/1/12	2,815	2,702
American Media Operations, Inc.:
8.875% 1/15/11 (g)	290	294
10.25% 5/1/09	1,070	1,137
AOL Time Warner, Inc.:
6.875% 5/1/12	3,840	3,998
7.7% 5/1/32	2,885	3,034
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	7,750	8,370
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	265	127
10% 4/1/09	6,105	2,961
Cinemark USA, Inc. 9.625% 8/1/08	1,705	1,709
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc.:
4.625% 1/15/08	$ 1,100	$ 1,110
5.75% 1/15/13	1,100	1,107
Continental Cablevision, Inc. 8.3% 5/15/06	2,485	2,765
Corus Entertainment, Inc. 8.75% 3/1/12	370	388
Cox Communications, Inc. 7.75% 11/1/10	6,900	7,874
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09 (g)	855	906
EchoStar DBS Corp.:
9.125% 1/15/09	1,150	1,202
9.25% 2/1/06	2,280	2,386
10.375% 10/1/07	3,260	3,488
Granite Broadcasting Corp.:
8.875% 5/15/08	290	245
10.375% 5/15/05	670	603
Insight Communications, Inc. 0% 2/15/11 (d)	2,945	1,767
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	900	891
K-III Communications Corp. 8.5% 2/1/06	240	230
Lamar Media Corp. 7.25% 1/1/13 (g)	390	394
LBI Media, Inc. 10.125% 7/15/12 (g)	955	1,003
Lenfest Communications, Inc.:
7.625% 2/15/08	405	417
10.5% 6/15/06	1,035	1,157
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13	1,305	1,351
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13	160	153
News America Holdings, Inc. 8% 10/17/16	13,000	14,584
PanAmSat Corp.:
6.125% 1/15/05	490	485
6.375% 1/15/08	320	314
PRIMEDIA, Inc.:
7.625% 4/1/08	165	152
8.875% 5/15/11	340	321
Radio One, Inc. 8.875% 7/1/11	1,770	1,894
Regal Cinemas Corp. 9.375% 2/1/12	480	506
Sinclair Broadcast Group, Inc.:
8% 3/15/12	1,500	1,541
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Sinclair Broadcast Group, Inc.: - continued
8% 3/15/12 (g)	$ 430	$ 442
8.75% 12/15/11	1,070	1,126
Spanish Broadcasting System, Inc. 9.625% 11/1/09	590	606
Time Warner Entertainment Co. LP 8.375% 7/15/33	1,975	2,282
TV Azteca SA de CV yankee 10.5% 2/15/07	975	853
Yell Finance BV:
0% 8/1/11 (d)	600	438
10.75% 8/1/11	440	475
		82,757
Multiline Retail - 0.0%
Dillard's, Inc.:
6.125% 11/1/03	115	114
6.39% 8/1/03	640	630
		744
Specialty Retail - 0.2%
Asbury Automotive Group, Inc. 9% 6/15/12	790	715
Gap, Inc.:
5.625% 5/1/03	315	315
9.9% 12/15/05	1,770	1,885
10.55% 12/15/08	1,150	1,265
Hollywood Entertainment Corp.:
9.625% 3/15/11	1,770	1,752
10.625% 8/15/04	290	298
J. Crew Group, Inc. 13.125% 10/15/08	1,465	1,091
Michaels Stores, Inc. 9.25% 7/1/09	1,100	1,177
United Auto Group, Inc. 9.625% 3/15/12 (g)	1,685	1,651
		10,149
Textiles Apparel & Luxury Goods - 0.1%
Levi Strauss & Co.:
7% 11/1/06	910	801
11.625% 1/15/08	575	566
12.25% 12/15/12 (g)	2,670	2,670
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Russell Corp. 9.25% 5/1/10	$ 970	$ 1,028
The William Carter Co. 10.875% 8/15/11	790	869
		5,934
TOTAL CONSUMER DISCRETIONARY		151,130
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Constellation Brands, Inc. 8.125% 1/15/12	930	937
Food & Drug Retailing - 0.1%
Great Atlantic & Pacific Tea, Inc.:
7.75% 4/15/07	1,970	1,458
9.125% 12/15/11	960	710
Rite Aid Corp.:
6% 12/15/05 (g)	370	300
6.125% 12/15/08 (g)	440	328
6.875% 8/15/13	1,565	1,096
7.125% 1/15/07	1,070	904
7.625% 4/15/05	185	167
7.7% 2/15/27	1,000	680
11.25% 7/1/08	255	240
		5,883
Food Products - 0.1%
Corn Products International, Inc. 8.25% 7/15/07	920	938
Dean Foods Co. 6.9% 10/15/17	600	546
Del Monte Corp. 9.25% 5/15/11	2,425	2,546
Dole Food Co., Inc. 6.375% 10/1/05	210	221
		4,251
Household Products - 0.0%
Fort James Corp.:
6.625% 9/15/04	400	396
6.875% 9/15/07	245	229
		625
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - 0.1%
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 6/1/07	$ 3,535	$ 3,655
7.25% 6/1/12	3,700	3,857
		7,512
TOTAL CONSUMER STAPLES		19,208
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	1,230	1,261
Grant Prideco, Inc.:
9% 12/15/09 (g)	210	217
9.625% 12/1/07	540	570
Key Energy Services, Inc.:
8.375% 3/1/08	1,335	1,402
14% 1/15/09	722	818
		4,268
Oil & Gas - 0.3%
Chesapeake Energy Corp.:
7.75% 1/15/15 (g)	840	853
8.375% 11/1/08	730	761
9% 8/15/12	445	478
Clark Refining & Marketing, Inc.:
8.625% 8/15/08	195	190
8.875% 11/15/07	490	458
Nuevo Energy Co.:
9.375% 10/1/10	685	712
9.5% 6/1/08	795	827
Pemex Project Funding Master Trust:
6.125% 8/15/08 (g)	4,000	4,000
7.375% 12/15/14 (g)	3,050	3,069
Plains Exploration & Production Co. LP 8.75% 7/1/12	960	1,008
Pogo Producing Co. 8.25% 4/15/11	445	474
Teekay Shipping Corp. 8.875% 7/15/11	2,110	2,216
The Coastal Corp.:
6.5% 5/15/06	175	146
6.95% 6/1/28	425	295
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
The Coastal Corp.: - continued
7.5% 8/15/06	$ 540	$ 464
7.75% 6/15/10	425	355
7.75% 10/15/35	525	381
9.625% 5/15/12	1,790	1,539
Valero Energy Corp. 6.875% 4/15/12	2,935	3,055
Western Oil Sands, Inc. 8.375% 5/1/12	980	995
		22,276
TOTAL ENERGY		26,544
FINANCIALS - 5.9%
Banks - 1.0%
Bank of New York Co., Inc. 4.25% 9/4/12 (i)	2,490	2,530
Bank One NA, Chicago 3.7% 1/15/08	5,000	5,005
Capital One Bank:
6.375% 2/15/03	3,400	3,400
6.65% 3/15/04	900	903
FleetBoston Financial Corp. 7.25% 9/15/05	10,935	12,110
HSBC Finance Nederland BV 7.4% 4/15/03 (g)	750	758
KeyCorp. 4.625% 5/16/05	4,610	4,784
Landesbank Baden-Wurttemberg 6.35% 4/1/12	2,400	2,637
MBNA Corp.:
6.34% 6/2/03	1,800	1,824
7.5% 3/15/12	4,930	5,358
PNC Funding Corp. 5.75% 8/1/06	4,140	4,432
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (i)	3,850	4,421
7.816% 11/29/49	640	716
8.817% 3/31/49	2,890	3,239
Union Planters National Bank, Memphis 5.125% 6/15/07	2,115	2,231
Washington Mutual Bank 6.875% 6/15/11	3,300	3,674
Washington Mutual, Inc. 5.625% 1/15/07	4,815	5,118
Western Financial Bank 9.625% 5/15/12	1,445	1,409
		64,549
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - 4.3%
American Airlines, Inc. pass thru trust certificates 7.8% 4/1/08	$ 180	$ 90
American General Finance Corp. 5.875% 7/14/06	13,000	13,962
Amvescap PLC yankee:
5.9% 1/15/07	2,810	2,957
6.375% 5/15/03	3,600	3,642
6.6% 5/15/05	2,605	2,802
Associates Corp. of North America 6% 7/15/05	10,000	10,811
Bear Stearns Companies, Inc. 4% 1/31/08	2,200	2,195
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	1,095	1,152
Capital One Financial Corp.:
7.25% 12/1/03	250	253
7.25% 5/1/06	600	578
8.75% 2/1/07	2,140	2,140
CIT Group, Inc. 5.5% 2/15/04	2,000	2,049
Citigroup, Inc. 7.25% 10/1/10	10,200	11,796
CMS Energy X-TRAS pass thru trust I 7% 1/15/05	180	155
Continental Airlines, Inc. pass thru trust certificates:
6.545% 2/2/19	323	278
6.9% 1/2/17	190	124
7.033% 6/15/11	288	158
Countrywide Home Loans, Inc.:
3.5% 12/19/05	1,165	1,178
5.5% 8/1/06	6,925	7,365
5.625% 5/15/07	4,700	4,997
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	4,600	4,914
6.5% 1/15/12	1,250	1,332
Crown Cork & Seal Finance PLC yankee 7% 12/15/06	440	391
DaimlerChrysler NA Holding Corp. 3.4% 12/15/04	5,500	5,533
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	1,555	1,554
7.711% 9/18/11	140	113
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Delta Air Lines, Inc. pass thru trust certificates: - continued
7.779% 11/18/05	$ 565	$ 458
9.875% 4/30/08	3,012	2,252
Deutsche Telekom International Finance BV:
8.25% 6/15/05	6,000	6,504
8.5% 6/15/10	3,800	4,291
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp.:
8.5% 6/1/11	775	756
10.625% 12/1/12 (g)	310	331
Ford Motor Credit Co.:
5.8% 1/12/09	2,875	2,653
6.875% 2/1/06	3,700	3,730
7.375% 10/28/09	10,950	10,720
General Electric Capital Corp. 6.125% 2/22/11	6,600	7,120
General Motors Acceptance Corp.:
6.38% 1/30/04	5,680	5,856
6.75% 1/15/06	2,020	2,113
6.875% 9/15/11	1,600	1,558
Goldman Sachs Group, Inc. 6.6% 1/15/12	9,355	10,305
Household Finance Corp.:
6.375% 10/15/11	7,765	8,196
6.75% 5/15/11	4,065	4,390
7% 5/15/12	1,235	1,361
8% 5/9/05	1,985	2,180
HSBC Capital Funding LP 9.547% 12/31/49 (e)(g)	5,300	6,507
ING Capital Funding Trust III 8.439% 12/31/10	8,450	9,744
IOS Capital, Inc. 9.75% 6/15/04	1,660	1,681
John Q. Hammons Hotels LP/John Q. Hammons Hotels Corp. III 8.875% 5/15/12	315	314
Lehman Brothers Holdings, Inc. 4% 1/22/08	2,500	2,493
Limestone Electron Trust/Limestone Electron, Inc. 8.625% 3/15/03 (g)	1,675	1,658
Meditrust Exercisable Put Options Securities Trust 7.114% 8/15/04 (g)	90	90
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. III 9.125% 1/15/11	$ 255	$ 205
Merrill Lynch & Co., Inc.:
4% 11/15/07	2,375	2,385
6.13% 5/16/06	1,105	1,197
6.15% 1/26/06	7,700	8,308
Millennium America, Inc. 9.25% 6/15/08	1,620	1,685
Morgan Stanley 6.6% 4/1/12	4,445	4,901
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	3,815	4,010
NiSource Finance Corp.:
7.625% 11/15/05	6,300	6,762
7.875% 11/15/10	4,505	5,033
Petronas Capital Ltd. 7% 5/22/12 (g)	11,260	12,219
Popular North America, Inc. 6.125% 10/15/06	5,545	5,962
Powergen US Funding LLC 4.5% 10/15/04	1,805	1,856
Qwest Capital Funding, Inc.:
5.875% 8/3/04	1,645	1,448
7% 8/3/09	840	605
7.25% 2/15/11	1,285	932
7.75% 8/15/06	4,795	3,788
Qwest Services Corp. 14% 12/15/14 (g)	498	535
R. H. Donnelley Finance Corp. I:
8.875% 12/15/10 (g)	440	466
10.875% 12/15/12 (g)	680	748
SESI LLC 8.875% 5/15/11	450	464
SLM Corp. 5.375% 1/15/13	3,900	3,974
Sprint Capital Corp. 6.875% 11/15/28	5,725	4,437
TCI Communications Financing III 9.65% 3/31/27	4,100	4,203
TXU Eastern Funding yankee:
6.45% 5/15/05 (c)	1,580	158
6.75% 5/15/09 (c)	6,425	643
USA Education, Inc. 5.625% 4/10/07	13,500	14,538
Verizon Global Funding Corp.:
6.125% 6/15/07	3,825	4,159
7.375% 9/1/12	1,275	1,461
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Xerox Capital (Europe) PLC 5.875% 5/15/04	$ 2,450	$ 2,413
Xerox Credit Corp. 6.1% 12/16/03	825	817
		280,092
Real Estate - 0.6%
Boston Properties, Inc. 6.25% 1/15/13 (g)	4,400	4,448
Cabot Industrial Property LP 7.125% 5/1/04	1,260	1,335
CarrAmerica Realty Corp. 5.25% 11/30/07	2,205	2,209
CenterPoint Properties Trust 6.75% 4/1/05	2,600	2,788
Duke Realty LP 7.3% 6/30/03	5,000	5,099
EOP Operating LP:
6.625% 2/15/05	2,500	2,644
7.75% 11/15/07	4,805	5,422
ERP Operating LP 7.1% 6/23/04	4,000	4,248
Gables Realty LP:
5.75% 7/15/07	4,795	4,756
6.8% 3/15/05	670	699
iStar Financial, Inc. 8.75% 8/15/08	820	869
LNR Property Corp.:
9.375% 3/15/08	665	665
10.5% 1/15/09	595	607
Meditrust Corp. 7.82% 9/10/26	1,325	1,325
MeriStar Hospitality Corp. 9% 1/15/08	820	685
ProLogis Trust 6.7% 4/15/04	1,550	1,611
Senior Housing Properties Trust 8.625% 1/15/12	580	577
		39,987
TOTAL FINANCIALS		384,628
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
Fisher Scientific International, Inc. 9% 2/1/08	495	518
Health Care Providers & Services - 0.2%
Alderwoods Group, Inc.:
11% 1/2/07	2,271	2,271
12.25% 1/2/09	740	677
Columbia/HCA Healthcare Corp. 6.73% 7/15/45	260	263
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	$ 860	$ 912
Owens & Minor, Inc. 8.5% 7/15/11	645	692
PacifiCare Health Systems, Inc. 10.75% 6/1/09	1,770	1,889
Triad Hospitals, Inc. 8.75% 5/1/09	640	678
Vanguard Health Systems, Inc. 9.75% 8/1/11	3,205	3,093
		10,475
Pharmaceuticals - 0.0%
aaiPharma, Inc. 11% 4/1/10	2,350	2,432
Biovail Corp. yankee 7.875% 4/1/10	460	472
		2,904
TOTAL HEALTH CARE		13,897
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc. 8.5% 5/15/11	685	733
Raytheon Co.:
5.5% 11/15/12	1,435	1,434
6.75% 8/15/07	2,160	2,356
7.9% 3/1/03	13,035	13,077
Transdigm, Inc. 10.375% 12/1/08	330	342
		17,942
Airlines - 0.0%
Delta Air Lines, Inc.:
equipment trust certificates:
8.54% 1/2/07	606	473
8.54% 1/2/07	163	114
6.65% 3/15/04	865	692
10.14% 8/14/12	120	84
		1,363
Building Products - 0.0%
Nortek, Inc.:
9.125% 9/1/07	735	748
9.25% 3/15/07	225	230
		978
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 0.2%
Allied Waste North America, Inc.:
7.625% 1/1/06	$ 1,780	$ 1,798
7.875% 1/1/09	1,150	1,139
9.25% 9/1/12 (g)	835	862
10% 8/1/09	3,575	3,557
Browning-Ferris Industries, Inc. 6.375% 1/15/08	50	44
Coinmach Corp. 9% 2/1/10	1,040	1,082
Iron Mountain, Inc.:
8.25% 7/1/11	1,070	1,110
8.625% 4/1/13	675	712
8.75% 9/30/09	70	73
JohnsonDiversey, Inc. 9.625% 5/15/12	860	899
National Waterworks, Inc. 10.5% 12/1/12 (g)	410	433
		11,709
Industrial Conglomerates - 0.2%
Tyco International Group SA yankee:
5.8% 8/1/06	2,365	2,259
6.375% 6/15/05	485	480
6.375% 2/15/06	2,125	2,088
6.75% 2/15/11	8,135	7,688
6.875% 1/15/29	3,000	2,670
		15,185
Machinery - 0.1%
AGCO Corp.:
8.5% 3/15/06	110	110
9.5% 5/1/08	445	478
Cummins, Inc.:
5.65% 3/1/98	850	493
9.5% 12/1/10 (g)	390	413
Dresser, Inc. 9.375% 4/15/11	1,420	1,427
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	1,355	1,396
Navistar International Corp. 9.375% 6/1/06	810	794
NMHG Holding Co. 10% 5/15/09	530	543
Terex Corp. 8.875% 4/1/08	1,200	1,116
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
TriMas Corp. 9.875% 6/15/12 (g)	$ 1,470	$ 1,456
		8,226
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	12,000	12,458
TFM SA de CV:
12.5% 6/15/12 (g)	375	361
yankee 10.25% 6/15/07	145	131
Union Pacific Corp. 6.625% 2/1/29	4,000	4,372
		17,322
TOTAL INDUSTRIALS		72,725
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Motorola, Inc. 8% 11/1/11	8,145	8,654
Computers & Peripherals - 0.2%
Hewlett-Packard Co.:
5.5% 7/1/07	4,375	4,672
6.5% 7/1/12	3,915	4,342
Seagate Technology HDD Holdings 8% 5/15/09	1,095	1,144
		10,158
Electronic Equipment & Instruments - 0.1%
Avnet, Inc. 9.75% 2/15/08	880	880
ChipPAC International Ltd. 12.75% 8/1/09	600	642
Flextronics International Ltd. yankee:
8.75% 10/15/07	2,075	2,117
9.875% 7/1/10	480	514
Ingram Micro, Inc. 9.875% 8/15/08	715	751
PerkinElmer, Inc. 8.875% 1/15/13 (g)	1,000	973
Solectron Corp. 7.375% 3/1/06	1,390	1,327
		7,204
IT Consulting & Services - 0.0%
Unisys Corp. 8.125% 6/1/06	890	923
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.1%
Xerox Corp.:
5.25% 12/15/03	$ 425	$ 421
5.5% 11/15/03	1,215	1,206
7.15% 8/1/04	785	777
9.75% 1/15/09 (g)	1,695	1,742
		4,146
Semiconductor Equipment & Products - 0.1%
Fairchild Semiconductor Corp. 10.375% 10/1/07	2,360	2,490
Micron Technology, Inc. 6.5% 9/30/05 (j)	2,000	1,680
		4,170
TOTAL INFORMATION TECHNOLOGY		35,255
MATERIALS - 0.7%
Chemicals - 0.1%
Berry Plastics Corp. 10.75% 7/15/12	1,495	1,585
FMC Corp. 10.25% 11/1/09 (g)	895	949
Georgia Gulf Corp. 10.375% 11/1/07	715	761
Huntsman International LLC 9.875% 3/1/09	1,875	1,866
Lyondell Chemical Co. 9.875% 5/1/07	395	369
Methanex Corp. yankee 7.75% 8/15/05	2,015	2,035
		7,565
Containers & Packaging - 0.2%
Anchor Glass Container Corp. 11% 2/15/13 (g)	900	900
Ball Corp. 6.875% 12/15/12 (g)	940	952
BWAY Corp. 10% 10/15/10 (g)	270	281
Crown Cork & Seal, Inc.:
7.375% 12/15/26	550	402
8% 4/15/23	785	589
8.375% 1/15/05	350	319
Graphic Packaging Corp. 8.625% 2/15/12	170	180
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12	880	909
Owens-Brockway Glass Container, Inc.:
8.75% 11/15/12 (g)	1,310	1,303
8.875% 2/15/09	2,420	2,468
Owens-Illinois, Inc.:
7.15% 5/15/05	1,115	1,087
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc.: - continued
7.35% 5/15/08	$ 180	$ 168
7.5% 5/15/10	200	185
7.8% 5/15/18	1,850	1,554
7.85% 5/15/04	975	975
8.1% 5/15/07	615	584
Silgan Holdings, Inc. 9% 6/1/09	670	693
		13,549
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 7.5% 11/15/06	3,240	3,078
Luscar Coal Ltd. 9.75% 10/15/11	290	313
P&L Coal Holdings Corp. 9.625% 5/15/08	2,645	2,781
Phelps Dodge Corp.:
8.75% 6/1/11	2,615	2,739
9.5% 6/1/31	380	391
Steel Dynamics, Inc. 9.5% 3/15/09	1,295	1,347
		10,649
Paper & Forest Products - 0.2%
Georgia-Pacific Corp.:
7.375% 12/1/25	2,255	1,691
7.5% 5/15/06	1,815	1,742
8.125% 5/15/11	2,015	1,824
8.875% 5/15/31	1,485	1,247
9.625% 3/15/22	290	260
Louisiana-Pacific Corp.:
8.5% 8/15/05	290	303
10.875% 11/15/08	1,200	1,296
Stone Container Corp.:
8.375% 7/1/12	760	787
9.75% 2/1/11	2,345	2,527
Weyerhaeuser Co. 6.125% 3/15/07	3,900	4,160
		15,837
TOTAL MATERIALS		47,600
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.7%
AT&T Corp.:
7% 11/15/06	$ 2,500	$ 2,656
7.8% 11/15/11	2,500	2,684
Cable & Wireless Optus Finance Property Ltd. 8.125% 6/15/09 (g)	2,800	3,125
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	2,640	1,320
Citizens Communications Co. 8.5% 5/15/06	1,655	1,822
France Telecom SA 9.25% 3/1/11	2,000	2,294
Koninklijke KPN NV yankee 8% 10/1/10	3,800	4,405
Qwest Corp. 8.875% 3/15/12 (g)	1,985	2,054
Rogers Cantel, Inc. yankee:
8.8% 10/1/07	815	725
9.375% 6/1/08	605	587
Telefonos de Mexico SA de CV 8.25% 1/26/06	10,000	10,963
TELUS Corp. yankee 7.5% 6/1/07	11,770	11,520
Tritel PCS, Inc. 10.375% 1/15/11	899	998
Triton PCS, Inc.:
8.75% 11/15/11	530	427
9.375% 2/1/11	1,635	1,365
U.S. West Communications:
5.65% 11/1/04	300	288
6.875% 9/15/33	900	738
7.2% 11/1/04	1,250	1,230
		49,201
Wireless Telecommunication Services - 0.4%
American Tower Corp. 9.375% 2/1/09	2,105	1,695
AT&T Wireless Services, Inc.:
7.35% 3/1/06	1,375	1,444
7.875% 3/1/11	15	16
8.125% 5/1/12	2,445	2,543
8.75% 3/1/31	3,640	3,758
Crown Castle International Corp.:
9.375% 8/1/11	1,105	906
10.75% 8/1/11	1,700	1,479
Dobson Communications Corp. 10.875% 7/1/10	870	792
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.:
0% 2/15/08 (d)	$ 3,405	$ 3,337
9.375% 11/15/09	240	229
9.5% 2/1/11	710	678
9.75% 10/31/07	270	263
Nextel Partners, Inc. 0% 2/1/09 (d)	1,535	1,243
Rogers Wireless, Inc. 9.625% 5/1/11	3,700	3,589
VoiceStream Wireless Corp.:
0% 11/15/09 (d)	1,052	957
10.375% 11/15/09	861	930
		23,859
TOTAL TELECOMMUNICATION SERVICES		73,060
UTILITIES - 1.9%
Electric Utilities - 1.1%
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	2,005	1,564
8.5% 4/15/12 (g)	930	725
Avon Energy Partners Holdings 6.46% 3/4/08 (g)	670	509
CMS Energy Corp.:
6.75% 1/15/04	2,385	2,230
7.5% 1/15/09	490	407
7.625% 11/15/04	200	181
8.9% 7/15/08	1,370	1,171
9.875% 10/15/07	920	833
Constellation Energy Group, Inc.:
6.125% 9/1/09	485	506
6.35% 4/1/07	4,410	4,671
7% 4/1/12	2,370	2,547
Dominion Resources, Inc. 6.25% 6/30/12	2,130	2,270
Edison International 6.875% 9/15/04	760	732
FirstEnergy Corp.:
5.5% 11/15/06	3,630	3,672
6.45% 11/15/11	2,425	2,436
Hydro-Quebec 6.3% 5/11/11	20,000	22,537
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Illinois Power Co.:
7.5% 6/15/09	$ 3,330	$ 2,864
11.5% 12/15/10 (g)	1,765	1,756
Nevada Power Co. 10.875% 10/15/09 (g)	570	587
Niagara Mohawk Power Corp. 8.875% 5/15/07	1,660	1,943
Oncor Electric Delivery Co.:
6.375% 1/15/15 (g)	2,195	2,230
7% 9/1/22 (g)	935	887
Pacific Gas & Electric Co.:
6.25% 8/1/03	355	351
6.25% 3/1/04	505	497
6.75% 10/1/23	490	451
8.25% 11/1/22	920	888
9.625% 11/1/05 (g)	1,030	1,025
Reliant Energy Resources Corp.:
7.75% 2/15/11	260	230
8.125% 7/15/05	430	413
Southern California Edison Co.:
6.25% 6/15/03	30	30
8.95% 11/3/03	2,795	2,893
TECO Energy, Inc.:
6.125% 5/1/07	2,535	2,307
7% 5/1/12	1,765	1,553
10.5% 12/1/07 (g)	1,140	1,186
TXU Corp. 6.375% 6/15/06	975	946
		70,028
Gas Utilities - 0.4%
ANR Pipeline, Inc. 9.625% 11/1/21	345	355
CMS Panhandle Holding Co. 6.125% 3/15/04	815	815
Consolidated Natural Gas Co. 6.85% 4/15/11	1,550	1,732
El Paso Energy Corp.:
7.375% 12/15/12	45	34
7.75% 1/15/32	425	289
8.05% 10/15/30	1,205	825
KeySpan Corp.:
7.25% 11/15/05	4,280	4,769
7.625% 11/15/10	3,160	3,716
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Noram Energy Corp. 6.5% 2/1/08	$ 195	$ 172
Sempra Energy 7.95% 3/1/10	1,020	1,159
Sonat, Inc.:
6.625% 2/1/08	980	728
6.75% 10/1/07	535	400
Southern Natural Gas Co.:
7.35% 2/15/31	125	108
8% 3/1/32	420	380
Tennessee Gas Pipeline Co.:
6% 12/15/11	290	251
7% 10/15/28	1,170	936
7.625% 4/1/37	2,725	2,289
Texas Eastern Transmission Corp.:
5.25% 7/15/07	1,215	1,243
7.3% 12/1/10	4,320	4,768
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	475	466
8.875% 7/15/12	555	572
Williams Holdings of Delaware, Inc. 6.5% 12/1/08	445	332
		26,339
Multi-Utilities & Unregulated Power - 0.4%
AES Corp.:
8.75% 6/15/08	540	340
8.875% 2/15/11	535	364
9.375% 9/15/10	945	643
9.5% 6/1/09	160	109
Aquila, Inc. 14.375% 7/1/12 (g)	600	456
El Paso Corp.:
7% 5/15/11	420	323
7.875% 6/15/12 (g)	200	158
Utilicorp United, Inc.:
6.875% 10/1/04	390	289
7% 7/15/04	245	183
7.95% 2/1/11	570	365
Western Resources, Inc.:
6.875% 8/1/04	440	422
7.875% 5/1/07	855	872
9.75% 5/1/07	2,335	2,265
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Williams Companies, Inc.:
6.5% 8/1/06	$ 2,200	$ 1,771
7.125% 9/1/11	9,735	7,399
7.5% 1/15/31	4,410	3,065
7.875% 9/1/21	965	680
8.125% 3/15/12 (g)	1,970	1,547
9.25% 3/15/04	3,665	3,390
		24,641
TOTAL UTILITIES		121,008
TOTAL NONCONVERTIBLE BONDS		945,055
TOTAL CORPORATE BONDS (Cost $949,326)		969,060
U.S. Government and Government Agency Obligations - 6.6%

U.S. Government Agency Obligations - 3.0%
Fannie Mae:
4.75% 1/2/07	9,190	9,686
5% 5/14/07	22,570	23,462
5.25% 6/15/06	8,545	9,269
6.25% 2/1/11	3,840	4,257
6.25% 7/19/11	40,000	42,149
6.625% 11/15/10	7,150	8,317
7% 7/15/05	2,400	2,678
7.25% 1/15/10	10,930	13,098
Financing Corp. - coupon STRIPS 0% 3/26/04	4,574	4,482
Freddie Mac:
2.875% 9/26/05	10,700	10,766
6% 5/25/12	15,000	15,594
Freddie Mac participation certificates:
5.75% 1/15/12	25,000	27,528
5.875% 3/21/11	22,810	24,773
Private Export Funding Corp. secured 6.86% 4/30/04	362	385
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		196,444
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - 3.6%
U.S. Treasury Bonds:
6.125% 8/15/29	$ 24,796	$ 28,893
6.375% 8/15/27	1,760	2,097
11.25% 2/15/15	28,800	47,449
U.S. Treasury Notes:
3% 11/15/07 (h)	30,600	30,659
4% 11/15/12 (h)	8,335	8,349
5% 8/15/11	90,025	97,628
6% 8/15/09	9,200	10,570
6.75% 5/15/05	5,800	6,429
TOTAL U.S. TREASURY OBLIGATIONS		232,074
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $407,277)		428,518
U.S. Government Agency - Mortgage Securities - 12.5%

Fannie Mae - 8.4%
5% 4/1/18 (h)	144,232	145,674
5.5% 11/1/08 to 3/1/14	7,285	7,642
5.5% 2/1/18 to 4/1/33 (h)	195,845	198,063
6% 8/1/12 to 1/1/29	31,713	32,958
6.5% 7/1/08 to 11/1/31	112,299	117,238
6.5% 2/1/33 (h)	11,168	11,636
7% 12/1/08 to 3/1/32	15,761	16,686
7% 2/1/33 (h)	1,229	1,294
7.5% 12/1/22 to 3/1/29	13,820	14,771
8% 9/1/17	24	26
TOTAL FANNIE MAE		545,988
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - 4.1%
5.5% 2/1/33 (h)	$ 9,000	$ 9,169
6.5% 3/15/26 to 8/15/32	34,953	36,796
7% 8/15/25 to 7/15/32	126,997	134,959
7% 2/1/33 (h)	75,465	80,064
7.5% 1/15/26 to 9/15/28	8,411	9,019
8% 1/15/17 to 10/15/29	525	571
9% 11/15/14 to 1/15/23	164	182
9.5% 11/15/20 to 3/15/23	97	110
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		270,870
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $796,726)		816,858
Asset-Backed Securities - 0.9%

American Express Credit Account Master Trust:
1.72% 12/15/08 (i)	5,200	5,193
6.1% 12/15/06	4,200	4,428
Chase Manhattan Auto Owner Trust 5.06% 2/15/08	1,523	1,568
Ford Credit Auto Owner Trust:
5.54% 12/15/05	3,800	3,963
5.71% 9/15/05	2,170	2,272
Home Equity Asset Trust Nims Trust 8% 5/27/33	1,775	1,746
Honda Auto Receivables Owner Trust 5.09% 10/18/06	3,825	3,979
Household Home Equity Loan Trust 1.72% 4/20/32 (i)	8,969	8,967
Morgan Stanley Dean Witter Capital I Trust 9.5% 6/25/32 (g)	2,453	2,450
Sears Credit Account Master Trust II:
1.66% 6/16/08 (i)	6,300	6,280
6.75% 9/16/09	7,895	8,702
7.5% 11/15/07	6,100	6,346
TOTAL ASSET-BACKED SECURITIES (Cost $54,096)		55,894
Commercial Mortgage Securities - 0.5%
	Principal Amount (000s)	Value (Note 1) (000s)
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/14/62	$ 5,000	$ 5,893
Series 1997-C2 Class D, 7.27% 1/17/35	2,800	3,055
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (g)	4,000	4,478
Class C1, 7.52% 5/15/06 (g)	4,000	4,493
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.97% 4/13/31 (i)	1,220	1,161
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (g)	5,000	4,376
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (g)	9,000	9,907
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,448)		33,363
Foreign Government and Government Agency Obligations - 0.5%

Chilean Republic:
5.5% 1/15/13	2,655	2,631
7.125% 1/11/12	4,045	4,471
Ontario Province 6% 2/21/06	5,600	6,109
Polish Government 6.25% 7/3/12	3,370	3,728
United Mexican States:
6.375% 1/16/13	3,050	2,980
7.5% 1/14/12	6,200	6,557
8.5% 2/1/06	5,000	5,660
9.875% 2/1/10	2,500	3,025
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $32,396)		35,161
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $2,795)	2,825	2,858
Floating Rate Loans - 0.0%
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - 0.0%
Diversified Financials - 0.0%
CC VIII Operating LLC Tranche B term loan 4.13% 2/2/08 (i)	$ 535	$ 452
Charter Communication Operating LLC Tranche B term loan 4.12% 3/18/08 (i)	470	397
TOTAL FLOATING RATE LOANS (Cost $865)		849
Money Market Funds - 8.2%
	Shares
Fidelity Cash Central Fund, 1.39% (b)	514,964,107	514,964
Fidelity Securities Lending Cash Central Fund, 1.38% (b)	17,824,200	17,824
TOTAL MONEY MARKET FUNDS (Cost $532,788)		532,788
TOTAL INVESTMENT PORTFOLIO - 107.5% (Cost $7,152,052)		7,011,663
NET OTHER ASSETS - (7.5)%		(491,626)
NET ASSETS - 100%		$ 6,520,037
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $103,778,000 or 1.6% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	8/8/02	$ 1,783
Other Information
The composition of credit quality ratings as a percentage of net assets, is as follows (ratings are unaudited):
Ratings
US Governments	19.1%
AAA, AA, A	6.3
BBB	4.4
BB	2.3
B	2.8
CCC, CC, C	0.8
Not Rated	0.2
Equities	63.4
Short-Term and Net Other Assets	0.7
Total	100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Purchases and sales of securities, other than short-term securities, aggregated $4,477,002,000 and $4,446,140,000, respectively, of which long-term U.S. government and government agency obligations aggregated $2,280,830,000 and $2,426,155,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $225,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,680,000 or 0.0% of net assets.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $10,123,000. The weighted average interest rate was 2.25%. At period end there were no bank borrowings outstanding.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $849,000 or 0.0% of net assets.
Income Tax Information
At July 31, 2002, the fund had a capital loss carryforward of approximately $101,582,000 all of which will expire on July 31, 2010.
The fund intends to elect to defer to its fiscal year ending July 31, 2003 approximately $76,400,000 of losses recognized during the period November 1, 2001 to July 31, 2002.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		January 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,612) (cost $7,152,052) - See accompanying schedule		$ 7,011,663
Cash		19
Receivable for investments sold		46,407
Receivable for fund shares sold		6,939
Dividends receivable		2,849
Interest receivable		28,043
Other receivables		7
Total assets		7,095,927

Liabilities
Payable for investments purchased Regular delivery	$ 54,295
Delayed delivery	484,104
Payable for fund shares redeemed	16,259
Accrued management fee	2,423
Other payables and accrued expenses	985
Collateral on securities loaned, at value	17,824
Total liabilities		575,890

Net Assets		$ 6,520,037
Net Assets consist of:
Paid in capital		$ 7,137,966
Undistributed net investment income		12,773
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(490,317)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(140,385)
Net Assets, for 497,350 shares outstanding		$ 6,520,037
Net Asset Value, offering price and redemption price per share ($6,520,037 ÷ 497,350 shares)		$ 13.11

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended January 31, 2003 (Unaudited)

Investment Income
Dividends		$ 28,162
Interest		73,416
Security lending		91
Total income		101,669

Expenses
Management fee	$ 14,067
Transfer agent fees	8,074
Accounting and security lending fees	378
Non-interested trustees' compensation	12
Custodian fees and expenses	152
Registration fees	52
Audit	37
Legal	13
Interest	1
Miscellaneous	38
Total expenses before reductions	22,824
Expense reductions	(1,252)	21,572
Net investment income (loss)		80,097
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of ($3,148) on sales of investments in affiliated issuers)	(284,480)
Foreign currency transactions	20
Total net realized gain (loss)		(284,460)
Change in net unrealized appreciation (depreciation) on: Investment securities	195,698
Assets and liabilities in foreign currencies	(8)
Delayed delivery commitments	245
Total change in net unrealized appreciation (depreciation)		195,935
Net gain (loss)		(88,525)
Net increase (decrease) in net assets resulting from operations		$ (8,428)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 80,097	$ 193,280
Net realized gain (loss)	(284,460)	(169,127)
Change in net unrealized appreciation (depreciation)	195,935	(798,309)
Net increase (decrease) in net assets resulting from operations	(8,428)	(774,156)
Distributions to shareholders from net investment income	(83,051)	(197,417)
Distributions to shareholders from net realized gain	-	(76,507)
Total distributions	(83,051)	(273,924)
Share transactions Net proceeds from sales of shares	712,791	1,857,458
Reinvestment of distributions	81,269	268,069
Cost of shares redeemed	(646,235)	(1,480,444)
Net increase (decrease) in net assets resulting from share transactions	147,825	645,083
Total increase (decrease) in net assets	56,346	(402,997)

Net Assets
Beginning of period	6,463,691	6,866,688
End of period (including undistributed net investment income of $12,773 and undistributed net investment income of $15,727, respectively)	$ 6,520,037	$ 6,463,691
Other Information Shares
Sold	53,946	126,508
Issued in reinvestment of distributions	6,137	18,314
Redeemed	(49,357)	(102,713)
Net increase (decrease)	10,726	42,109

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended January 31 2003,	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 13.28	$ 15.45	$ 15.33	$ 17.51	$ 16.66	$ 16.49
Income from Investment Operations
Net investment income (loss) D	.16	.41	.47	.46	.44	.48
Net realized and unrealized gain (loss)	(.16)	(1.99)	.61	(.18)	2.09	1.67
Total from investment operations	-	(1.58)	1.08	.28	2.53	2.15
Distributions from net investment income	(.17)	(.42)	(.47)	(.48)	(.40)	(.52)
Distributions from net realized gain	-	(.17)	(.49)	(1.98)	(1.28)	(1.46)
Total distributions	(.17)	(.59)	(.96)	(2.46)	(1.68)	(1.98)
Net asset value, end of period	$ 13.11	$ 13.28	$ 15.45	$ 15.33	$ 17.51	$ 16.66
Total Return B, C	(.01)%	(10.53)%	7.23%	1.82%	17.48%	14.54%
Ratios to Average Net Assets E
Expenses before expense reductions	.71% A	.69%	.67%	.67%	.68%	.70%
Expenses net of voluntary waivers, if any	.71% A	.69%	.67%	.67%	.68%	.70%
Expenses net of all reductions	.67% A	.66%	.64%	.63%	.65%	.67%
Net investment income (loss)	2.48% A	2.79%	3.05%	2.98%	2.67%	2.97%
Supplemental Data
Net assets, end of period (in millions)	$ 6,520	$ 6,464	$ 6,867	$ 5,814	$ 5,941	$ 4,963
Portfolio turnover rate	139% A	150%	115%	139%	157%	135%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Balanced Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees . A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 450,160	|
Unrealized depreciation	(618,563)
Net unrealized appreciation (depreciation)	$ (168,403)
Cost for federal income tax purposes	$ 7,180,066

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous repurchase of similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other short-term securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to interest income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to interest income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .44% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .25% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,581 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending - continued

or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,177 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $4 and $71, respectively.

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
LTX Corp.	$ 4,329	$ 6,530	$ -	$ 23,887

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

BAL-SANN-0303 340536
1.471161.105

Fidelity®

Low-Priced Stock

Fund

Semiannual Report

January 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equity markets got off to a fine start in the early weeks of 2003, then pulled back sharply on war fears and concerns about the pace of the economy. While the vast majority of 2003 is still before us, January's decline disappointed investors hoping to avoid a fourth straight down year for stocks. In the debt markets, corporates and high-yield bonds have been the best performers in recent months.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Low-Priced Stock	-5.87%	-9.79%	45.72%	259.65%
Fidelity Low-Priced Stock (incl. 3.00% sales charge)	-8.70%	-12.50%	41.35%	248.86%
Russell 2000 ®	-4.44%	-21.87%	-7.74%	87.70%
Small Cap Funds Average	-5.08%	-22.45%	-0.35%	106.56%
Mid Cap Value Funds Average	-4.51%	-15.57%	19.03%	149.81%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000 ® Index - a market capitalization-weighted index of 2,000 small company stocks. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Low-Priced Stock	-9.79%	7.82%	13.66%
Fidelity Low-Priced Stock (incl. 3.00% sales charge)	-12.50%	7.17%	13.31%
Russell 2000	-21.87%	-1.60%	6.50%
Small Cap Funds Average	-22.45%	-0.65%	7.03%
Mid Cap Value Funds Average	-15.57%	3.09%	9.15%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Low-Priced Stock Fund on January 31, 1993, and the current 3.00% sales charge was paid. The chart shows how the value of your investment would have grown, and also shows how the Russell 2000 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

It wasn't the worst six months for stocks. In fact, it was one of the better ones of late. Unfortunately, stocks were still down for the most part, and that's something investors hoped to avoid in 2003. For the six months ending January 31, 2003, the major equity benchmarks delivered flat to negative returns. Whether that recent performance is indicative of gradual improvement or just another false dawn to a market recovery is unclear, and conflicting signals make it difficult to gauge. For instance, the final three months of 2002 was the worst quarter for consumer spending since 1993. On the other hand, business spending during the same period was its best since the third quarter of 2000. Casting further uncertainty on the stock market is the potential effect of a war with Iraq. It could have serious implications on the supply and prices of oil, while a quick and decisive U.S. victory could help bolster investor confidence. Turning back to the six months at hand, the large-cap-oriented Standard & Poor's 500SM Index dropped 5.27%, while the blue-chips' proxy Dow Jones Industrial AverageSM slid 6.75%. In a departure from its recent history, the technology-heavy NASDAQ Composite® Index outperformed most broader benchmarks, falling just 0.35% over the past six months.

(Portfolio Manager photograph)
An interview with Joel Tillinghast, Portfolio Manager of Fidelity Low-Priced Stock Fund

Q. How did the fund perform, Joel?

A. The fund fell 5.87% during the six-month period that ended January 31, 2003. In contrast, the Russell 2000 Index declined 4.44%, while the small cap funds average dropped 5.08% according to Lipper Inc. For the 12 months that ended January 31, 2003, the fund fell 9.79%, while the index and peer group declined 21.87% and 22.45%, respectively.

Q. What influenced fund performance during the six-month period?

A. It was a difficult period all around. Bad news continued to dominate the headlines in most industries, and as the period wore on it became evident that the much-anticipated economic rebound wasn't going to materialize. The fund was penalized for being tilted in favor of an economic recovery and, as the flood of bad news continued, several stocks within economically sensitive areas - including technology and consumer staples - proved particularly disappointing. Our strategy of buying attractive companies after stock declines didn't help in a period where bad news was followed by more bad news.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. You raised the fund's technology exposure during the period. Why?

A. I tried to emphasize companies with above-average visibility on sales and profits, and thus favored companies with long-term contracts for information technology outsourcing, services or software maintenance. Unfortunately, even these companies struggled to add new contracts. On the outsourcing side, the fund did realize good results from Affiliated Computer Services, which provides IT and business process outsourcing to a diverse range of industries. However, most of our other outsourcers - including Computer Sciences and Perot Systems - suffered from lower business volumes brought on by decreased corporate spending. Several of our services names also ran into trouble, including CSG Systems - which provides customized billing solutions to cable TV companies - and Sabre Holdings, which specializes in airline reservation systems.

Q. Why did you make a larger commitment to consumer names, most notably grocer Safeway and drugstore chain CVS?

A. Both companies sell a wide variety of daily consumables, which I felt could translate to a degree of sales and profit stability against the uncertain economic backdrop. What I didn't anticipate, however, was that both companies would experience disappointing sales growth. In the case of CVS, sales of its food and its health and beauty items were flat compared to prior periods, as consumers opted for less-expensive products. Uncertainty over President Bush's prescription drug benefit plan also blurred the picture. Safeway, on the other hand, caters to a higher-end clientele, but even well-to-do consumers pared back on spending during this period. Both stocks fell in value, but we continued to own them.

Q. What was your game plan within the health care universe?

A. I focused mainly on health care services companies that either provided a recurring service or were dominant in their fields. One example was Renal Care Group, a leading dialysis provider that performed well. Dialysis patients tend to require treatment for long periods of time, and Renal Care enjoyed a strong competitive position within its market. Another name was Lincare Holdings, which continued to grow its earnings during the period. Lincare provides respiratory and infusion therapy equipment to in-home patients.

Q. Which other stocks did well?

A. Tellabs - which provides equipment to telephone companies - was our best individual performer relative to the index. Tellabs was in a good position to benefit from a regulatory change that could spur increased equipment spending. Computer Associates also fared well, as the software company continued to pay down debt and increase its free cash flow.

Q. What's your outlook, Joel?

A. I'm hopeful, but also realistic. A stronger market ultimately hinges on improved corporate profits, and we haven't seen sustained profit improvement yet. In terms of the fund, I've reached a certain comfort level with some of the companies we own that have managed to grow steadily despite the environment. A company's performance under adverse conditions is a good barometer, so I'll continue looking for those that I feel can grow regardless of market conditions.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: capital appreciation by investing mainly in low-priced common stocks ($35 or less at time of purchase)

Fund number: 316

Trading symbol: FLPSX

Start date: December 27, 1989

Size: as of January 31, 2003, more than $14.9 billion

Manager: Joel Tillinghast, since 1989; analyst, various industries, 1986-1989; joined Fidelity in 1986

3

Joel Tillinghast discusses the impact of rising unemployment rates on his investment approach:

"The accelerated rate of unemployment in the U.S. is a cause for concern from many angles, and it had a significant impact on how I ran the fund during the period.

"Within the finance sector, for example, I generally avoided credit-sensitive banks and sub-prime lenders - which I felt ran the risk of higher default levels - and instead focused on secured lenders such as Doral Financial, a Puerto Rico-based mortgage financing firm. Doral - which was one of our better stocks during the period - typically requires borrowers to pledge some form of secured collateral. On the flip side, rising joblessness most likely played a role in the disappointing performance of one of our real estate holdings, Apartment Investment and Management Company. Rental vacancies have increased significantly, as younger professionals have been unable to afford rent due to a challenging job market.

"Affordability also has become a concern for homebuilders, which have enjoyed a solid run over the past few years. Sales have remained fairly strong for companies such as D.R. Horton, but there is mounting concern that rising unemployment will eventually hinder new home purchases."

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Safeway, Inc.	2.5	0.7
CVS Corp.	2.1	2.2
The PMI Group, Inc.	1.5	1.1
Lafarge North America, Inc.	1.4	1.3
D.R. Horton, Inc.	1.3	1.4
Sabre Holdings Corp. Class A	1.1	0.5
Outback Steakhouse, Inc.	1.0	1.0
Applebee's International, Inc.	1.0	0.8
Computer Sciences Corp.	1.0	0.7
Ross Stores, Inc.	1.0	0.9
	13.9
Top Five Market Sectors as of January 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	26.9	24.5
Financials	15.1	13.7
Information Technology	14.7	11.7
Industrials	12.3	11.1
Health Care	9.5	9.2
Asset Allocation (% of fund's net assets)
As of January 31, 2003 *		As of July 31, 2002 **
	Stocks 95.6%		Stocks 85.1%
	Convertible Securities 0.2%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 4.2%		Short-Term Investments and Net Other Assets 14.5%
* Foreign investments	14.3%	** Foreign investments	12.4%

Semiannual Report

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 26.9%
Auto Components - 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	1,230,980	$ 30,984
ArvinMeritor, Inc. (c)	5,977,100	101,551
Dura Automotive Systems, Inc. Class A (a)(c)	1,560,074	14,805
FCC Co. Ltd.	75,000	1,820
Federal Screw Works (c)	125,000	5,235
Fuji Oozx, Inc.	200,000	347
Intermet Corp. (c)	2,543,310	10,580
Murakami Corp. (c)	800,000	3,203
Owari Precise Products Co. Ltd.	350,000	467
Piolax, Inc. (c)	850,000	5,955
Spartan Motors, Inc.	311,300	3,465
Stoneridge, Inc. (a)(c)	2,239,700	26,540
Strattec Security Corp. (a)(c)	528,700	24,912
Tachi-S Co. Ltd.	1,100,000	4,019
Tochigi Fuji Industrial Co. Ltd.	600,000	1,076
Transpro, Inc. (a)(c)	649,625	3,904
		238,863
Automobiles - 0.0%
Monaco Coach Corp. (a)	25,000	313
National R.V. Holdings, Inc. (a)(c)	971,900	6,220
		6,533
Distributors - 0.3%
Advanced Marketing Services, Inc. (c)	1,927,800	21,206
Compania de Distribucion Integral Logista SA	20,000	415
Goodfellow, Inc. (c)	419,000	3,098
Impact 21 Co. Ltd.	100,000	1,072
Nagahori Corp.	200,000	367
Nakayamafuku Co. Ltd.	50,000	150
Uni-Select, Inc. (c)	1,548,800	18,474
		44,782
Hotels, Restaurants & Leisure - 5.0%
Applebee's International, Inc. (c)	5,580,800	145,101
Argosy Gaming Co. (a)	35,000	607
ARK Restaurants Corp. (a)(c)	221,300	1,521
Ask Central PLC	2,001,000	3,477
Benihana, Inc. (a)(c)	373,300	4,498
Benihana, Inc. Class A (c)	470,225	5,699
CEC Entertainment, Inc. (a)(c)	2,336,500	66,100
Darden Restaurants, Inc.	2,075,000	45,028
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Elxsi Corp. (a)	181,600	$ 565
Enterprise Inns PLC	613,956	5,345
Flanigan's Enterprises, Inc. (c)	195,000	1,170
Gresham Hotel Group PLC (a)	1,957,562	1,306
Groupe Partouche	20,000	1,311
Hanover International PLC	1,250,000	2,234
IHOP Corp. (a)(c)	1,900,000	40,451
Jack in the Box, Inc. (a)(c)	2,821,300	45,423
Jurys Doyle Hotel Group PLC (Ireland)	350,000	2,694
Kerzner International Ltd. (a)	518,500	12,102
Lakes Entertainment, Inc. (a)(c)	1,056,200	6,411
Luminar PLC	50,000	235
MTR Gaming Group, Inc. (a)(c)	1,942,100	13,459
Outback Steakhouse, Inc. (c)	4,750,000	155,088
Papa John's International, Inc. (a)(c)	2,269,600	57,262
Pizzaexpress PLC	1,850,000	9,096
Ryan's Family Steak Houses, Inc. (a)(c)	2,332,300	24,722
Sonic Corp. (a)(c)	4,200,000	95,508
Sportscene Restaurants, Inc. Class A (c)	135,500	1,011
Steak n Shake Co. (a)	95,900	925
		748,349
Household Durables - 5.5%
Abbey PLC (c)	3,407,000	16,870
Airsprung Furniture Group PLC	950,000	1,322
Barratt Developments PLC	4,450,000	27,120
Beazer Homes USA, Inc. (a)	450,570	25,930
Bellway PLC	2,307,900	17,183
Berkeley Group PLC	500,000	4,624
Blyth, Inc. (c)	3,720,000	97,910
Boston Acoustics, Inc. (c)	246,000	2,578
Bush Industries, Inc. Class A (c)	1,014,200	4,077
Cavalier Homes, Inc. (a)	120,000	182
Chromcraft Revington, Inc. (a)(c)	957,300	11,823
Clayton Homes, Inc.	3,832,000	46,942
Cobra Electronics Corp. (a)(c)	612,600	3,786
D.R. Horton, Inc. (c)	10,116,800	193,231
Decorator Industries, Inc. (c)	279,715	1,435
Department 56, Inc. (a)(c)	1,293,100	15,401
Dominion Homes, Inc. (a)(c)	812,900	11,381
Ekornes AS	120,000	1,387
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Enesco Group, Inc. (a)(c)	1,211,900	$ 8,326
Fleetwood Enterprises, Inc. (a)	537,500	2,682
Helen of Troy Ltd. (a)(c)	2,821,100	36,449
Henry Boot PLC (c)	1,700,000	7,532
IDT International Ltd.	250,000	25
Kaufman & Broad SA	225,000	4,599
KB Home	2,055,600	91,906
M/I Schottenstein Homes, Inc. (c)	1,760,000	47,344
Media Arts Group, Inc. (a)(c)	1,322,000	3,979
Meritage Corp. (a)(c)	834,100	27,434
Modtech Holdings, Inc. (a)	406,576	3,505
Mohawk Industries, Inc. (a)	600,000	31,608
Nagawa Co. Ltd. (c)	875,000	2,700
Norwall Group, Inc. (a)	35,000	211
P&F Industries, Inc. Class A (a)(c)	359,300	2,282
Persimmon PLC	1,500,000	10,056
Portmeirion Group PLC	350,000	1,104
Rational AG	10,000	318
Southern Energy Homes, Inc. (a)(c)	1,425,100	1,781
Stanley Furniture Co., Inc. (a)(c)	675,000	14,864
Technical Olympic USA, Inc. (a)	129,131	1,956
Techtronic Industries Co.	15,000,000	15,385
The Rowe Companies (a)	456,700	1,105
Toso Co. Ltd.	400,000	661
William Lyon Homes, Inc. (a)(c)	507,500	11,140
Yankee Candle Co., Inc. (a)	973,400	15,798
		827,932
Internet & Catalog Retail - 0.5%
Blair Corp. (c)	782,900	18,398
Coldwater Creek, Inc. (a)(c)	1,131,975	13,980
Insight Enterprises, Inc. (a)(c)	4,606,400	36,851
		69,229
Leisure Equipment & Products - 0.8%
Action Performance Companies, Inc.	60,000	1,057
Anthony & Sylvan Pools Corp. (a)	226,936	579
Brass Eagle, Inc. (a)	234,949	1,621
Coastcast Corp. (a)(c)	763,200	1,488
Gametech International, Inc. (a)	278,800	948
JAKKS Pacific, Inc. (a)(c)	2,437,600	29,885
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Johnson Outdoors, Inc. Class A (a)(c)	381,700	$ 4,580
K2, Inc. (a)	664,000	6,527
Marine Products Corp. (c)	1,587,940	16,435
MarineMax, Inc. (a)	180,100	2,071
Polaris Industries, Inc.	505,000	26,038
Radica Games Ltd. (a)	31,300	134
SCP Pool Corp. (a)	790,100	21,909
Zapf Creation AG	239,000	6,329
		119,601
Media - 1.2%
Austereo Group Ltd.	5,000,000	4,406
CanWest Global Communications Corp. (sub. vtg.) (a)	918,006	4,434
Catalina Marketing Corp. (a)	718,800	14,017
Championship Auto Racing Teams, Inc. (a)(c)	1,471,600	5,357
Chime Communications PLC	100,000	26
Chubu-Nippon Broadcasting Co. Ltd.	100,000	634
COMTEX News Network, Inc. (a)	196,500	35
Cordiant Communications Group PLC sponsored ADR (a)	2,305,000	4,841
Grupo Radio Centro SA de CV sponsored ADR (a)	655,600	1,213
Harte-Hanks, Inc.	40,000	735
Highbury House Communications PLC	100,000	22
Independent News & Media PLC (Ireland)	10,000	16
Johnston Press PLC	4,500,030	25,387
Mice Group PLC	50,000	52
Opinion Research Corp. (a)	294,401	1,472
P4 Radio Hele Norge ASA	450,000	202
Persona, Inc. (a)(c)	1,964,300	5,680
PubliGroupe SA (Reg.) (a)	15,000	2,265
R.H. Donnelley Corp. (a)(c)	1,731,400	54,176
SMG PLC	550,000	661
Source Interlink Companies, Inc. (a)(c)	1,818,100	8,291
Southern Cross Broadcasting Australia Ltd.	1,033,906	5,527
Trinity Mirror PLC	1,150,000	6,999
TV Azteca SA de CV sponsored ADR	2,932,300	12,756
TVA Group, Inc. Class B (c)	1,589,400	15,512
Village Roadshow Ltd. (a)	500,000	370
VLT AB (B Shares)	225,000	1,834
Wegener NV	400,000	1,658
		178,578
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 1.1%
Arnotts PLC	100,387	$ 1,345
BJ's Wholesale Club, Inc. (a)(c)	7,006,000	107,892
Daiwa Co. Ltd.	300,000	383
Dollar General Corp.	235,000	2,646
Dollar Tree Stores, Inc. (a)	916,900	20,136
Merchant Retail Group PLC	850,000	1,372
ShopKo Stores, Inc. (a)(c)	2,300,000	25,875
		159,649
Specialty Retail - 7.1%
Aaron Rents, Inc.	709,700	13,811
American Eagle Outfitters, Inc. (a)(c)	4,375,000	71,794
AutoZone, Inc. (a)	1,150,000	75,567
Best Buy Co., Inc. (a)	3,450,000	90,011
BMTC Group, Inc. Class A (sub. vtg.) (c)	1,600,000	17,087
Brookstone Co., Inc. (a)(c)	836,600	12,273
Cato Corp. Class A (c)	1,945,844	34,636
CD Bramall PLC (c)	3,764,869	18,077
CDW Computer Centers, Inc. (a)	1,038,200	45,774
Charlotte Russe Holding, Inc. (a)(c)	2,119,767	22,703
Chico's FAS, Inc. (a)	320,000	5,827
Christopher & Banks Corp. (a)	100,000	1,860
Cole National Corp. Class A (a)	628,700	6,947
Copart, Inc. (a)	908,100	9,335
Finish Line, Inc. Class A (a)(c)	2,012,600	23,588
Finlay Enterprises, Inc. (a)(c)	1,042,700	13,659
Footstar, Inc. (a)(c)	2,010,900	17,153
French Connection Group PLC	900,000	14,343
Friedmans, Inc. Class A (c)	1,697,700	16,553
Guitar Center, Inc. (a)(c)	1,565,500	30,496
Hibbett Sporting Goods, Inc. (a)(c)	984,300	21,074
Homestyle Group PLC	550,000	1,359
Hot Topic, Inc. (a)	951,200	22,543
JJB Sports PLC	2,325,000	5,381
Jo-Ann Stores, Inc. Class B (non-vtg.) (a)	449,000	10,017
Keiiyu Co. Ltd.	100,000	588
La Senza Corp. (sub. vtg.)	148,500	927
Le Chateau, Inc. Class A (sub. vtg.) (c)	192,900	1,350
Lithia Motors, Inc. Class A (a)(c)	1,404,000	20,161
Loehmann's Holdings, Inc. (a)	30,000	450
Matalan PLC	10,000	36
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Monro Muffler Brake, Inc. (a)(c)	816,800	$ 15,380
New Look Group PLC	400,000	1,413
New Look Group PLC (d)	950,000	3,356
O'Reilly Automotive, Inc. (a)	364,975	8,916
One Price Clothing Stores, Inc. (a)(c)	293,986	125
Pacific Sunwear of California, Inc. (a)	2,370,000	43,134
PC Connection, Inc. (a)	1,217,700	7,611
Pier 1 Imports, Inc.	2,350,000	39,833
Pomeroy Computer Resources, Inc. (a)(c)	1,267,800	10,586
Regis Corp.	100,000	2,694
Rex Stores Corp. (a)(c)	1,400,000	14,196
RONA, Inc.	5,000	41
Ross Stores, Inc.	3,675,000	143,362
ScS Upholstery PLC	500,000	1,742
Sonic Automotive, Inc. Class A (a)	612,100	9,488
TBC Corp. (a)(c)	2,121,332	28,850
The Buckle, Inc. (a)	288,700	4,792
The Childrens Place Retail Stores, Inc. (a)(c)	2,650,688	28,256
The Men's Wearhouse, Inc. (a)(c)	2,973,600	41,660
Too, Inc. (a)	396,100	6,595
Topps Tiles PLC	211,400	966
United Retail Group, Inc. (a)(c)	883,100	2,455
Wet Seal, Inc. Class A (a)	50,000	445
Whitehall Jewellers, Inc. (a)(c)	962,300	9,690
Wilsons Leather Experts, Inc. (a)(c)	2,037,412	9,354
		1,060,320
Textiles Apparel & Luxury Goods - 3.8%
Bijou Brigitte Modische Accessoires AG	10,000	476
Cherokee, Inc. (a)(c)	743,300	11,261
Columbia Sportswear Co. (a)	29,000	1,030
Dan River, Inc. Class A (a)	189,000	539
Danier Leather, Inc. (a)(c)	405,200	3,315
Delta Apparel, Inc. (c)	399,000	6,284
Fossil, Inc. (a)(c)	4,591,400	84,941
Gerry Weber International AG (Reg.)	10,666	61
Gildan Activewear, Inc. Class A (sub. vtg.) (a)(c)	2,192,500	56,325
Hampshire Group Ltd. (a)(c)	466,700	10,333
JLM Couture, Inc. (a)(c)	197,100	777
Jones Apparel Group, Inc. (a)	3,300,000	107,844
Kenneth Cole Productions, Inc. Class A (a)(c)	1,120,000	27,194
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Liz Claiborne, Inc.	448,100	$ 12,869
Movado Group, Inc. (c)	975,900	17,898
Nautica Enterprises, Inc. (a)(c)	3,580,000	38,413
Novel Denim Holdings Ltd. (a)(c)	943,800	2,737
Perry Ellis International, Inc. (a)(c)	575,300	10,022
Polo Ralph Lauren Corp. Class A (a)(c)	2,708,100	55,272
Quaker Fabric Corp. (a)	194,500	1,295
Quiksilver, Inc. (a)(c)	1,800,000	47,430
Tandy Brands Accessories, Inc. (a)(c)	550,900	5,443
Ted Baker PLC	125,000	439
Tommy Hilfiger Corp. (a)(c)	9,044,150	58,787
Yue Yuen Industrial Holdings Ltd.	300,000	1,123
		562,108
TOTAL CONSUMER DISCRETIONARY		4,015,944
CONSUMER STAPLES - 8.9%
Beverages - 1.1%
Constellation Brands, Inc. Class A (a)(c)	5,665,800	142,042
Hansen Natural Corp. (a)(c)	752,875	3,222
Mikuni Coca-Cola Bottling Co.	50,000	334
National Beverage Corp. (a)	759,400	11,581
Shikoku Coca-Cola Bottling Co. Ltd.	200,000	1,620
		158,799
Food & Drug Retailing - 5.4%
C Two-Network Co. Ltd.	25,000	544
CVS Corp.	13,670,400	309,224
Duane Reade, Inc. (a)	510,000	6,875
Fresh Brands, Inc. (c)	510,700	7,477
Jean Coutu Group, Inc. Class A	2,270,200	23,350
Metro, Inc. Class A (sub. vtg.) (c)	6,455,000	77,421
Ministop Co. Ltd.	100,000	1,460
Safeway, Inc. (a)	16,007,500	379,361
Shoei Foods Corp.	250,000	772
Sligro Food Group NV	50,000	2,153
Somerfield PLC	500,000	675
Village Super Market, Inc. Class A (a)	47,600	1,164
Yaoko Co. Ltd.	10,000	133
		810,609
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - 1.2%
American Italian Pasta Co. Class A (a)	478,800	$ 18,817
Brioche Pasquier SA	65,000	3,537
Cagle's, Inc. Class A (a)(c)	474,700	3,750
Dean Foods Co. (a)	475,000	18,440
Fresh Del Monte Produce, Inc.	1,549,700	32,079
Green Mountain Coffee, Inc. (a)	148,400	2,227
Greggs PLC	35,000	1,760
IAWS Group PLC:
(Ireland)	1,716,000	13,391
(United Kingdom) (Reg.)	550,000	4,258
John B. Sanfilippo & Son, Inc. (a)	142,150	1,947
Kerry Group PLC Class A	2,100,000	27,103
Kleeneze PLC (c)	2,700,000	2,824
Monterey Pasta Co. (a)(c)	1,308,000	5,222
Riviana Foods, Inc. (c)	912,936	23,481
Robert Wiseman Dairies PLC	200,000	577
Saputo, Inc.	320,400	5,264
Sylvan, Inc. (a)	260,600	2,697
Want Want Holdings Ltd.	5,000,000	3,775
Zapata Corp. (a)(c)	238,700	8,596
		179,745
Personal Products - 0.3%
DSG International Ltd. (a)(c)	512,500	1,922
IWP International PLC:
(Dublin) (Reg.)	250,000	100
(United Kingdom) (Reg.)	700,000	311
Nature's Sunshine Products, Inc. (c)	1,617,300	13,893
Steiner Leisure Ltd. (a)(c)	1,741,308	20,426
The Stephan Co. (c)	453,500	1,542
		38,194
Tobacco - 0.9%
DIMON, Inc. (c)	2,773,600	20,247
Loews Corp. - Carolina Group	1,616,000	32,983
RJ Reynolds Tobacco Holdings, Inc.	1,000,000	42,360
Standard Commercial Corp. (c)	1,347,165	22,471
UST, Inc.	700,000	21,630
		139,691
TOTAL CONSUMER STAPLES		1,327,038
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 3.0%
Energy Equipment & Services - 1.6%
AKITA Drilling Ltd. Class A (non-vtg.)	863,500	$ 11,889
Bolt Technology Corp. (a)	266,100	798
CCS Income Trust unit (c)	1,375,100	15,942
Collicutt Hanover Services Ltd. (a)	211,000	312
Ensign Resource Service Group, Inc.	1,200,000	14,188
Farstad Shipping ASA	1,650,000	9,539
Foremost Industries Income Fund (trust unit) (c)	543,500	2,290
Fugro NV (Certificaten Van Aandelen)	491,000	20,559
Gulf Island Fabrication, Inc. (a)	188,700	3,208
IHC Caland NV	50,000	2,419
Lufkin Industries, Inc. (c)	453,700	10,222
NQL Drilling Tools, Inc. (a)(c)	2,419,900	11,928
Offshore Logistics, Inc. (a)(c)	1,272,566	25,744
Oil States International, Inc. (a)	1,269,800	15,238
Pason Systems, Inc. (a)(c)	1,043,500	8,401
Peak Energy Services Ltd. (a)(c)	2,695,900	3,455
Petroleum Helicopters, Inc. (a)(c)	218,200	6,437
Petroleum Helicopters, Inc. (non-vtg.) (a)	300,000	8,964
ProSafe ASA (a)	800,000	12,025
RPC, Inc. (c)	2,846,600	30,459
Solstad Offshore ASA	200,000	809
Superior Energy Services, Inc. (a)	2,550,000	20,273
T-3 Energy Services, Inc. (a)	10,000	64
Technip-Coflexip SA	50,000	3,138
Total Energy Services Ltd. (a)(c)	1,809,300	2,557
Wenzel Downhole Tools Ltd. (a)	796,400	309
		241,167
Oil & Gas - 1.4%
Adams Resources & Energy, Inc. (c)	421,800	2,489
Castle Energy Corp. (c)	1,167,000	4,318
Compton Petroleum Corp. (a)	1,400,000	4,426
Dorchester Hugoton Ltd. (depositary unit)	149,300	2,401
Giant Industries, Inc. (a)(c)	901,600	2,867
Holly Corp. (c)	1,484,000	30,941
KCS Energy, Inc. (a)(c)	3,419,400	8,651
Markwest Hydrocarbon, Inc. (a)(c)	760,300	4,486
Nissin Shoji Co. Ltd.	250,000	790
Novus Petroleum Ltd. (a)(c)	10,900,000	7,172
Oil Search Ltd. (a)	35,360,463	14,748
Pe Ben Oilfield Services Ltd. (a)(c)	336,150	906
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Petroleum Development Corp. (a)(c)	1,624,500	$ 9,227
Stelmar Shipping Ltd. (a)	49,300	779
Swift Energy Co. (a)(c)	2,267,800	21,544
Teekay Shipping Corp. (c)	2,200,000	85,822
Tsakos Energy Navigation Ltd.	318,500	4,723
Vintage Petroleum, Inc.	645,200	6,988
		213,278
TOTAL ENERGY		454,445
FINANCIALS - 15.1%
Banks - 6.6%
Abbey National PLC	100,000	662
Amagerbanken AS	30,000	2,324
Amtssparekassen Fyn AS	35,000	2,686
Anglo Irish Bank Corp. PLC	3,000,360	21,523
Bank of Ireland	2,000,001	20,452
Bank of the Ozarks, Inc. (c)	754,400	21,576
BOK Financial Corp.	935,767	30,553
California First National Bancorp	515,900	5,799
Canadian Western Bank (c)	921,000	15,768
Cascade Bancorp	255,663	3,774
Cathay Bancorp, Inc. (c)	1,195,754	44,971
Century Bancorp, Inc. Class A (non-vtg.)	7,514	206
City National Corp.	1,050,000	48,111
Coastal Financial Corp.	213,900	2,909
DnB Holding ASA	6,300,095	30,412
DnB Holding ASA (d)	900,000	4,345
East West Bancorp, Inc.	170,000	5,943
Fidelity Bancorp, Inc., Pennsylvania	48,400	938
First BanCorp Puerto Rico (c)	3,955,500	97,899
First Mutual Bancshares, Inc. (c)	353,820	6,316
Gjensidige NOR ASA	1,200,000	38,676
Great Southern Bancorp, Inc.	159,400	6,213
Hanmi Financial Corp. (c)	1,237,185	21,119
Harleysville National Corp.	80,692	2,064
Hawthorne Financial Corp. (a)(c)	524,700	15,452
HMN Financial, Inc.	50,000	798
International Bancshares Corp.	218,906	8,268
JCG Holdings Ltd.	32,250,000	16,435
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
Jyske Bank AS (Reg.) (a)(c)	2,150,000	$ 60,234
Laurentian Bank of Canada	1,050,000	17,907
Local Financial Corp. (a)(c)	1,790,545	27,073
National Bank of Canada	1,400,000	29,222
Nordlandsbanken AS (c)	1,518,000	7,350
Nordvestbank (Reg.)	12,000	1,633
North Central Bancshares, Inc. (c)	165,900	5,893
OKO Bank (A Shares)	950,000	14,827
Pacific Union Bank (a)	260,597	3,119
Parkvale Financial Corp.	231,153	5,120
Popular, Inc.	2,237,700	75,343
Quaker City Bancorp, Inc. (a)(c)	349,142	12,150
Ringerikes Sparebank (c)	30,950	604
Ringkjoebing Bank (Reg.) (c)	31,730	5,214
S.Y. Bancorp, Inc.	290,500	10,821
Secure Trust Banking Group PLC	25,000	169
SouthTrust Corp.	3,700,000	96,422
Southwest Bancorp of Texas, Inc. (a)	160,000	5,205
Southwest Bancorp, Inc., Oklahoma	152,000	3,637
Sparebanken More (primary capital certificate)	50,084	1,332
Sparebanken Rana (c)	43,250	688
Sparebanken Rogaland (primary capital certificate)	50,000	1,315
Sterling Bancorp (c)	1,163,568	31,032
Sterling Bancshares, Inc.	100,000	1,182
Sydbank AS	340,000	25,844
Texas Regional Bancshares, Inc. Class A	250,000	8,700
Umpqua Holdings Corp.	49,992	978
W Holding Co., Inc.	2,615,800	44,626
Yardville National Bancorp (c)	634,677	10,510
		984,342
Diversified Financials - 2.3%
ACE Cash Express, Inc. (a)(c)	1,017,000	10,068
Aeon Credit Service (Asia) Co. Ltd.	16,000,000	5,692
AOT NV	200,000	297
CIT Group, Inc.	2,600,000	51,740
Daiko Clearing Services Co. Ltd.	100,000	223
Doral Financial Corp. (c)	4,377,750	130,676
Globaly Corp.	100,000	2,169
Home Capital Group, Inc. Class B (sub. vtg.) (c)	1,044,600	10,442
HPSC, Inc. (a)	168,000	1,411
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Instinet Group, Inc.	1,200,000	$ 4,212
Investment Technology Group, Inc. (a)	135,000	2,296
Janus Capital Group, Inc.	2,858,100	36,269
Knight Trading Group, Inc. (a)	4,014,900	20,556
London Forfaiting Co. PLC (a)	650,000	214
MBNA Corp.	2,150,000	36,185
MFC Bancorp Ltd. (c)	763,800	5,201
Norvestia Oyj (B Shares)	240,000	3,798
Paragon Group of Companies PLC	150,000	429
Takefuji Corp.	425,000	21,694
Vontobel Holdings AG	1,000	15
		343,587
Insurance - 5.7%
Aegon NV ADR	500,000	6,360
American Physicians Capital, Inc. (a)(c)	688,000	12,838
CNP Assurances	350,000	13,751
Commerce Group, Inc., Massachusetts	589,200	20,445
Cotton States Life Insurance Co. (c)	612,500	5,623
Financial Industries Corp. (c)	1,307,020	20,063
Fremont General Corp.	1,181,700	5,566
IPC Holdings Ltd. (a)(c)	3,319,900	96,244
MetLife, Inc.	1,725,000	46,178
National Western Life Insurance Co. Class A (a)(c)	244,600	24,499
Nationwide Financial Services, Inc. Class A	1,734,600	47,788
Nymagic, Inc. (a)	34,800	642
PAULA Financial (a)	90,400	87
Philadelphia Consolidated Holding Corp. (a)(c)	1,324,700	44,152
Protective Life Corp.	2,146,600	58,237
PXRE Group Ltd. (c)	1,057,000	24,935
Radian Group, Inc.	1,735,900	64,055
RenaissanceRe Holdings Ltd.	3,000,000	117,810
Seibels Bruce Group, Inc. (a)	153,000	188
Standard Management Corp. (a)	358,500	1,334
The PMI Group, Inc. (c)	7,546,200	216,953
Triad Guaranty, Inc. (a)	421,275	14,728
UICI (a)	232,200	3,611
		846,087
Real Estate - 0.5%
Apartment Investment & Management Co. Class A	900,000	32,715
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
La Quinta Corp. unit (a)	3,357,900	$ 13,935
Melcor Developments Ltd.	7,500	187
Tejon Ranch Co. (a)(c)	1,000,000	25,150
		71,987
TOTAL FINANCIALS		2,246,003
HEALTH CARE - 9.5%
Biotechnology - 0.1%
Albany Molecular Research, Inc. (a)	586,500	9,484
Embrex, Inc. (a)(c)	793,100	8,200
Serologicals Corp. (a)	646,500	7,066
		24,750
Health Care Equipment & Supplies - 2.7%
Bespak PLC	100,000	408
Biomet, Inc.	3,000,000	83,823
Cantel Medical Corp. (a)	65,600	869
Cooper Companies, Inc. (c)	1,656,800	42,431
Del Global Technologies Corp. (a)(c)	696,100	2,784
Elscint Ltd. (c)	1,430,800	5,008
Exactech, Inc. (a)(c)	513,800	12,773
ICU Medical, Inc. (a)(c)	1,347,500	49,062
Invacare Corp. (c)	2,044,100	62,018
Kensey Nash Corp. (a)(c)	597,500	11,084
Medical Action Industries, Inc. (a)	406,575	4,330
Medstone International, Inc. (a)(c)	561,200	1,768
Memry Corp. (a)	538,700	754
Mentor Corp.	686,400	12,170
Mesa Laboratories, Inc. (a)(c)	297,600	2,047
Moulin International Holdings Ltd.	4,600,167	1,637
Nakanishi, Inc.	225,000	5,405
Nutraceutical International Corp. (a)	43,500	442
Ocular Sciences, Inc. (a)(c)	2,375,731	31,597
Orthofix International NV (a)(c)	983,447	28,707
Osteotech, Inc. (a)	482,953	3,294
Resmed, Inc. (a)	150,000	4,973
Shofu, Inc.	25,000	162
Theragenics Corp. (a)(c)	2,966,000	11,923
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Utah Medical Products, Inc. (a)(c)	483,300	$ 8,651
Young Innovations, Inc. (a)(c)	465,100	10,860
		398,980
Health Care Providers & Services - 5.9%
AdvancePCS Class A (a)	875,000	25,428
Allou Health Care, Inc. Class A (a)(c)	355,400	1,244
AMERIGROUP Corp. (a)	600,000	16,740
Canadian Medical Laboratories Ltd. (a)	946,500	18,350
Corvel Corp. (a)(c)	1,125,000	37,586
Cryolife, Inc. (a)	283,300	1,374
D & K Healthcare Resources, Inc. (c)	915,100	9,169
First Health Group Corp. (a)	50,000	1,174
Health Management Associates, Inc. Class A	5,149,000	95,359
HealthSouth Corp. (a)(c)	35,862,800	137,355
Hokuyaku, Inc.	250,000	605
Horizon Health Corp. (a)(c)	674,400	9,887
IMPATH, Inc. (a)(c)	1,588,100	31,841
Lincare Holdings, Inc. (a)	2,971,000	84,792
National Dentex Corp. (a)(c)	348,000	6,483
National Healthcare Corp. (a)(c)	908,200	15,966
Option Care, Inc. (a)	273,400	2,250
PacifiCare Health Systems, Inc. (a)(c)	3,400,000	97,002
PDI, Inc. (a)	574,060	5,207
Province Healthcare Co. (a)	432,500	2,855
Ramsay Youth Services, Inc. (a)	386,000	1,339
RehabCare Group, Inc. (a)(c)	1,737,500	30,841
Renal Care Group, Inc. (a)(c)	4,839,436	139,860
ResCare, Inc. (a)(c)	1,807,400	5,422
Rhoen-Klinikum AG	50,000	1,679
Service Corp. International (SCI) (a)	3,200,000	10,592
Trover Solutions, Inc. (a)(c)	1,112,500	5,729
U.S. Physical Therapy, Inc. (a)	170,500	2,119
United Drug PLC:
(Ireland)	125,000	1,749
(United Kingdom)	125,000	1,771
Universal Health Services, Inc. Class B (a)	1,575,000	73,364
		875,132
Pharmaceuticals - 0.8%
Alpharma, Inc. Class A	1,583,300	26,172
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Bristol-Myers Squibb Co.	2,000,000	$ 47,180
Fuji Pharmaceutical Co. Ltd.	150,000	763
King Pharmaceuticals, Inc. (a)	1,935,080	28,407
KV Pharmaceutical Co. Class A (a)	276,400	5,058
Schering-Plough Corp.	250,000	4,528
SICOR, Inc. (a)	236,400	3,522
		115,630
TOTAL HEALTH CARE		1,414,492
INDUSTRIALS - 12.3%
Aerospace & Defense - 0.8%
AAR Corp.	1,098,800	5,230
Astronics Corp. (a)(c)	604,800	3,789
Astronics Corp. Class B (a)(c)	203,193	1,168
Cobham PLC	1,150,000	18,753
Ducommun, Inc. (a)(c)	852,100	11,367
Engineered Support Systems, Inc.	241,050	8,919
Moog, Inc. Class A (a)	437,100	13,943
Pemco Aviation Group, Inc. (a)	88,100	2,326
Precision Castparts Corp.	350,300	8,873
The Allied Defense Group, Inc. (a)(c)	445,000	7,160
Triumph Group, Inc. (a)	512,600	12,918
World Fuel Services Corp. (c)	1,249,906	25,123
		119,569
Air Freight & Logistics - 0.0%
Baltrans Holdings Ltd.	7,000,000	2,333
Chuo Warehouse Co. Ltd. (a)	300,000	1,251
		3,584
Airlines - 0.3%
America West Holding Corp. Class B (a)(c)	2,836,500	5,474
Atlantic Coast Airlines Holdings, Inc. (a)	700,400	7,004
Frontier Airlines, Inc. (a)	811,300	3,691
Mesaba Holdings, Inc. (a)(c)	1,933,167	11,870
Midwest Express Holdings, Inc. (a)(c)	1,403,300	5,347
Transat A.T., Inc. (a)	756,900	2,666
		36,052
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Building Products - 0.6%
Aaon, Inc. (a)(c)	1,120,750	$ 18,145
American Woodmark Corp.	42,876	1,490
Beltecno Corp. (a)	125,000	265
Domco Tarkett, Inc.	628,800	2,273
Drew Industries, Inc. (a)(c)	959,000	15,574
Kingspan Group PLC:
(Ireland)	500,000	942
(United Kingdom)	2,800,000	5,419
Kondotec, Inc.	275,000	1,186
Maezawa Kasei Industries Co. Ltd.	300,000	2,677
NCI Building Systems, Inc. (a)(c)	1,823,600	39,390
Nichiha Corp.	300,000	1,777
Nippon Filing Co. Ltd.	100,000	254
Patrick Industries, Inc. (c)	453,000	3,121
Toami Corp. (c)	350,000	1,089
		93,602
Commercial Services & Supplies - 3.4%
Caldwell Partners International, Inc. Class A (non-vtg.) (a)	187,700	185
Charles River Associates, Inc. (a)	191,296	2,722
Compudyne Corp. (a)(c)	441,728	2,761
CompX International, Inc. Class A	138,900	1,068
Concord EFS, Inc. (a)	1,450,000	21,257
Convergys Corp. (a)	2,125,200	27,096
Corinthian Colleges, Inc. (a)	105,000	3,827
CSG Systems International, Inc. (a)(c)	3,596,148	37,400
CSS Stellar PLC (a)	50,000	47
Daitec Co. Ltd.	425,200	3,458
DeVry, Inc. (a)	1,248,500	21,100
eFunds Corp. (a)(c)	2,914,820	21,978
Hoan Kogyo Co. Ltd.	500,000	809
Imagistics International, Inc. (a)	800,000	15,360
Informatics Holdings Ltd.	850,000	548
infoUSA, Inc. (a)(c)	2,708,485	12,513
InterCept, Inc. (a)	100,000	595
Intrum Justitia AB	173,600	685
ITE Group PLC	1,053,016	624
Jarvis Porter Group PLC (a)	500,000	86
MCSi, Inc. (a)(c)	2,434,150	6,377
Mitie Group PLC	300,000	494
National Service Industries, Inc. (c)	748,075	4,526
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Nishio Rent All Co. Ltd.	500,000	$ 2,878
On Assignment, Inc. (a)(c)	1,560,900	9,365
Pubco Corp. (a)(c)	219,500	1,866
RCM Technologies, Inc. (a)(c)	1,053,000	3,738
Reed Executive Holdings PLC	400,000	768
Reliance Security Group Ltd.	100,000	770
RemedyTemp, Inc. Class A (a)(c)	810,100	10,491
Right Management Consultants, Inc. (a)(c)	1,394,450	19,104
Roto Smeets de Boer NV (c)	225,000	3,955
Sabre Holdings Corp. Class A (a)(c)	8,760,500	157,163
Samas Groep NV (Certificaten Van Aandelen)	250,000	1,601
Shingakukai Co. Ltd.	200,000	611
SHL Group PLC	250,000	268
SOURCECORP, Inc. (a)(c)	1,696,600	28,554
Spherion Corp. (a)(c)	5,884,900	34,427
Tanabe Management Consulting Co.	200,000	492
Tetra Tech, Inc. (a)	287,300	3,692
The BISYS Group, Inc. (a)	1,065,000	16,827
United Services Group NV	10,000	128
Up, Inc. (c)	450,000	1,651
Valassis Communications, Inc. (a)	85,000	1,977
Wackenhut Corrections Corp. (a)	129,900	1,130
Wao Corp. (c)	450,000	743
Watson Wyatt & Co. Holdings Class A (a)	527,000	9,960
Wesco, Inc.	200,000	382
Wyndeham Press Group PLC (c)	2,350,000	5,051
		503,108
Construction & Engineering - 2.1%
Aoki Marine Co. Ltd.	126,000	140
Badger Daylighting, Inc. (a)(c)	1,018,300	602
Chodai Co. Ltd.	200,000	449
Dai-Dan Co. Ltd.	200,000	674
Dycom Industries, Inc. (a)(c)	2,637,100	33,887
EMCOR Group, Inc. (a)(c)	1,014,200	48,164
Granite Construction, Inc.	20,000	304
Heijmans NV	440,277	7,796
Hibiya Engineering Ltd.	1,500,000	8,295
Jacobs Engineering Group, Inc. (a)	2,640,000	98,261
Japan Engineering Consultants Co. Ltd.	300,000	375
Japan Steel Tower Co. Ltd.	500,000	638
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Kaneshita Construction Co. Ltd.	400,000	$ 1,171
Kawasaki Setsubi Kogyo Co. Ltd.	200,000	334
Komai Tekko, Inc.	100,000	149
Koninklijke Volker Wessels Stevin NV (Certificaten Van Aandelen) (c)	2,725,000	48,222
Matsui Construction Co. Ltd. (a)	400,000	834
Matsuo Bridge Co. Ltd.	500,000	634
Peterhouse Group PLC	25,000	103
Sanshin Corp.	250,000	219
Sanyo Engineering & Construction, Inc.	1,000,000	1,977
ShoLodge, Inc. (a)(c)	407,600	1,345
Stantec, Inc. (a)(c)	1,814,900	19,621
Taihei Dengyo Kaisha Ltd.	100,000	214
Takada Kiko Co. Ltd.	700,000	2,289
Takigami Steel Construction Co. Ltd.	300,000	751
URS Corp. (a)(c)	2,837,600	30,901
Yokogawa Bridge Corp.	1,000,000	4,154
Yokogawa Construction Co. Ltd.	300,000	823
Yurtec Corp.	1,150,000	3,089
		316,415
Electrical Equipment - 1.3%
Acuity Brands, Inc. (c)	4,134,700	54,785
Aichi Electric Co. Ltd.	1,000,000	759
AZZ, Inc. (a)(c)	526,700	6,241
BTU International, Inc. (a)(c)	691,600	1,362
C&D Technologies, Inc. (c)	2,503,200	43,431
Channell Commercial Corp. (a)(c)	536,700	2,603
Chase Corp. (c)	400,000	4,092
Deswell Industries, Inc. (c)	840,150	13,837
Draka Holding NV	442,500	3,706
General Cable Corp. (c)	3,300,500	12,905
Genlyte Group, Inc. (a)(c)	1,362,700	40,365
Koito Industries Ltd.	1,000,000	2,419
Kyosan Electric Manufacturing Co. Ltd.	500,000	1,038
Powell Industries, Inc. (a)	94,500	1,418
Rexel SA	10,000	356
Shin Nippon Machinery Co. Ltd.	400,000	404
TB Wood's Corp. (c)	417,200	2,591
Volex Group PLC	250,000	453
		192,765
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.7%
DCC PLC:
(Ireland) (c)	2,480,000	$ 26,962
(United Kingdom) (c)	4,000,000	42,661
Hunting PLC	1,700,000	2,030
Send Group PLC (c)	1,000,000	931
Teleflex, Inc.	779,700	32,069
		104,653
Machinery - 1.4%
Actuant Corp. Class A (a)	319,700	12,852
AddTech AB (B Shares)	275,000	865
Cascade Corp. (c)	837,300	12,241
Collins Industries, Inc.	186,900	645
Denyo Co. Ltd.	250,000	882
Donaldson Co., Inc.	310,000	10,525
DT Industries, Inc. (a)(c)	1,682,000	3,449
Gardner Denver, Inc. (a)(c)	1,568,400	27,839
Gehl Co. (a)(c)	635,000	7,226
Graco, Inc.	671,850	17,885
Hardinge, Inc.	236,200	1,835
Hurco Companies, Inc. (a)(c)	387,428	612
Interpump Group Spa	10,000	41
Met-Pro Corp.	210,800	2,867
Mueller Industries, Inc. (a)	70,000	1,782
NACCO Industries, Inc. Class A	281,700	11,409
Packaging Dynamics Corp. (a)	25,000	157
Quipp, Inc. (a)(c)	141,500	1,637
Quixote Corp. (c)	590,000	10,496
Reliance Steel & Aluminum Co.	335,100	6,333
Sansei Yusoki Co. Ltd.	800,000	2,135
Supreme Industries, Inc. Class A (a)	401,200	1,645
The Oilgear Co. (a)(c)	190,000	923
Todd Shipyards Corp. (a)	215,800	2,849
Trinity Industries, Inc. (c)	4,028,100	70,049
Twin Disc, Inc. (c)	219,900	2,810
Velcro Industries NV	259,500	2,483
		214,472
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Marine - 0.0%
Ocean Wilsons Holdings Ltd.	600,000	$ 618
Tokyo Kisen Co. Ltd.	500,000	1,376
		1,994
Road & Rail - 1.5%
Arkansas Best Corp. (a)(c)	1,416,399	34,291
Boyd Brothers Transportation, Inc. (a)	93,099	368
Daiwa Logistics Co. Ltd.	325,000	1,138
Frozen Food Express Industries, Inc. (a)	102,487	259
Genesee & Wyoming, Inc. Class A (a)	420,000	7,741
Japan Logistic Systems Corp.	300,000	721
Landstar System, Inc. (a)	409,668	21,200
Marten Transport Ltd. (a)(c)	447,700	7,808
Old Dominion Freight Lines, Inc. (a)(c)	1,021,300	31,691
P.A.M. Transportation Services, Inc. (a)(c)	982,917	25,556
SCS Transportation, Inc. (c)	894,047	10,460
Trancom Co. Ltd. (c)	520,000	3,522
USFreightways Corp. (c)	2,691,200	70,752
Vitran Corp., Inc. Class A (a)	70,800	409
		215,916
Trading Companies & Distributors - 0.2%
Acier Leroux, Inc.:
Class B	125,000	263
Class B (sub. vtg.) (a)	168,600	355
Bergman & Beving AB (B Shares)	275,000	1,377
Brammer PLC	300,000	376
Grafton Group PLC unit	500,000	1,749
Heiton Group PLC	824,909	2,211
Inaba Denki Sangyo Co. Ltd.	900,000	11,177
Mitani Sangyo Co. Ltd.	200,000	379
Richelieu Hardware Ltd.	443,400	4,211
SIG PLC	500,000	1,503
Uehara Sei Shoji Co. Ltd.	1,050,000	2,207
Wakita & Co. Ltd.	850,000	2,474
		28,282
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	1,000,000	1,727
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Transportation Infrastructure - continued
Meiko Transportation Co. Ltd.	500,000	$ 1,209
Singapore Airport Terminal Service Ltd.	500,000	480
		3,416
TOTAL INDUSTRIALS		1,833,828
INFORMATION TECHNOLOGY - 14.5%
Communications Equipment - 2.3%
Aastra Technologies Ltd. (a)	790,500	9,694
Applied Innovation, Inc. (a)	609,391	1,737
AudioCodes Ltd. (a)(c)	3,044,600	7,155
Avocent Corp. (a)	300,000	7,530
Azlan Group PLC	300,000	437
Bel Fuse, Inc.:
Class A (a)	381,500	6,619
Class B	47,300	937
Black Box Corp. (c)	2,025,025	83,148
Blonder Tongue Laboratories, Inc. (a)	262,700	410
Brooktrout, Inc. (a)(c)	1,242,600	6,673
Cable Design Technologies Corp. (a)	1,508,600	8,493
ClearOne Communications, Inc. (a)(c)	1,114,200	1,593
Communications Systems, Inc. (c)	448,481	3,543
Comverse Technology, Inc. (a)	4,911,077	46,753
Ditech Communications Corp. (a)(c)	2,846,300	7,372
ECtel Ltd. (a)	810,900	6,520
Performance Technologies, Inc. (a)	358,200	1,427
Plantronics, Inc. (a)	1,540,300	21,918
ROHN Industries, Inc. (a)(c)	3,761,500	339
Sunrise Telecom, Inc. (a)	367,984	692
Tellabs, Inc. (a)	15,000,000	116,850
Wireless Telecom Group, Inc. (c)	1,389,600	2,738
		342,578
Computers & Peripherals - 1.3%
Datapulse Technology Ltd.	3,550,000	368
Dataram Corp. (a)(c)	853,800	2,356
ECC International Corp. (a)	312,500	1,353
Electronics for Imaging, Inc. (a)(c)	5,422,134	94,345
Gateway, Inc. (a)	14,272,000	37,393
InFocus Corp. (a)(c)	3,928,100	23,844
Logitech International SA sponsored ADR (a)	217,100	7,271
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Qualstar Corp. (a)(c)	1,178,165	$ 6,009
SBS Technologies, Inc. (a)(c)	1,431,700	13,401
		186,340
Electronic Equipment & Instruments - 3.3%
Acal PLC	75,000	568
Arrow Electronics, Inc. (a)	252,100	2,992
Blick PLC	1,000,000	3,179
CTS Corp. (c)	3,356,000	24,499
Daidensha Co. Ltd.	100,000	259
Elec & Eltek International Co. Ltd.	579,664	1,061
Elec & Eltek International Holdings Ltd.	9,500,000	1,230
Global Imaging Systems, Inc. (a)	936,198	16,861
GTSI Corp. (a)(c)	709,100	7,197
Kingboard Chemical Holdings Ltd.	23,000,000	19,904
Kingboard Chemical Holdings Ltd. warrants 12/31/03 (a)	1,099,800	157
Lagercrantz Group AB (B Shares)	300,000	625
Leitch Technology Corp. (a)	35,000	113
Linx Printing Technologies PLC (c)	1,050,361	4,152
LSI, Industries, Inc.	67,961	684
Measurement Specialties, Inc. (a)	234,900	576
Mettler-Toledo International, Inc. (a)	917,400	27,962
MOCON, Inc. (c)	356,100	2,692
NU Horizons Electronics Corp. (a)(c)	1,565,800	8,485
Optimal Robotics Corp. Class A (a)(c)	1,493,600	9,066
Orbotech Ltd. (c)	2,833,500	36,977
Perceptron, Inc. (a)(c)	564,599	1,524
Pioneer Standard Electronics, Inc. (c)	1,494,000	14,567
Plexus Corp. (a)	25,000	220
Robotic Technology Systems PLC (a)	100,000	86
Roper Industries, Inc.	300,000	10,443
Rotork PLC	25,000	111
Roxboro Group PLC	250,000	597
SAES Getters Spa sponsored ADR	1,373,000	7,208
ScanSource, Inc. (a)(c)	1,177,000	23,552
Scientific Technologies, Inc. (a)	169,100	803
Scribona AB (B Shares) (a)	319,502	387
SED International Holdings, Inc. (a)(c)	480,000	158
Shinko Shoji Co. Ltd.	50,000	166
Sigmatron International, Inc. (a)(c)	288,100	1,167
Silent Witness Enterprises Ltd. (a)(c)	389,800	1,678
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Solectron Corp. (a)	13,998,300	$ 50,254
Somera Communications, Inc. (a)(c)	2,540,266	3,531
Spectrum Control, Inc. (a)(c)	1,314,400	6,664
Taitron Components, Inc. Class A (a)(c)	487,700	595
Tech Data Corp. (a)(c)	5,647,200	141,011
Toko Seiki Co. Ltd. (a)	250,000	277
TT electronics PLC	7,000,000	11,530
Varitronix International Ltd.	4,000,000	2,372
Waters Corp. (a)	2,000,000	46,100
Wong's International Holdings Ltd.	502,587	79
Zomax, Inc. (a)	1,490,300	5,156
		499,475
Internet Software & Services - 0.2%
Keynote Systems, Inc. (a)	1,132,167	9,046
RADWARE Ltd. (a)(c)	1,651,900	15,528
RWD Technologies, Inc. (a)(c)	1,338,101	1,646
		26,220
IT Consulting & Services - 2.6%
Affiliated Computer Services, Inc. Class A (a)	1,975,000	107,085
Carreker Corp. (a)(c)	2,354,100	6,733
Computer Sciences Corp. (a)	4,700,000	143,820
Cotelligent, Inc. (a)(c)	906,700	281
Forrester Research, Inc. (a)(c)	1,801,675	27,277
Inforte Corp. (a)	10,000	70
New Horizons Worldwide, Inc. (a)(c)	1,000,000	3,900
Perot Systems Corp. Class A (a)(c)	8,661,600	88,348
Rand A Technology Corp. (a)	541,800	534
Refac (a)(c)	379,500	1,548
Technology Solutions Co. (a)(c)	2,128,600	2,107
		381,703
Office Electronics - 0.2%
Zebra Technologies Corp. Class B (a)	500,000	27,930
Semiconductor Equipment & Products - 1.4%
BE Semiconductor Industries NV (NY Shares) (a)(c)	3,155,900	11,961
Catalyst Semiconductor, Inc. (a)	134,685	310
Cohu, Inc.	639,400	8,913
Diodes, Inc. (a)(c)	814,800	9,411
DuPont Photomasks, Inc. (a)	276,044	5,825
ESS Technology, Inc. (a)	200,000	1,090
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Exar Corp. (a)	866,000	$ 11,215
Intest Corp. (a)(c)	868,000	3,524
Lattice Semiconductor Corp. (a)(c)	8,000,000	60,400
Melexis NV	900,000	5,299
Microsemi Corp. (a)(c)	2,850,000	22,658
MIPS Technologies, Inc.:
Class A (a)	552,100	1,441
Class B (a)	539,300	1,354
Nanometrics, Inc. (a)(c)	1,186,400	5,374
Pericom Semiconductor Corp. (a)(c)	1,954,900	17,281
Reliability, Inc. (a)(c)	666,700	760
Siliconix, Inc. (a)(c)	2,113,500	47,786
Trio-Tech International (a)(c)	285,900	626
		215,228
Software - 3.2%
Ansys, Inc. (a)(c)	1,474,000	27,549
BVRP Software SA (a)	25,000	164
Catapult Communications Corp. (a)	181,500	1,688
Check Point Software Technologies Ltd. (a)	2,285,000	32,744
Citrix Systems, Inc. (a)	2,750,000	37,950
Computer Associates International, Inc.	6,755,400	90,320
Compuware Corp. (a)	18,325,677	64,140
Dendrite International, Inc. (a)(c)	3,983,996	29,681
GEAC Computer Ltd. (a)	1,807,100	5,107
GSE Systems, Inc. (a)(c)	297,600	437
Inet Technologies, Inc. (a)	2,284,677	17,727
Jack Henry & Associates, Inc.	622,800	7,698
Kronos, Inc. (a)	380,000	14,159
Mapics, Inc. (a)(c)	936,200	6,599
MapInfo Corp. (a)	96,100	337
MetaSolv, Inc. (a)(c)	3,674,003	4,850
MicroStrategy, Inc. Class A (a)	150,000	3,117
Moldflow Corp. (a)	99,000	674
Pegasystems, Inc. (a)	29,875	160
Pervasive Software, Inc. (a)(c)	1,698,100	7,641
Phoenix Technologies Ltd. (a)	879,400	5,111
Renaissance Learning, Inc. (a)	400,013	7,076
Reynolds & Reynolds Co. Class A	2,565,000	63,817
RM PLC	100,000	152
Roxio, Inc. (a)	107,500	496
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Software Innovation ASA (a)	20,000	$ 29
Synopsys, Inc. (a)	926,700	35,835
Timberline Software Corp. (c)	902,667	5,326
TTI Team Telecom International Ltd. (a)(c)	1,165,000	4,963
Ulticom, Inc. (a)	943,900	5,663
Unit 4 Agresso NV (a)	100,000	420
		481,630
TOTAL INFORMATION TECHNOLOGY		2,161,104
MATERIALS - 5.0%
Chemicals - 1.6%
Aronkasei Co. Ltd.	750,000	1,764
Bairnco Corp. (c)	900,900	4,550
Celanese AG (a)(c)	2,746,007	53,053
CPAC, Inc. (c)	577,200	2,869
Cytec Industries, Inc. (a)	1,060,000	30,920
Engelhard Corp.	1,500,000	31,065
Givaudan AG	10,000	4,186
Hercules, Inc. (a)	3,780,500	31,340
MacDermid, Inc.	475,000	9,999
Nihon Kagaku Sangyo Co. Ltd.	200,000	362
Octel Corp. (c)	1,431,800	20,332
Solutia, Inc.	4,740,545	16,497
Spartech Corp.	1,136,300	22,158
Summa Industries, Inc. (a)(c)	386,352	3,593
Tokyo Printing Ink Manufacturing Co. Ltd.	375,000	647
		233,335
Construction Materials - 1.7%
Asahi Concrete Works Co. Ltd. (c)	1,150,000	2,878
Brampton Brick Ltd. Class A (sub. vtg.) (a)(c)	788,395	7,150
Cementos Portland SA	75,000	2,754
Centex Construction Products, Inc. (c)	1,042,200	35,331
Ciments Francais SA	25,000	1,278
Continental Materials Corp. (a)	27,900	753
Devcon International Corp. (a)(c)	375,700	2,528
Lafarge North America, Inc. (c)	6,730,288	200,024
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Construction Materials - continued
Monarch Cement Co.	10,300	$ 196
Readymix PLC	150,000	210
		253,102
Containers & Packaging - 0.4%
Airspray NV	88,000	1,364
Caraustar Industries, Inc.	591,853	4,492
Crown Cork & Seal, Inc. (a)	1,227,200	8,504
Nippon Steel Drum Co. Ltd.	100,000	222
Peak International Ltd. (a)(c)	1,375,700	6,851
Silgan Holdings, Inc. (a)(c)	1,822,100	37,353
		58,786
Metals & Mining - 0.8%
Chubu Steel Plate Co. Ltd.	1,000,000	876
Cleveland-Cliffs, Inc. (a)(c)	818,500	16,771
Commonwealth Industries, Inc.	408,200	2,225
Energy Resources of Australia Ltd.	400,000	552
Harris Steel Group, Inc. Class A (non-vtg.)	445,100	6,582
Industrias Penoles SA de CV	3,082,400	6,352
Major Drilling Group International, Inc. (a)(c)	1,110,000	2,925
MAXXAM, Inc. (a)(c)	607,500	5,559
Metalrax Group PLC	4,600,000	5,152
Northwest Pipe Co. (a)(c)	397,288	6,071
Novamerican Steel, Inc. (a)	2,700	22
Richmont Mines, Inc. (a)	266,600	1,043
Salzgitter AG	100,000	727
UK Coal PLC (c)	14,579,900	12,728
USEC, Inc. (c)	7,984,000	49,980
Xstrata PLC (a)	300,000	2,589
		120,154
Paper & Forest Products - 0.5%
Buckeye Technologies, Inc. (a)	1,722,700	9,096
Crown Van Gelder (CVG) (non-vtg.)	200,000	2,796
M-real Oyj (B Shares)	6,000,000	46,500
Mercer International, Inc. (SBI) (a)(c)	1,364,400	7,340
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - continued
Noda Corp.	100,000	$ 251
Sino-Forest Corp. Class A (sub. vtg.) (a)(c)	6,933,000	7,199
		73,182
TOTAL MATERIALS		738,559
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc. (c)	498,220	7,847
Cable & Wireless PLC sponsored ADR	2,169,600	6,205
City Telecom (HK) Ltd. (a)	500,000	89
XETA Technologies, Inc. (a)(c)	668,669	1,618
		15,759
Wireless Telecommunication Services - 0.1%
Cosmote Mobile Telecommunications SA	85,000	866
Metro One Telecommunications, Inc. (a)(c)	2,451,985	12,946
SmarTone Telecommunications Holdings Ltd.	6,500,000	7,250
Vodafone Libertel NV (a)	25,000	301
		21,363
TOTAL TELECOMMUNICATION SERVICES		37,122
UTILITIES - 0.2%
Electric Utilities - 0.1%
Centerpoint Energy, Inc.	1,350,000	9,410
Maine Public Service Co. (c)	99,100	3,169
		12,579
Gas Utilities - 0.1%
Gas Natural SDG SA Series E	750,000	14,870
Hokuriku Gas Co.	1,600,000	3,163
Otaki Gas Co. Ltd.	500,000	1,164
Southwestern Energy Co. (a)	169,000	1,987
		21,184
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.0%
Northwestern Corp.	200,000	$ 1,050
Texas Genco Holdings, Inc. (a)	144,500	2,176
		3,226
TOTAL UTILITIES		36,989
TOTAL COMMON STOCKS (Cost $13,553,792)		14,265,524
Convertible Bonds - 0.2%
	Principal Amount (000s)
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
ResCare, Inc. 6% 12/1/04	$ 6,785	5,411
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Natural MicroSystems Corp. 5% 10/15/05	5,000	3,100
Electronic Equipment & Instruments - 0.1%
Solectron Corp. liquid yield option note 0% 5/8/20	9,180	5,692
Trans Lux Corp. 7.5% 12/1/06	500	405
		6,097
Semiconductor Equipment & Products - 0.1%
Conexant Systems, Inc. 4% 2/1/07	36,950	18,106
TOTAL INFORMATION TECHNOLOGY		27,303
TOTAL CONVERTIBLE BONDS (Cost $36,877)		32,714
Money Market Funds - 5.0%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.39% (b)	649,164,782	$ 649,165
Fidelity Securities Lending Cash Central Fund, 1.38% (b)	92,231,312	92,231
TOTAL MONEY MARKET FUNDS (Cost $741,396)		741,396
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $14,332,065)		15,039,634
NET OTHER ASSETS - (0.8)%		(122,209)
NET ASSETS - 100%		$ 14,917,425
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,701,000 or 0.1% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.7%
Canada	3.4
Bermuda	2.0
United Kingdom	1.4
Ireland	1.3
Others (individually less than 1%)	6.2
100.0%
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,095,837,000 and $1,238,044,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $368,000 for the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		January 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $88,692) (cost $14,332,065) - See accompanying schedule		$ 15,039,634
Cash		494
Foreign currency held at value (cost $42)		42
Receivable for investments sold		3,469
Receivable for fund shares sold		26,226
Dividends receivable		6,284
Interest receivable		1,663
Redemption fees receivable		18
Other receivables		100
Total assets		15,077,930

Liabilities
Payable for investments purchased	$ 37,756
Payable for fund shares redeemed	18,209
Accrued management fee	9,931
Other payables and accrued expenses	2,378
Collateral on securities loaned, at value	92,231
Total liabilities		160,505

Net Assets		$ 14,917,425
Net Assets consist of:
Paid in capital		$ 14,294,491
Distribution in excess of net investment income		(1,330)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(83,548)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		707,812
Net Assets, for 606,549 shares outstanding		$ 14,917,425
Net Asset Value and redemption price per share ($14,917,425 ÷ 606,549 shares)		$ 24.59
Maximum offering price per share (100/97.00 of $24.59)		$ 25.35

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended January 31, 2003 (Unaudited)

Investment Income
Dividends (including $25,626 received from affiliated issuers)		$ 54,703
Interest		15,164
Security lending		580
Total income		70,447

Expenses
Management fee Basic fee	$ 47,680
Performance adjustment	10,128
Transfer agent fees	18,000
Accounting and security lending fees	560
Non-interested trustees' compensation	29
Custodian fees and expenses	472
Registration fees	96
Audit	39
Legal	31
Miscellaneous	93
Total expenses before reductions	77,128
Expense reductions	(2,241)	74,887
Net investment income (loss)		(4,440)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(89,739) on sales of investments in affiliated issuers)	(71,733)
Foreign currency transactions	40
Total net realized gain (loss)		(71,693)
Change in net unrealized appreciation (depreciation) on: Investment securities	(878,548)
Assets and liabilities in foreign currencies	142
Total change in net unrealized appreciation (depreciation)		(878,406)
Net gain (loss)		(950,099)
Net increase (decrease) in net assets resulting from operations		$ (954,539)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,440)	$ 46,484
Net realized gain (loss)	(71,693)	420,991
Change in net unrealized appreciation (depreciation)	(878,406)	(283,453)
Net increase (decrease) in net assets resulting from operations	(954,539)	184,022
Distributions to shareholders from net investment income	(17,590)	(65,314)
Distributions to shareholders from net realized gain	(316,609)	(618,513)
Total distributions	(334,199)	(683,827)
Share transactions Net proceeds from sales of shares	2,105,636	8,532,199
Reinvestment of distributions	324,933	662,583
Cost of shares redeemed	(1,889,974)	(3,309,654)
Net increase (decrease) in net assets resulting from share transactions	540,595	5,885,128
Redemption fees	2,058	6,230
Total increase (decrease) in net assets	(746,085)	5,391,553

Net Assets
Beginning of period	15,663,510	10,271,957
End of period (including distribution in excess of net investment income of $1,330 and undistributed net investment income of $23,633, respectively)	$ 14,917,425	$ 15,663,510
Other Information Shares
Sold	83,353	305,336
Issued in reinvestment of distributions	12,565	26,455
Redeemed	(76,009)	(122,578)
Net increase (decrease)	19,909	209,213

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 26.70	$ 27.22	$ 23.93	$ 24.27	$ 25.87	$ 25.20
Income from Invest- ment Operations
Net investment income (loss) E	(.01)	.09 G	.22	.13	.12	.29
Net realized and unrealized gain (loss)	(1.53)	1.08 G	6.65	.87	.42	2.24
Total from investment operations	(1.54)	1.17	6.87	1.00	.54	2.53
Distributions from net investment income	(.03)	(.16)	(.16)	(.15)	(.20)	(.28)
Distributions from net realized gain	(.54)	(1.54)	(3.43)	(1.19)	(1.94)	(1.58)
Total distributions	(.57)	(1.70)	(3.59)	(1.34)	(2.14)	(1.86)
Redemption fees added to paid in capital E	-	.01	.01	-	-	-
Net asset value, end of period	$ 24.59	$ 26.70	$ 27.22	$ 23.93	$ 24.27	$ 25.87
Total Return B, C, D	(5.87)%	4.79%	32.36%	4.57%	3.72%	10.53%
Ratios to Average Net Assets F
Expenses before expense reductions	1.03% A	.99%	1.02%	.81%	1.09%	.97%
Expenses net of voluntary waivers, if any	1.03% A	.99%	1.02%	.81%	1.09%	.97%
Expenses net of all reductions	1.00% A	.97%	1.00%	.80%	1.08%	.95%
Net investment income (loss)	(.06)% A	.34% G	.92%	.58%	.52%	1.10%
Supplemental Data
Net assets, end of period (in millions)	$ 14,917	$ 15,664	$ 10,272	$ 6,080	$ 7,702	$ 10,515
Portfolio turnover rate	18% A	26%	44%	15%	24%	47%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Low-Priced Stock Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, partnerships, non-taxable dividends, and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 3,055,785	|
Unrealized depreciation	(2,346,212)
Net unrealized appreciation (depreciation)	$ 709,573
Cost for federal income tax purposes	$ 14,330,061

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the fund's average net assets.

Sales Load. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR, received sales charges of $1,673 on sales of shares of the fund all of which was retained.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $10,874 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,139 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $3 and $99, respectively.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Aaon, Inc.	$ 157	$ -	$ -	$ 18,145
Abbey PLC	-	-	270	16,870
ACE Cash Express, Inc.	758	-	-	10,068
Acuity Brands, Inc.	-	-	1,240	54,785
Summary of Transactions with Affiliated Companies - continued
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Adams Resources & Energy, Inc.	$ -	$ -	$ 55	$ 2,489
Advanced Marketing Services, Inc.	-	-	-	21,206
Allou Health Care, Inc. Class A	-	-	-	1,244
Alpharma, Inc. Class A	-	15,412	-	-
AlphaStar Insurance Group Ltd.	-	10,194	-	-
America West Holding Corp. Class B	-	1,388	-	5,474
American Eagle Outfitters, Inc.	9,040	-	-	71,794
American Physicians Capital, Inc.	-	-	-	12,838
Ansys, Inc.	-	-	-	27,549
Applebee's International, Inc.	-	-	335	145,101
ARK Restaurants Corp.	-	-	-	1,521
Arkansas Best Corp.	4,222	-	-	34,291
ArvinMeritor, Inc.	14,662	-	1,081	101,551
Asahi Concrete Works Co. Ltd.	-	-	-	2,878
Astronics Corp.	13	-	-	3,789
Astronics Corp. Class B	-	-	-	1,168
Atlantic Tele-Network, Inc.	-	-	224	7,847
AudioCodes Ltd.	914	-	-	7,155
AZZ, Inc.	279	-	-	6,241
Badger Daylighting, Inc.	-	-	-	602
Bairnco Corp.	-	-	90	4,550
Bank of the Ozarks, Inc.	-	-	151	21,576
BE Semiconductor Industries NV (NY Shares)	3,176	-	-	11,961
Benihana, Inc.	133	-	-	4,498
Benihana, Inc. Class A	651	-	-	5,699
BJ's Wholesale Club, Inc.	86,053	-	-	107,892
Black Box Corp.	-	-	101	83,148
Blair Corp.	-	-	235	18,398
Blyth, Inc.	16,942	-	348	97,910
Summary of Transactions with Affiliated Companies - continued
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
BMTC Group, Inc. Class A (sub. vtg.)	$ -	$ -	$ 113	$ 17,087
Boston Acoustics, Inc.	36	-	42	2,578
Brampton Brick Ltd. Class A (sub. vtg.)	100	-	-	7,150
Brookstone Co., Inc.	-	-	-	12,273
Brooktrout, Inc.	-	-	-	6,673
BTU International, Inc.	-	-	-	1,362
Bush Industries, Inc. Class A	-	261	102	4,077
C&D Technologies, Inc.	-	2,492	70	43,431
Cagle's, Inc. Class A	-	-	-	3,750
Canadian Western Bank	-	575	115	15,768
Carreker Corp.	1,196	-	-	6,733
Cascade Corp.	-	3,007	84	12,241
Castle Energy Corp.	-	-	117	4,318
Cathay Bancorp, Inc.	372	-	333	44,971
Cato Corp. Class A	-	-	584	34,636
CCS Income Trust unit	1,034	383	630	15,942
CD Bramall PLC	-	-	185	18,077
CEC Entertainment, Inc.	24,285	-	-	66,100
Celanese AG	4,139	-	-	53,053
Centex Construction Products, Inc.	1,387	851	102	35,331
Championship Auto Racing Teams, Inc.	2,122	-	-	5,357
Channell Commercial Corp.	362	-	-	2,603
Charlotte Russe Holding, Inc.	12,998	-	-	22,703
Chase Corp.	-	-	108	4,092
Chase Industries, Inc.	-	-	-	-
Cherokee, Inc.	-	1,015	-	11,261
Chromcraft Revington, Inc.	-	-	-	11,823
ClearOne Communications, Inc.	3,058	-	-	1,593
Cleveland-Cliffs, Inc.	366	-	-	16,771
Coastcast Corp.	-	-	-	1,488
Cobra Electronics Corp.	-	-	-	3,786
Coldwater Creek, Inc.	270	881	-	13,980
Summary of Transactions with Affiliated Companies - continued
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Cole National Corp. Class A	$ -	$ 1,736	$ -	$ -
Communications Systems, Inc.	254	-	18	3,543
Compudyne Corp.	281	-	-	2,761
Constellation Brands, Inc. Class A	23,522	-	-	142,042
Cooper Companies, Inc.	2,701	-	-	42,431
Corvel Corp.	-	-	-	37,586
Cotelligent, Inc.	-	-	-	281
Cotton States Life Insurance Co.	-	-	49	5,623
CPAC, Inc.	-	-	81	2,869
CSG Systems International, Inc.	10,990	-	-	37,400
CTS Corp.	134	-	201	24,499
D & K Healthcare Resources, Inc.	1,751	-	-	9,169
D.R. Horton, Inc.	9,520	-	1,860	193,231
Danier Leather, Inc.	-	-	-	3,315
Dataram Corp.	-	-	-	2,356
DCC PLC	2,021	-	-	69,623
Decorator Industries, Inc.	-	-	17	1,435
Del Global Technologies Corp.	-	974	-	2,784
Delta Apparel, Inc.	-	-	40	6,284
Dendrite International, Inc.	5,077	-	-	29,681
Department 56, Inc.	-	-	-	15,401
Deswell Industries, Inc.	-	-	319	13,837
Devcon International Corp.	-	-	-	2,528
DIMON, Inc.	-	1,296	356	20,247
Diodes, Inc.	-	-	-	9,411
Ditech Communications Corp.	-	-	-	7,372
Diversified Corporate Resources, Inc.	-	1,425	-	-
Dominion Homes, Inc.	1,383	-	-	11,381
Summary of Transactions with Affiliated Companies - continued
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Doral Financial Corp.	$ -	$ -	$ 867	$ 130,676
Drew Industries, Inc.	-	155	-	15,574
DSG International Ltd.	-	-	-	1,922
DT Industries, Inc.	-	168	-	3,449
Ducommun, Inc.	-	4,408	-	11,367
Dura Automotive Systems, Inc. Class A	-	-	-	14,805
Dycom Industries, Inc.	2,646	3,836	-	33,887
eFunds Corp.	4,824	-	-	21,978
Electronics for Imaging, Inc.	695	848	-	94,345
Elscint Ltd.	-	533	1,213	5,008
Embrex, Inc.	115	-	-	8,200
EMCOR Group, Inc.	10,663	-	-	48,164
Enesco Group, Inc.	1,399	-	-	8,326
Exactech, Inc.	-	-	-	12,773
Federal Screw Works	-	162	121	5,235
Financial Industries Corp.	-	-	65	20,063
Finish Line, Inc. Class A	8,295	-	-	23,588
Finlay Enterprises, Inc.	-	-	-	13,659
First BanCorp Puerto Rico	-	-	712	97,899
First Mutual Bancshares, Inc.	266	-	48	6,316
Flanigan's Enterprises, Inc.	-	-	53	1,170
Footstar, Inc.	-	-	-	17,153
Foremost Industries Income Fund (trust unit)	-	-	103	2,290
Forrester Research, Inc.	4,555	-	-	27,277
Fossil, Inc.	-	-	-	84,941
Fresh Brands, Inc.	-	136	93	7,477
Friedmans, Inc. Class A	-	-	68	16,553
Gardner Denver, Inc.	-	497	-	27,839
Gehl Co.	-	-	-	7,226
General Cable Corp.	-	-	165	12,905
Genlyte Group, Inc.	703	-	-	40,365
Giant Industries, Inc.	-	-	-	2,867
Gildan Activewear, Inc. Class A (sub. vtg.)	-	454	-	56,325
Goodfellow, Inc.	-	-	48	3,098
Summary of Transactions with Affiliated Companies - continued
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
GSE Systems, Inc.	$ -	$ 31	$ -	$ 437
GTSI Corp.	-	506	-	7,197
Guitar Center, Inc.	1,262	1,443	-	30,496
Hampshire Group Ltd.	-	-	-	10,333
Hanmi Financial Corp.	-	1,140	-	21,119
Hansen Natural Corp.	734	-	-	3,222
Hawthorne Financial Corp.	-	-	-	15,452
HealthSouth Corp.	68,024	-	-	137,355
Helen of Troy Ltd.	-	-	-	36,449
Henry Boot PLC	-	-	96	7,532
Herbalife International, Inc. Class A	-	1,295	-	-
Hibbett Sporting Goods, Inc.	-	-	-	21,074
Hirsch International Corp. Class A	-	3,760	-	-
Holly Corp.	-	49	327	30,941
Home Capital Group, Inc. Class B (sub. vtg.)	88	-	33	10,442
Horizon Health Corp.	-	-	-	9,887
Howell Corp.	-	2,633	44	-
Hurco Companies, Inc.	-	-	-	612
ICU Medical, Inc.	-	1,174	-	49,062
IHOP Corp.	2,283	4,702	-	40,451
IMPATH, Inc.	2,614	882	-	31,841
Independence Federal Savings Bank	-	600	-	-
InFocus Corp.	-	-	-	23,844
infoUSA, Inc.	731	-	-	12,513
Insight Enterprises, Inc.	428	-	-	36,851
Intermet Corp.	5,202	-	160	10,580
Intest Corp.	-	-	-	3,524
Invacare Corp.	-	-	51	62,018
IPC Holdings Ltd.	-	-	-	96,244
Jack in the Box, Inc.	14,332	-	-	45,423
JAKKS Pacific, Inc.	1,173	-	-	29,885
JLM Couture, Inc.	-	-	-	777
Johnson Outdoors, Inc. Class A	180	3	-	4,580
Jyske Bank AS (Reg.)	-	-	-	60,234
Summary of Transactions with Affiliated Companies - continued
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
K2, Inc.	$ -	$ 6,476	$ -	$ -
KCS Energy, Inc.	-	-	-	8,651
Kenneth Cole Productions, Inc. Class A	-	-	-	27,194
Kensey Nash Corp.	-	-	-	11,084
Kentucky Electric Steel, Inc.	-	716	-	-
Kleeneze PLC	-	-	-	2,824
Koninklijke Volker Wessels Stevin NV (Certificaten Van Aandelen)	6,108	-	-	48,222
Lafarge North America, Inc.	18,179	4,529	1,969	200,024
Lakes Entertainment, Inc.	23	-	-	6,411
Lattice Semiconductor Corp.	18,272	7,540	-	60,400
Le Chateau, Inc. Class A (sub. vtg.)	-	-	21	1,350
Linx Printing Technologies PLC	409	-	86	4,152
Lithia Motors, Inc. Class A	8,402	-	-	20,161
Local Financial Corp.	12,905	-	-	27,073
Lufkin Industries, Inc.	-	5,351	190	10,222
M/I Schottenstein Homes, Inc.	-	-	88	47,344
Maine Public Service Co.	621	-	37	3,169
Major Drilling Group International, Inc.	50	-	-	2,925
Mapics, Inc.	56	-	-	6,599
Marine Products Corp.	-	-	64	16,435
Markwest Hydrocarbon, Inc.	-	-	-	4,486
Marten Transport Ltd.	-	-	-	7,808
MAXXAM, Inc.	-	-	-	5,559
MCSi, Inc.	-	-	-	6,377
Measurement Specialties, Inc.	-	2,316	-	-
Summary of Transactions with Affiliated Companies - continued
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Media Arts Group, Inc.	$ -	$ -	$ -	$ 3,979
Medstone International, Inc.	-	-	-	1,768
Mercer International, Inc. (SBI)	-	694	-	7,340
Meritage Corp.	2,812	-	-	27,434
Mesa Laboratories, Inc.	-	140	-	2,047
Mesaba Holdings, Inc.	1,616	-	-	11,870
MetaSolv, Inc.	274	-	-	4,850
Metro One Telecommunications, Inc.	-	-	-	12,946
Metro, Inc. Class A (sub. vtg.)	-	-	387	77,421
MFC Bancorp Ltd.	-	-	-	5,201
Microsemi Corp.	8,759	272	-	22,658
Midwest Express Holdings, Inc.	-	-	-	5,347
MOCON, Inc.	83	-	21	2,692
Monro Muffler Brake, Inc.	-	-	-	15,380
Monterey Pasta Co.	2,015	-	-	5,222
MOSAID Technologies, Inc.	-	730	-	-
Movado Group, Inc.	-	-	59	17,898
MTR Gaming Group, Inc.	4,290	-	-	13,459
Murakami Corp.	-	-	22	3,203
Nagawa Co. Ltd.	-	-	-	2,700
Nanometrics, Inc.	3,323	-	-	5,374
National Dentex Corp.	-	-	-	6,483
National Healthcare Corp.	-	-	-	15,966
National R.V. Holdings, Inc.	-	-	-	6,220
National Service Industries, Inc.	1,001	-	30	4,526
National Western Life Insurance Co. Class A	2,408	-	-	24,499
Nature's Sunshine Products, Inc.	-	-	107	13,893
Summary of Transactions with Affiliated Companies - continued
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Nautica Enterprises, Inc.	$ -	$ -	$ -	$ 38,413
NCI Building Systems, Inc.	-	-	-	39,390
New Horizons Worldwide, Inc.	-	-	-	3,900
Nordlandsbanken AS	-	1,015	-	7,350
North Central Bancshares, Inc.	-	29	60	5,893
Northwest Pipe Co.	1,110	-	-	6,071
Novel Denim Holdings Ltd.	-	-	-	2,737
Novus Petroleum Ltd.	605	-	-	7,172
NQL Drilling Tools, Inc.	1,024	-	-	11,928
NU Horizons Electronics Corp.	342	803	-	8,485
Oakwood Homes Corp.	-	2,733	-	-
Octel Corp.	-	-	72	20,332
Ocular Sciences, Inc.	607	-	-	31,597
Offshore Logistics, Inc.	-	-	-	25,744
Old Dominion Freight Lines, Inc.	4,290	88	-	31,691
On Assignment, Inc.	1,831	-	-	9,365
One Price Clothing Stores, Inc.	-	-	-	125
Optimal Robotics Corp. Class A	4,511	-	-	9,066
Orbotech Ltd.	2,879	-	-	36,977
Orthofix International NV	-	-	-	28,707
Osteotech, Inc.	-	3,042	-	-
Outback Steakhouse, Inc.	-	511	570	155,088
P&F Industries, Inc. Class A	-	-	-	2,282
P.A.M. Transportation Services, Inc.	1,607	-	-	25,556
Pacific Sunwear of California, Inc.	-	2,849	-	-
Pacific Union Bank	-	618	-	-
PacifiCare Health Systems, Inc.	-	-	-	97,002
Papa John's International, Inc.	-	-	-	57,262
Summary of Transactions with Affiliated Companies - continued
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Parkvale Financial Corp.	$ -	$ 617	$ 54	$ -
Pason Systems, Inc.	75	-	-	8,401
Patrick Industries, Inc.	-	-	36	3,121
Pe Ben Oilfield Services Ltd.	-	-	-	906
Peak Energy Services Ltd.	-	-	-	3,455
Peak International Ltd.	-	-	-	6,851
Perceptron, Inc.	286	-	-	1,524
Pericom Semiconductor Corp.	5,540	-	-	17,281
Perot Systems Corp. Class A	32,403	-	-	88,348
Perry Ellis International, Inc.	-	1,268	-	10,022
Persona, Inc.	838	-	-	5,680
Pervasive Software, Inc.	-	-	-	7,641
Petroleum Development Corp.	-	-	-	9,227
Petroleum Helicopters, Inc.	-	-	-	6,437
Philadelphia Consolidated Holding Corp.	708	-	-	44,152
Piolax, Inc	322	-	55	5,955
Pioneer Standard Electronics, Inc.	881	-	-	14,567
Polo Ralph Lauren Corp. Class A	2,439	-	-	55,272
Pomeroy Computer Resources, Inc.	-	-	-	10,586
Pubco Corp.	-	1,080	-	1,866
PXRE Group Ltd.	613	603	129	24,935
Quaker City Bancorp, Inc.	825	-	-	12,150
Qualstar Corp.	453	-	-	6,009
Quiksilver, Inc.	-	-	-	47,430
Quipp, Inc.	-	-	-	1,637
Quixote Corp.	-	195	97	10,496
R.H. Donnelley Corp.	2,525	3,731	-	54,176
RADWARE Ltd.	2,536	-	-	15,528
RCM Technologies, Inc.	-	-	-	3,738
Summary of Transactions with Affiliated Companies - continued
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Refac	$ -	$ -	$ -	$ 1,548
RehabCare Group, Inc.	8	-	-	30,841
Reliability, Inc.	-	-	-	760
RemedyTemp, Inc. Class A	280	-	-	10,491
Renal Care Group, Inc.	27,684	-	-	139,860
ResCare, Inc.	-	-	-	5,422
Rex Stores Corp.	-	-	-	14,196
Right Management Consultants, Inc.	767	91	-	19,104
Ringerikes Sparebank	-	-	-	604
Ringkjoebing Bank (Reg)	-	-	-	5,214
Riviana Foods, Inc.	-	-	306	23,481
ROHN Industries, Inc.	-	1,819	-	339
Roto Smeets de Boer NV	-	-	-	3,955
RPC, Inc.	52	-	142	30,459
RWD Technologies, Inc.	-	-	-	1,646
Ryan's Family Steak Houses, Inc.	1,668	-	-	24,722
Sabre Holdings Corp. Class A	29,582	-	-	157,163
SBS Technologies, Inc.	320	534	-	13,401
ScanSource, Inc.	803	-	-	23,552
Scherer Healthcare, Inc.	-	1,391	-	-
SCS Transportation, Inc.	1,423	-	-	10,460
SED International Holdings, Inc.	-	-	-	158
Send Group PLC	-	-	-	931
ShoLodge, Inc.	-	-	-	1,345
ShopKo Stores, Inc.	-	9,280	-	25,875
Sigmatron International, Inc.	-	-	-	1,167
Silent Witness Enterprises Ltd.	-	-	-	1,678
Silgan Holdings, Inc.	2,167	-	-	37,353
Siliconix, Inc.	2,728	-	-	47,786
Sino-Forest Corp. Class A (sub. vtg.)	-	-	-	7,199
Somera Communications, Inc.	183	-	-	3,531
Sonic Corp.	-	133	-	95,508
Summary of Transactions with Affiliated Companies - continued
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Source Interlink Companies, Inc.	$ 288	$ -	$ -	$ 8,291
SOURCECORP, Inc.	2,408	-	-	28,554
Southern Energy Homes, Inc.	-	-	-	1,781
Sparebanken Rana	-	-	-	688
Spectrum Control, Inc.	-	-	-	6,664
Spherion Corp.	11,443	-	-	34,427
Sportscene Restaurants, Inc. Class A	-	-	19	1,011
Standard Commercial Corp.	201	-	167	22,471
Stanley Furniture Co., Inc.	-	-	-	14,864
Stantec, Inc.	-	-	-	19,621
Steiner Leisure Ltd.	1,601	-	-	20,426
Sterling Bancorp	260	-	394	31,032
Stoneridge, Inc.	-	-	-	26,540
Strattec Security Corp.	-	-	-	24,912
Summa Industries, Inc.	1,495	-	-	3,593
Swift Energy Co.	7,195	-	-	21,544
Sylvan, Inc.	-	3,148	-	-
Taitron Components, Inc. Class A	-	-	-	595
Tandy Brands Accessories, Inc.	19	-	-	5,443
TB Wood's Corp.	-	-	75	2,591
TBC Corp.	2,931	-	-	28,850
Tech Data Corp.	69,789	-	-	141,011
Technology Solutions Co.	-	-	-	2,107
Teekay Shipping Corp.	-	3,306	966	85,822
Tejon Ranch Co.	-	496	-	25,150
The Allied Defense Group, Inc.	-	-	-	7,160
The Childrens Place Retail Stores, Inc.	12,576	-	-	28,256
The Men's Wearhouse, Inc.	4,677	-	-	41,660
The Oilgear Co.	-	-	-	923
The PMI Group, Inc.	80,956	-	314	216,953
Summary of Transactions with Affiliated Companies - continued
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
The Stephan Co.	$ -	$ -	$ 9	$ 1,542
Theragenics Corp.	-	-	-	11,923
Thomas Group	-	-	-	-
Timberline Software Corp.	-	190	36	5,326
Toami Corp.	-	-	-	1,089
Tommy Hilfiger Corp.	787	-	-	58,787
Total Energy Services Ltd.	148	-	-	2,557
Trancom Co. Ltd.	-	-	-	3,522
Transpro, Inc.	23	-	-	3,904
Trenwick Group Ltd.	-	57,372	147	-
Trinity Industries, Inc.	13,100	-	466	70,049
Trio-Tech International	-	-	-	626
Trover Solutions, Inc.	-	-	-	5,729
TTI Team Telecom International Ltd.	3,046	-	-	4,963
TVA Group, Inc. Class B	-	-	86	15,512
Twin Disc, Inc.	-	1,588	94	2,810
UK Coal PLC	-	-	1,127	12,728
Uni-Select, Inc.	3,308	-	84	18,474
United Retail Group, Inc.	-	-	-	2,455
Up, Inc.	-	-	-	1,651
URS Corp.	16,744	-	-	30,901
USEC, Inc.	-	229	2,198	49,980
USFreightways Corp.	263	-	502	70,752
Utah Medical Products, Inc.	-	2,500	-	8,651
Wao Corp.	-	-	9	743
Whitehall Jewellers, Inc.	2,313	-	-	9,690
William Lyon Homes, Inc.	-	113	-	11,140
Wilsons Leather Experts, Inc.	3,097	-	-	9,354
Wireless Telecom Group, Inc.	-	1,682	57	2,738
World Fuel Services Corp.	-	-	187	25,123
Wyndeham Press Group PLC	-	-	-	5,051
Summary of Transactions with Affiliated Companies - continued
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
XETA Technologies, Inc.	$ -	$ -	$ -	$ 1,618
Yardville National Bancorp	-	1,535	164	10,510
Young Innovations, Inc.	346	-	-	10,860
Zapata Corp.	1,684	-	-	8,596
	$ 846,790	$ 204,658	$ 25,626	$ 7,903,844

Semiannual Report

Managing Your Investments

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Semiannual Report

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Semiannual Report

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Semiannual Report

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Fidelity

Value Discovery

Fund

Semiannual Report

January 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equity markets got off to a fine start in the early weeks of 2003, then pulled back sharply on war fears and concerns about the pace of the economy. While the vast majority of 2003 is still before us, January's decline disappointed investors hoping to avoid a fourth straight down year for stocks. In the debt markets, corporates and high-yield bonds have been the best performers in recent months.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower. The fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Period ended January 31, 2003	Life of Fund
Fidelity Value Discovery Fund	-4.60%
Russell 3000® Value	-3.66%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, since the fund started on December 10, 2002. You can compare the fund's return to the performance of the Russell 3000® Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled companies. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

It wasn't the worst six months for stocks. In fact, it was one of the better ones of late. Unfortunately, stocks were still down for the most part, and that's something investors hoped to avoid in 2003. For the six months ending January 31, 2003, the major equity benchmarks delivered flat to negative returns. Whether that recent performance is indicative of gradual improvement or just another false dawn to a market recovery is unclear, and conflicting signals make it difficult to gauge. For instance, the final three months of 2002 was the worst quarter for consumer spending since 1993. On the other hand, business spending during the same period was its best since the third quarter of 2000. Casting further uncertainty on the stock market is the potential effect of a war with Iraq. It could have serious implications on the supply and prices of oil, while a quick and decisive U.S. victory could help bolster investor confidence. Turning back to the six months at hand, the large-cap-oriented Standard & Poor's 500SM Index dropped 5.27%, while the blue-chips' proxy Dow Jones Industrial AverageSM slid 6.75%. In a departure from its recent history, the technology-heavy NASDAQ Composite® Index outperformed most broader benchmarks, falling just 0.35% over the past six months.

(Portfolio Manager photograph)
An interview with Scott Offen, Portfolio Manager of Fidelity Value Discovery Fund

Q. How did the fund perform, Scott?

A. From its inception on December 10, 2002, to January 31, 2003, the fund fell 4.60%. By comparison, the Russell 3000 Value Index fell 3.66%. Going forward, we'll look at the fund's performance at six- and 12-month intervals and compare it to its index and a peer group of funds tracked by Lipper, Inc.

Q. Why did the fund underperform its benchmark during its initial weeks?

A. The fund owned a lot of insurance stocks, which as a group faced financial difficulties and performed poorly of late. Also, investments in energy and cyclical companies didn't fare as I'd hoped. These companies must overcome near-term challenges to prosper, but I'm hopeful about their longer-term prospects.

Q. Can you discuss a few stocks that helped performance?

A. Manpower, the world's second-largest temporary-employment agency, was the strongest contributor. The company was helped by the growing conviction that the economy is recovering and unemployment is falling. Another positive performer was insurance company Travelers Property & Casualty, which appealed to investors because of its attractive valuation and reasonably solid financial position. Finally, underweighting telecommunications stocks BellSouth, which the fund no longer held at the end of the period, and SBC Communications helped the fund. I de-emphasized these poor performers because I thought they had fundamental problems unlikely to be worked out anytime soon.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Which stocks hurt results?

A. The worst performer was Owens-Illinois, a manufacturer of glass containers. After the company reported weaker-than-expected earnings in late January, its stock tumbled, and I sold most of my position. TotalFinaElf, a large oil company that I also sold before period end, was another poor performer. TotalFina's shares were pressured by worries about how a Middle East war would affect profitability. My investment in telecom provider Citizens Communications also hurt. This company, which serves rural telephone customers, had a very attractive market position and valuation, in my opinion. I wanted to be somewhat invested in the telecom sector and thought this was one of the best available opportunities. Unfortunately, Citizens Communications was dragged down along with the entire sector during the abbreviated period.

Q. Since this is your first report to shareholders, can you explain your fund-management philosophy?

A. Because this is a value fund, I'm looking to buy cheap stocks. This approach is different from that of the typical growth investor, who sees a future opportunity and is willing to pay a premium for it today. I'm willing to pay much less for that future opportunity. My goal is to pay, say, 80 cents for a dollar's worth of value, as opposed to a growth investor, who might pay $1.20 for that same value if he believes it'll be worth even more tomorrow. Despite this value-oriented approach, I consider my investing style to be somewhat aggressive. In managing the fund I strive to generate as much capital appreciation for shareholders as possible, while taking appropriate risk.

Q. What makes this fund different from other Fidelity value funds?

A. I have more management flexibility. Unlike Fidelity's equity-income offerings, I don't have a certain dividend yield to maintain. Also, because Fidelity Value Discovery Fund is a multi-cap fund - unlike Fidelity's Value and Value Strategies funds, which are mid-cap offerings - I can choose among large-, mid- and small-cap companies to select what I think are the best investment opportunities. Because it's difficult to successfully pick value stocks, it's very helpful to have this flexibility. To use a baseball analogy, it gives me more swings at the ball and increases the odds that I'll achieve a high average for the fund.

Q. What's your outlook, Scott?

A. I think the fund is aggressively positioned to benefit from further improvement in the economy and a resolution to current tensions in the Persian Gulf. The markets currently are digesting news day by day and waiting for a clear indication about how world events will proceed. Amid such uncertainty, I can't predict how the fund will perform in the future. But I can say that I like the stocks that I hold in the fund, and that my focus on inexpensive, well-managed, financially solid companies is, in my opinion, well-suited to any market environment.

Fund Facts

Goal: seeks capital appreciation

Fund number: 832

Trading symbol: FVDFX

Start date: December 10, 2002

Size: as of January 31, 2003, more than $17 million

Manager: Scott Offen, since inception; manager, several Fidelity Select Portfolios, 1988-
2002; equity research analyst, several industries, 1986-2002; joined Fidelity in 1985

3

Scott Offen on selecting stocks for the fund:

"My approach to stock selection begins with in-depth fundamental analysis. In my view, carefully reviewing fundamentals is especially important when investing in value stocks, which are often cheap because of some sort of perceived problem associated with them.

"So, when I evaluate an investment, I, along with Fidelity's research department, seek to understand that problem. Together, we decide whether it's likely to be resolved in a way that makes the stock a compelling long-term opportunity. Through our research, we want to avoid ´value traps' - stocks that appear to be attractively valued but actually are priced low for a good reason.

"In searching for attractive value investments, I look for companies that have a catalyst to potentially improve stock performance. I think that one of the laws of physics - a body in motion remains in motion - also applies to companies. In other words, an underperforming business will likely stay that way until something happens to turn its fortunes around. A typical catalyst might be a new management team, a new product or something else that a company is doing differently. In short, I'm looking for a reason to believe the situation that gave rise to a cheap stock price can change for the better."

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Investment Summary

Top Ten Stocks as of January 31, 2003
% of fund's net assets
Alberto-Culver Co. Class B	2.5
Bank of America Corp.	2.5
American Standard Companies, Inc.	2.0
Morgan Stanley	1.9
Verizon Communications, Inc.	1.9
BJ Services Co.	1.9
Option Care, Inc.	1.8
Allstate Corp.	1.7
Manpower, Inc.	1.7
Wells Fargo & Co.	1.6
19.5
Top Five Market Sectors as of January 31, 2003
% of fund's net assets
Financials	25.0
Industrials	16.2
Energy	13.3
Consumer Discretionary	11.6
Materials	9.2
Asset Allocation as of January 31, 2003
% of fund's net assets *
Stocks 98.6%
Short-Term Investments and Net Other Assets 1.4%
* Foreign investments	6.4%

Semiannual Report

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.5%
Keystone Automotive Industries, Inc. (a)	3,100	$ 50,220
Spartan Motors, Inc.	3,580	39,845
		90,065
Automobiles - 0.2%
Monaco Coach Corp. (a)	2,540	31,750
Hotels, Restaurants & Leisure - 0.5%
Sonic Corp. (a)	2,000	45,480
Wendy's International, Inc.	1,600	43,440
		88,920
Household Durables - 2.5%
Clayton Homes, Inc.	14,490	177,503
Leggett & Platt, Inc.	2,100	42,420
Lennar Corp.	3,389	182,532
Whirlpool Corp.	860	44,694
		447,149
Media - 5.3%
AOL Time Warner, Inc. (a)	11,580	135,023
Clear Channel Communications, Inc. (a)	2,620	105,010
Comcast Corp. Class A (a)	9,470	252,186
E.W. Scripps Co. Class A	2,040	167,239
Fox Entertainment Group, Inc. Class A (a)	6,050	167,162
Radio One, Inc.:
Class A (a)	1,610	24,923
Class D (non-vtg.) (a)	6,300	96,264
		947,807
Multiline Retail - 0.4%
Big Lots, Inc. (a)	6,338	79,225
Specialty Retail - 0.6%
Home Depot, Inc.	1,360	28,424
Regis Corp.	3,100	83,514
		111,938
Textiles Apparel & Luxury Goods - 1.6%
Brown Shoe Co., Inc.	1,800	47,196
Liz Claiborne, Inc.	4,240	121,773
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Perry Ellis International, Inc. (a)	4,100	$ 71,422
Russell Corp.	2,520	40,396
		280,787
TOTAL CONSUMER DISCRETIONARY		2,077,641
CONSUMER STAPLES - 3.3%
Food & Drug Retailing - 0.4%
Winn-Dixie Stores, Inc.	5,570	77,980
Food Products - 0.4%
Dean Foods Co. (a)	1,560	60,559
Personal Products - 2.5%
Alberto-Culver Co. Class B	8,730	442,868
TOTAL CONSUMER STAPLES		581,407
ENERGY - 13.3%
Energy Equipment & Services - 9.5%
BJ Services Co. (a)	11,210	342,690
Cooper Cameron Corp. (a)	5,750	278,703
ENSCO International, Inc.	6,650	179,151
Nabors Industries Ltd. (a)	5,330	196,411
National-Oilwell, Inc. (a)	4,400	89,892
Noble Corp. (a)	5,400	185,112
Smith International, Inc. (a)	8,730	277,963
Weatherford International Ltd. (a)	3,718	138,161
		1,688,083
Oil & Gas - 3.8%
ConocoPhillips	3,850	185,532
Knightsbridge Tankers Ltd.	5,310	74,977
Occidental Petroleum Corp.	5,050	147,511
Ocean Energy, Inc.	4,790	89,717
Pioneer Natural Resources Co. (a)	3,690	89,593
Pogo Producing Co.	2,600	92,300
		679,630
TOTAL ENERGY		2,367,713
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 25.0%
Banks - 7.6%
Bank of America Corp.	6,310	$ 442,016
Bank of New York Co., Inc.	2,100	53,130
Bank One Corp.	7,680	280,397
FleetBoston Financial Corp.	3,960	103,396
Wachovia Corp.	5,460	196,396
Wells Fargo & Co.	6,100	288,957
		1,364,292
Diversified Financials - 7.3%
Charles Schwab Corp.	18,450	170,109
Fannie Mae	2,650	171,455
J.P. Morgan Chase & Co.	6,900	161,046
Lehman Brothers Holdings, Inc.	3,190	173,951
Merrill Lynch & Co., Inc.	8,010	280,510
Morgan Stanley	9,210	349,059
		1,306,130
Insurance - 9.2%
ACE Ltd.	3,240	95,418
Allstate Corp.	8,840	311,080
American International Group, Inc.	5,110	276,553
Ohio Casualty Corp. (a)	5,510	67,112
PartnerRe Ltd.	5,280	266,640
The Chubb Corp.	2,620	140,746
Travelers Property Casualty Corp.:
Class A	16,660	270,059
Class B	3,750	60,975
W.R. Berkley Corp.	1,480	58,016
XL Capital Ltd. Class A	1,300	97,578
		1,644,177
Real Estate - 0.9%
CenterPoint Properties Trust (SBI)	1,420	78,455
Pan Pacific Retail Properties, Inc.	2,190	80,154
		158,609
TOTAL FINANCIALS		4,473,208
HEALTH CARE - 5.9%
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	1,470	41,425
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - 3.8%
AmerisourceBergen Corp.	1,000	$ 58,200
DaVita, Inc. (a)	2,300	55,430
HCA, Inc.	2,100	89,754
Option Care, Inc. (a)	39,510	325,167
Renal Care Group, Inc. (a)	1,960	56,644
UnitedHealth Group, Inc.	1,110	97,569
		682,764
Pharmaceuticals - 1.8%
Merck & Co., Inc.	4,620	255,902
Schering-Plough Corp.	3,530	63,928
		319,830
TOTAL HEALTH CARE		1,044,019
INDUSTRIALS - 16.2%
Aerospace & Defense - 0.7%
Northrop Grumman Corp.	540	49,361
United Technologies Corp.	1,200	76,296
		125,657
Air Freight & Logistics - 0.5%
CNF, Inc.	2,700	81,324
Building Products - 2.3%
American Standard Companies, Inc. (a)	5,380	358,631
Masco Corp.	2,760	50,204
		408,835
Commercial Services & Supplies - 4.1%
Aramark Corp. Class B (a)	1,330	29,779
Ceridian Corp. (a)	19,280	276,475
First Data Corp.	1,620	55,728
Manpower, Inc.	8,710	302,063
Waste Connections, Inc. (a)	1,880	65,330
		729,375
Construction & Engineering - 0.2%
Granite Construction, Inc.	2,760	41,952
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	1,400	57,120
Machinery - 6.4%
Actuant Corp. Class A (a)	1,540	61,908
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
AGCO Corp. (a)	3,870	$ 69,273
Albany International Corp. Class A	2,840	67,223
Astec Industries, Inc. (a)	5,990	54,509
Eaton Corp.	1,750	124,390
Harsco Corp.	1,600	45,888
Illinois Tool Works, Inc.	2,000	121,640
Ingersoll-Rand Co. Ltd. Class A	3,070	120,528
Kennametal, Inc.	3,330	105,428
Mueller Industries, Inc. (a)	2,060	52,427
PACCAR, Inc.	1,200	51,984
Parker Hannifin Corp.	2,180	87,876
Pentair, Inc.	2,630	96,600
Terex Corp. (a)	7,800	88,062
		1,147,736
Road & Rail - 1.7%
Arkansas Best Corp. (a)	3,390	82,072
Canadian National Railway Co.	2,200	90,365
CSX Corp.	1,300	36,439
Union Pacific Corp.	1,610	91,867
		300,743
TOTAL INDUSTRIALS		2,892,742
INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 0.7%
Andrew Corp. (a)	5,660	52,298
Motorola, Inc.	8,540	68,149
		120,447
Computers & Peripherals - 1.1%
Imation Corp. (a)	1,900	67,906
Maxtor Corp. (a)	8,100	48,033
Storage Technology Corp. (a)	3,370	74,477
		190,416
Electronic Equipment & Instruments - 2.5%
Amphenol Corp. Class A (a)	1,200	48,900
Celestica, Inc. (sub. vtg.) (a)	3,840	44,164
Flextronics International Ltd. (a)	11,800	95,108
Ingram Micro, Inc. Class A (a)	3,400	39,100
Symbol Technologies, Inc.	6,800	57,324
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Tech Data Corp. (a)	1,340	$ 33,460
Thermo Electron Corp. (a)	2,880	52,330
Vishay Intertechnology, Inc. (a)	8,110	83,776
		454,162
Internet Software & Services - 0.9%
Overture Services, Inc. (a)	2,800	65,044
Yahoo!, Inc. (a)	5,210	94,822
		159,866
Semiconductor Equipment & Products - 2.0%
Analog Devices, Inc. (a)	3,500	83,755
Cypress Semiconductor Corp. (a)	16,050	84,263
Fairchild Semiconductor International, Inc. Class A (a)	7,370	80,628
Micrel, Inc. (a)	4,140	34,486
National Semiconductor Corp. (a)	6,070	80,124
		363,256
TOTAL INFORMATION TECHNOLOGY		1,288,147
MATERIALS - 9.2%
Chemicals - 3.1%
Dow Chemical Co.	5,480	159,249
Ferro Corp.	4,300	98,900
Georgia Gulf Corp.	3,770	88,784
Lyondell Chemical Co.	5,320	68,149
Olin Corp.	5,610	90,433
PolyOne Corp.	3,000	10,560
Spartech Corp.	2,400	46,800
		562,875
Containers & Packaging - 1.6%
Owens-Illinois, Inc. (a)	12,920	141,732
Pactiv Corp. (a)	2,580	52,658
Smurfit-Stone Container Corp. (a)	6,080	85,850
		280,240
Metals & Mining - 2.2%
Alcan, Inc.	3,830	108,612
Alcoa, Inc.	3,040	60,101
AUR Resources, Inc. (a)	40,450	94,373
Meridian Gold, Inc. (a)	1,660	27,088
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	400	$ 15,964
Phelps Dodge Corp. (a)	2,600	89,830
		395,968
Paper & Forest Products - 2.3%
Boise Cascade Corp.	3,600	86,076
Bowater, Inc.	2,200	89,430
Domtar, Inc.	8,190	86,012
International Paper Co.	2,500	89,250
Pope & Talbot, Inc.	4,400	46,156
Tembec, Inc. (a)	1,100	7,699
		404,623
TOTAL MATERIALS		1,643,706
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 4.5%
Citizens Communications Co. (a)	28,294	276,998
Qwest Communications International, Inc. (a)	12,000	54,240
SBC Communications, Inc.	4,850	118,534
Verizon Communications, Inc.	9,030	345,668
		795,440
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	19,230	97,688
TOTAL TELECOMMUNICATION SERVICES		893,128
UTILITIES - 1.9%
Electric Utilities - 1.9%
Dominion Resources, Inc.	3,300	178,827
TXU Corp.	9,090	166,802
		345,629
TOTAL COMMON STOCKS (Cost $18,390,700)		17,607,340
Cash Equivalents - 3.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.29%, dated 1/31/03 due 2/3/03) (Cost $593,000)	$ 593,064	$ 593,000
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $18,983,700)		18,200,340
NET OTHER ASSETS - (1.9)%		(339,061)
NET ASSETS - 100%		$ 17,861,279
Legend
(a) Non-income producing
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $22,491,254 and $3,954,954, respectively.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $593,000) (cost $18,983,700) - See accompanying schedule		$ 18,200,340
Cash		906
Receivable for investments sold		928,091
Receivable for fund shares sold		29,645
Dividends receivable		14,631
Prepaid expenses		20,259
Receivable from investment adviser for expense reductions		7,541
Total assets		19,201,413

Liabilities
Payable for investments purchased	$ 1,276,634
Payable for fund shares redeemed	15,074
Accrued management fee	8,310
Other payables and accrued expenses	40,116
Total liabilities		1,340,134

Net Assets		$ 17,861,279
Net Assets consist of:
Paid in capital		$ 18,792,764
Accumulated net investment loss		(2,147)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(145,914)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(783,424)
Net Assets, for 1,872,348 shares outstanding		$ 17,861,279
Net Asset Value, offering price and redemption price per share ($17,861,279 ÷ 1,872,348 shares)		$ 9.54

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

		December 10, 2002 (commencement of operations) to January 31, 2003 (Unaudited)

Investment Income
Dividends		$ 22,707
Interest		2,893
Total income		25,600
Expenses
Management fee	$ 11,088
Transfer agent fees	6,369
Accounting fees and expenses	8,572
Non-interested trustees' compensation	3
Custodian fees and expenses	3,897
Registration fees	3,197
Audit	7,867
Miscellaneous	325
Total expenses before reductions	41,318
Expense reductions	(13,571)	27,747
Net investment income (loss)		(2,147)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(145,600)
Foreign currency transactions	(314)
Total net realized gain (loss)		(145,914)
Change in net unrealized appreciation (depreciation) on: Investment securities	(783,360)
Assets and liabilities in foreign currencies	(64)
Total change in net unrealized appreciation (depreciation)		(783,424)
Net gain (loss)		(929,338)
Net increase (decrease) in net assets resulting from operations		$ (931,485)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

December 10, 2002 (commencement of operations) to January 31, 2003 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,147)
Net realized gain (loss)	(145,914)
Change in net unrealized appreciation (depreciation)	(783,424)
Net increase (decrease) in net assets resulting from operations	(931,485)
Share transactions Net proceeds from sales of shares	20,383,568
Cost of shares redeemed	(1,590,804)
Net increase (decrease) in net assets resulting from share transactions	18,792,764
Total increase (decrease) in net assets	17,861,279

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $2,147)	$ 17,861,279
Other Information Shares
Sold	2,033,216
Redeemed	(160,868)
Net increase (decrease)	1,872,348

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Six months ended January 31, 2003 D
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)F	-
Net realized and unrealized gain (loss)	(.46)
Total from investment operations	(.46)
Net asset value, end of period	$ 9.54
Total ReturnB,C	(4.60)%
Ratios to Average Net AssetsE
Expenses before expense reductions	2.19%A
Expenses net of voluntary waivers, if any	1.50%A
Expenses net of all reductions	1.47%A
Net investment income (loss)	(.11)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,861
Portfolio turnover rate	222%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 10, 2002 (commencement of operations) to January 31, 2003.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Calculated based on average shares outstanding during the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Value Discovery Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund, except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 200,463	|
Unrealized depreciation	(997,161)
Net unrealized appreciation (depreciation)	$ (796,698)
Cost for federal income tax purposes	$ 18,997,038

Semiannual Report

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged ..28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. The fund's performance adjustment will not take effect until December 1, 2003. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .34% of average net assets.

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded 1.50% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $13,078.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $492 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1.

6. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 27% of the total outstanding shares of the fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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California

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Brea, CA

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Burlingame, CA

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Campbell, CA

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Glendale, CA

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Irvine, CA

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Los Angeles, CA

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Palm Desert, CA

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Sacramento, CA

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San Francisco, CA

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Colorado

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Denver, CO

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Connecticut

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Naples, FL

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Sarasota, FL

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Georgia

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Illinois

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Chicago, IL

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Indiana

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Maine

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Maryland

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Massachusetts

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Boston, MA

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Boston, MA

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Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
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New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
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1271 Avenue of the Americas
New York, NY

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New York, NY

350 Park Avenue
New York, NY

North Carolina

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Ohio

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Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

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Tigard, OR

Pennsylvania

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Philadelphia, PA

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Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

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Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

New York, NY

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Fidelity®

Puritan®

Fund

Semiannual Report

January 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equity markets got off to a fine start in the early weeks of 2003, then pulled back sharply on war fears and concerns about the pace of the economy. While the vast majority of 2003 is still before us, January's decline disappointed investors hoping to avoid a fourth straight down year for stocks. In the debt markets, corporates and high-yield bonds have been the best performers in recent months.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Puritan®	-1.53%	-9.43%	14.30%	137.16%
Fidelity Balanced Composite	-0.51%	-6.50%	21.00%	142.55%
LB Aggregate Bond	5.05%	9.46%	42.15%	102.66%
Russell 3000® Value	-4.65%	-16.75%	5.05%	162.42%
S&P 500®	-5.27%	-23.02%	-6.48%	135.93%
Balanced Funds Average	-1.97%	-12.15%	5.37%	96.91%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Balanced Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Russell 3000® Value Index, and the Lehman Brothers® Aggregate Bond Index. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Puritan	-9.43%	2.71%	9.02%
Fidelity Balanced Composite	-6.50%	3.89%	9.26%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Puritan® Fund on January 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index, Lehman Brothers Aggregate Bond Index, and the Fidelity Balanced Composite Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

During the six months ending January 31, 2003, U.S. equities made little progress in narrowing the substantial performance advantage investment-grade debt garnered over the past three years. It was a frustrating six months for stocks. A strong rally in October and November left investors optimistic about December, historically the best month for stocks. But further economic concerns and growing tensions with Iraq led equities on a downward path for the final two months of the period. For the six months overall, the large-cap-oriented Standard & Poor's 500SM Index dropped 5.27%, and the Dow Jones Industrial AverageSM - a proxy of blue-chip stock performance - slid 6.75%. The NASDAQ Composite® Index - with more than 50% of assets in technology stocks - fell 0.35%. Investment-grade bonds, on the other hand, registered solid gains during the past six months despite a mild slump toward the end of the period. The Lehman Brothers® Aggregate Bond Index, a measure of taxable bond performance, gained 5.05% for the past six months. Corporate bonds had the best absolute return, as the Lehman Brothers Credit Bond Index advanced 8.10%. The Treasury and agency categories fared well, offering returns in the range of 4.50% to 5.10%. Mortgage securities continued to be tempered by high refinancing activity, but still managed to gain approximately 3%.

(Portfolio Manager photograph)
An interview with Stephen Petersen, Portfolio Manager of Fidelity Puritan Fund

Q. How did the fund perform, Steve?

A. For the six months ending January 31, 2003, the fund fell 1.53%. This topped the Standard & Poor's 500 Index, which dropped 5.27%, as well as the balanced funds average tracked by Lipper Inc., which declined 1.97%. Given the fund's mix of stocks and bonds, we also compare its performance to the Fidelity Balanced Composite Index, a hypothetical combination of unmanaged indexes using the total returns of the Russell 3000 Value Index and the Lehman Brothers Aggregate Bond Index, with a weighting of 60% and 40%, respectively. This index fell 0.51% for the six-month period. For the 12 months ending January 31, 2003, the fund fell 9.43%, the S&P 500 index dropped 23.02%, the Lipper average declined 12.15% and the composite index lost 6.50%.

Q. Why did the fund outperform the Lipper average and S&P 500, but not the composite index during the six-month period?

A. In contrast to the S&P 500, the fund invests primarily in value stocks, which outperformed the combination of growth and value stocks that make up the index. The fund's value orientation also was the primary contributor to its good performance relative to its peer group; most peer funds typically hold either growth or S&P 500-type stocks in their portfolios. Compared to the composite index - whose equity portion includes stronger performing small-cap stocks - the fund's large-cap orientation hurt relative performance.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Which stocks helped the fund's performance?

A. Financial holdings Bank of America and Wells Fargo enjoyed modestly positive performance, helped by an improving environment for banks due to better-than-expected credit trends. Bank of America, one of the fund's larger holdings, successfully cut costs and streamlined operations following its merger with NationsBank, and it avoided the riskier lending practices that came back to haunt some competitors as the economy slowed. Entergy, an electric utility company, was one of the best-performing utilities during the period. It wisely avoided overextending itself, while many competitors fell into the trap of creating excess capacity, which lowered prices and ultimately cut into revenues.

Q. Which stocks disappointed?

A. Exxon Mobil, the fund's largest holding at the end of the period, could not maintain previous oil and gas production rates during the most recent quarters. Additionally, oil stocks were in flux for much of the period, reflecting uncertainty about Iraq, the oil workers strike in Venezuela and future oil supplies. Fannie Mae reported good earnings, but it was hurt by two issues. As interest rates declined, investors became increasingly concerned about the stability of its balance sheet and earnings prospects should refinancing activity pick up significantly. Additionally, as interest rates gyrated during the third and fourth quarters, credit markets became very volatile and companies with large amounts of debt were perceived to be risky. BellSouth and SBC Communications were hurt by the slowing growth in business and consumer phone lines, and by lower demand for second telephone lines as customers substituted wireless and other types of providers for Internet access.

Q. How did the fund's fixed-income subportfolio do?

A. Bonds outperformed stocks during the six-month period, reflecting investors' preference for lower risk amidst declining interest rates, sluggish economic growth and rising geopolitical tensions. Corporate bonds were the favored asset class during the period, with mortgage-backed securities also performing well. The fund's focus on corporate bonds and mortgage-backed securities and its underweighting in Treasury securities - which underperformed - helped performance during the period.

Q. What's your outlook, Steve?

A. Everything I see indicates a very gradual improvement in the investing environment. The economy's fundamentals appear to be slowly improving. Many companies have experienced increased demand for their products and services. Interest rates remain low and the government continues to take steps to stimulate the economy. We also seem to be working through the crisis in confidence about corporate governance. There's still some skepticism about the prospects for continued improvement but, as they say, the market climbs a wall of worry.

Semiannual Report

Fund Facts

Goal: income and capital growth consistent with reasonable risk

Fund number: 004

Trading symbol: FPURX

Start date: April 16, 1947

Size: as of January 31, 2003, more than $17.5 billion

Manager: Steve Petersen, since 2000; manager, Fidelity Equity-Income Fund, since 1993; Fidelity Balanced Fund, 1996- 1997; joined Fidelity in 1980

3

Steve Petersen on why financials are a good fit for an equity-income fund:

"Financial stocks traditionally have produced higher yields than other areas of the equity markets. Generally, financial companies don't have significant capital requirements. They may own real estate and maintain extensive computer systems, but these assets typically are not a large component of the business. So, their net earnings tend to be in cash, and they generally have paid out higher dividends.

"Also, these stocks typically are more attractively valued than other types of equities because the market perceives their businesses as more complex and difficult to understand. This perceived complexity has led many skeptical investors to put a lower valuation on financial stocks. The market perceives financial companies' earnings as more volatile than average, which historically has made them less attractive to own.

"Together, these factors have produced more modest valuations for the group, making it fit nicely into the fund's criteria; financial stocks made up the largest sector weighting in the portfolio at period end. Since many of these stocks tend to react positively to an improving economy, my focus on financial stocks reflects my belief that such a recovery could be on the horizon."

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Investment Changes

Top Five Stocks as of January 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.3	3.4
Freddie Mac	2.6	2.8
Fannie Mae	1.9	2.2
Citigroup, Inc.	1.8	1.7
American International Group, Inc.	1.4	1.1
	11.0
Top Five Bond Issuers as of January 31, 2003
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	10.0	10.8
U.S. Treasury Obligations	4.2	4.0
Government National Mortgage Association	3.8	5.4
Freddie Mac participation certificates	0.9	0.8
Freddie Mac	0.4	0.0
	19.3
Top Five Market Sectors as of January 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.9	24.5
Energy	9.4	9.7
Consumer Discretionary	9.3	9.1
Industrials	8.3	8.3
Consumer Staples	4.6	4.5
Asset Allocation (% of fund's net assets)
As of January 31, 2003*		As of July 31, 2002**
	Stocks 61.0%		Stocks 59.2%
	Bonds 36.9%		Bonds 38.0%
	Convertible Securities 2.4%		Convertible Securities 2.2%
	Short-Term Investments and Net Other Assets A (0.3)%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	9.4%	**Foreign investments	9.2%

A Short-term investments and net other assets are not included in the pie chart.

Semiannual Report

Investments January 31, 2003

Showing Percentage of Net Assets

Common Stocks - 60.8%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.0%
Exide Technologies warrants 3/18/06 (a)	6,789	$ 3
Automobiles - 0.2%
General Motors Corp.	1,025,300	37,249
Hotels, Restaurants & Leisure - 1.0%
Harrah's Entertainment, Inc. (a)	272,600	9,890
Hilton Hotels Corp.	459,800	5,384
Mandalay Resort Group (a)	717,500	18,433
McDonald's Corp.	3,535,300	50,343
MGM Mirage, Inc. (a)	1,708,430	44,761
MOA Hospitality, Inc. (a)	3,000	12
Park Place Entertainment Corp. (a)	3,366,000	25,413
Six Flags, Inc. (a)	1,958,701	10,557
Starwood Hotels & Resorts Worldwide, Inc. unit	546,600	12,818
		177,611
Household Durables - 0.6%
Black & Decker Corp.	724,700	26,553
Maytag Corp.	1,117,960	28,251
Snap-On, Inc.	963,300	24,564
Whirlpool Corp.	477,900	24,836
		104,204
Media - 2.7%
AOL Time Warner, Inc. (a)	7,238,300	84,399
Clear Channel Communications, Inc. (a)	1,854,000	74,308
Comcast Corp. Class A (a)	2,697,216	71,827
Liberty Media Corp. Class A (a)	2,855,706	28,471
News Corp. Ltd.:
ADR	284,835	7,562
sponsored ADR	417,817	9,288
Reader's Digest Association, Inc. (non-vtg.)	400,000	5,152
Viacom, Inc. Class B (non-vtg.) (a)	3,965,517	152,871
Walt Disney Co.	1,865,990	32,655
		466,533
Multiline Retail - 0.5%
Big Lots, Inc. (a)	951,600	11,895
Federated Department Stores, Inc. (a)	1,175,000	30,574
Target Corp.	1,305,600	36,831
		79,300
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.3%
Charming Shoppes, Inc. (a)	1,169,500	$ 3,930
Gap, Inc.	4,150,600	60,723
Home Depot, Inc.	971,700	20,309
Limited Brands, Inc.	3,331,900	41,949
Office Depot, Inc. (a)	1,026,800	13,708
RadioShack Corp.	1,683,300	33,582
Staples, Inc. (a)	3,486,368	59,861
		234,062
Textiles Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc. (a)	326,700	10,677
TOTAL CONSUMER DISCRETIONARY		1,109,639
CONSUMER STAPLES - 4.0%
Beverages - 0.3%
PepsiCo, Inc.	726,500	29,409
The Coca-Cola Co.	734,200	29,706
		59,115
Food & Drug Retailing - 0.6%
Albertson's, Inc.	1,664,000	35,776
CVS Corp.	2,830,200	64,019
		99,795
Food Products - 0.6%
ConAgra Foods, Inc.	112,200	2,752
Dean Foods Co. (a)	498,600	19,356
Fresh Del Monte Produce, Inc.	751,332	15,553
Hershey Foods Corp.	178,600	11,520
Kraft Foods, Inc. Class A	763,300	24,311
Tyson Foods, Inc. Class A	1,183,700	12,204
Unilever PLC sponsored ADR	788,100	27,781
		113,477
Household Products - 0.8%
Colgate-Palmolive Co.	695,800	35,423
Kimberly-Clark Corp.	1,440,700	66,733
Procter & Gamble Co.	450,260	38,529
		140,685
Personal Products - 0.8%
Gillette Co.	4,790,800	143,245
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 0.9%
Altria Group, Inc.	3,826,340	$ 144,903
Loews Corp. - Carolina Group	267,200	5,454
		150,357
TOTAL CONSUMER STAPLES		706,674
ENERGY - 8.9%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	2,027,500	61,352
BJ Services Co. (a)	729,700	22,307
Noble Corp. (a)	680,150	23,316
Schlumberger Ltd. (NY Shares)	3,921,600	147,844
Tokheim Corp. (a)	47,760	2
		254,821
Oil & Gas - 7.4%
Anadarko Petroleum Corp.	360,600	16,627
Apache Corp.	446,100	27,841
BP PLC sponsored ADR	3,796,826	148,114
ChevronTexaco Corp.	950,000	61,180
ConocoPhillips	1,525,665	73,522
Exxon Mobil Corp.	16,912,524	577,547
Marathon Oil Corp.	435,900	9,110
Royal Dutch Petroleum Co. (NY Shares)	2,702,500	113,208
Sunoco, Inc.	513,900	16,095
TotalFinaElf SA:
Series B	655,800	89,071
sponsored ADR	2,512,600	170,631
		1,302,946
TOTAL ENERGY		1,557,767
FINANCIALS - 19.1%
Banks - 5.4%
Bank of America Corp.	3,513,800	246,142
Bank of New York Co., Inc.	4,246,300	107,431
Bank One Corp.	2,961,590	108,128
Comerica, Inc.	1,125,000	45,563
FleetBoston Financial Corp.	2,364,600	61,740
Huntington Bancshares, Inc.	550,900	10,451
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
Mellon Financial Corp.	2,281,600	$ 52,180
PNC Financial Services Group, Inc.	862,600	37,989
State Bank of India	636,977	3,761
U.S. Bancorp, Delaware	4,514,750	95,261
Wachovia Corp.	2,657,441	95,588
Wells Fargo & Co.	1,675,000	79,345
		943,579
Diversified Financials - 10.2%
American Express Co.	3,744,001	133,024
Charles Schwab Corp.	4,697,600	43,312
CIT Group, Inc.	1,428,900	28,435
Citigroup, Inc.	9,241,092	317,709
ECM Corp. LP (f)	6,318	543
Fannie Mae	5,288,650	342,176
Freddie Mac	8,095,100	453,164
Household International, Inc.	2,450,800	66,931
J.P. Morgan Chase & Co.	6,085,050	142,025
Lehman Brothers Holdings, Inc.	728,600	39,731
Merrill Lynch & Co., Inc.	2,284,700	80,010
Morgan Stanley	2,477,840	93,910
Nomura Holdings, Inc.	2,384,000	28,653
Washington Mutual Capital Trust unit (f)	381,800	19,615
		1,789,238
Insurance - 3.3%
ACE Ltd.	1,707,700	50,292
Allstate Corp.	2,040,300	71,798
American International Group, Inc.	4,563,737	246,989
Hartford Financial Services Group, Inc.	1,772,200	73,865
Marsh & McLennan Companies, Inc.	564,100	24,048
Prudential Financial, Inc.	212,000	6,735
The Chubb Corp.	784,100	42,122
Travelers Property Casualty Corp.:
Class A	3,051,854	49,471
Class B	820,290	13,338
		578,658
Real Estate - 0.2%
Equity Residential (SBI)	1,614,400	39,456
TOTAL FINANCIALS		3,350,931
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 4.1%
Health Care Equipment & Supplies - 0.4%
Bausch & Lomb, Inc.	556,500	$ 18,504
Baxter International, Inc.	1,625,600	45,809
Becton, Dickinson & Co.	300,000	9,840
		74,153
Health Care Providers & Services - 0.5%
IMS Health, Inc.	2,539,200	42,786
Mariner Health Care, Inc. (a)	7,778	39
Mariner Health Care, Inc. warrants 5/1/04 (a)	7,345	40
McKesson Corp.	820,500	23,327
Tenet Healthcare Corp. (a)	635,200	11,427
		77,619
Pharmaceuticals - 3.2%
Abbott Laboratories	1,104,700	42,111
Bristol-Myers Squibb Co.	4,544,100	107,195
Eli Lilly & Co.	471,900	28,427
Johnson & Johnson	1,034,100	55,438
Merck & Co., Inc.	3,197,400	177,104
Pfizer, Inc.	1,206,300	36,623
Schering-Plough Corp.	3,181,900	57,624
Wyeth	1,402,400	54,736
		559,258
TOTAL HEALTH CARE		711,030
INDUSTRIALS - 6.9%
Aerospace & Defense - 1.4%
Boeing Co.	1,284,100	40,565
Honeywell International, Inc.	3,002,600	73,384
Lockheed Martin Corp.	758,100	38,701
Northrop Grumman Corp.	159,430	14,573
Raytheon Co.	294,600	8,865
United Technologies Corp.	917,620	58,342
		234,430
Building Products - 0.3%
Masco Corp.	2,804,900	51,021
Commercial Services & Supplies - 1.0%
Cendant Corp. (a)	2,271,100	25,164
Ceridian Corp. (a)	1,814,500	26,020
First Data Corp.	1,114,800	38,349
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
New England Business Service, Inc.	34,800	$ 766
Paychex, Inc.	393,900	9,918
Republic Services, Inc. (a)	1,032,970	21,155
Viad Corp.	1,359,300	29,225
Waste Management, Inc.	1,003,300	23,066
		173,663
Electrical Equipment - 0.2%
Rockwell Automation, Inc.	1,742,800	40,172
Industrial Conglomerates - 1.6%
3M Co.	227,900	28,385
General Electric Co.	4,671,100	108,089
Hutchison Whampoa Ltd.	1,723,000	10,824
Siemens AG sponsored ADR	319,400	13,095
Textron, Inc.	1,051,900	40,561
Tyco International Ltd.	5,139,124	82,277
		283,231
Machinery - 1.5%
Caterpillar, Inc.	1,301,700	57,249
Deere & Co.	320,000	13,504
Eaton Corp.	500,000	35,540
Illinois Tool Works, Inc.	420,800	25,593
Ingersoll-Rand Co. Ltd. Class A	1,703,400	66,875
Kennametal, Inc.	310,723	9,837
Navistar International Corp. (a)	300,000	7,221
Parker Hannifin Corp.	1,233,100	49,706
		265,525
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	3,381,200	87,810
Union Pacific Corp.	1,083,600	61,830
		149,640
TOTAL INDUSTRIALS		1,197,682
INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 0.2%
Cisco Systems, Inc. (a)	302,800	4,048
Motorola, Inc.	3,144,700	25,095
		29,143
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.1%
Dell Computer Corp. (a)	1,356,500	$ 32,366
Hewlett-Packard Co.	4,576,302	79,673
International Business Machines Corp.	870,300	68,084
NCR Corp. (a)	496,300	9,574
		189,697
Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc. (a)	905,700	14,926
Arrow Electronics, Inc. (a)	972,400	11,542
Avnet, Inc.	1,629,070	16,926
PerkinElmer, Inc.	2,997,100	23,377
Tektronix, Inc. (a)	1,743,600	28,769
Thermo Electron Corp. (a)	1,911,400	34,730
		130,270
IT Consulting & Services - 0.1%
Electronic Data Systems Corp.	511,300	8,667
Unisys Corp. (a)	807,200	7,523
		16,190
Semiconductor Equipment & Products - 0.5%
Intel Corp.	2,835,100	44,398
Micron Technology, Inc. (a)	2,040,400	16,752
National Semiconductor Corp. (a)	546,800	7,218
Teradyne, Inc. (a)	467,500	4,857
Texas Instruments, Inc.	1,014,800	16,135
		89,360
Software - 0.5%
Compuware Corp. (a)	1,526,339	5,342
Microsoft Corp.	1,767,900	83,905
		89,247
TOTAL INFORMATION TECHNOLOGY		543,907
MATERIALS - 3.7%
Chemicals - 1.6%
Arch Chemicals, Inc.	431,300	8,057
Crompton Corp.	889,800	5,499
Dow Chemical Co.	2,252,000	65,443
E.I. du Pont de Nemours & Co.	489,200	18,526
Hercules, Inc. (a)	500,000	4,145
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
LG Chemical Ltd.	274,100	$ 10,074
Lyondell Chemical Co.	1,361,800	17,445
Millennium Chemicals, Inc.	1,047,150	11,131
Olin Corp.	416,300	6,711
PolyOne Corp.	1,696,800	5,973
PPG Industries, Inc.	515,500	25,172
Praxair, Inc.	1,655,100	90,269
Solutia, Inc.	2,515,401	8,754
		277,199
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	423,700	4,648
Smurfit-Stone Container Corp. (a)	2,938,200	41,487
		46,135
Metals & Mining - 1.3%
Alcan, Inc.	1,278,500	36,256
Alcoa, Inc.	3,416,800	67,550
Dofasco, Inc.	1,153,700	21,912
Newmont Mining Corp. Holding Co.	556,300	16,105
Nucor Corp.	282,900	11,291
Pechiney SA Series A	980,078	27,640
Phelps Dodge Corp. (a)	1,297,500	44,829
Xstrata PLC (a)	520,070	4,489
		230,072
Paper & Forest Products - 0.6%
Bowater, Inc.	424,000	17,236
Georgia-Pacific Corp.	2,055,800	31,618
International Paper Co.	257,000	9,175
Weyerhaeuser Co.	857,400	41,198
		99,227
TOTAL MATERIALS		652,633
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.9%
AT&T Corp.	1,009,888	19,673
BellSouth Corp.	6,547,970	149,163
McCaw International Ltd. warrants 4/16/07 (a)(f)	40,960	0
NTL, Inc.	177,392	2,478
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.	6,999,387	$ 171,065
Verizon Communications, Inc.	4,439,000	169,925
		512,304
UTILITIES - 1.7%
Electric Utilities - 1.5%
Cinergy Corp.	669,900	21,236
Dominion Resources, Inc.	492,300	26,678
DPL, Inc.	1,229,279	17,579
Entergy Corp.	2,193,900	97,519
FirstEnergy Corp.	1,375,800	42,925
Northeast Utilities	2,037,410	29,237
TXU Corp.	1,236,500	22,690
		257,864
Gas Utilities - 0.0%
Kinder Morgan Management LLC	188,390	6,019
Multi-Utilities & Unregulated Power - 0.2%
SCANA Corp.	1,233,500	37,868
TOTAL UTILITIES		301,751
TOTAL COMMON STOCKS (Cost $11,153,823)		10,644,318
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 1.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Corp. Series B, $1.313	501,100	11,595
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. $1.8125 PIERS	485,200	8,127
TOTAL CONSUMER DISCRETIONARY		19,722
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - continued
FINANCIALS - 0.4%
Diversified Financials - 0.1%
Ford Motor Co. Capital Trust II $3.25	561,900	$ 23,294
State Street Corp. $13.50	20,650	4,225
		27,519
Insurance - 0.3%
ACE Ltd. $4.125 PRIDES	202,400	12,106
Hartford Financial Services Group, Inc. $3.00	70,200	3,171
Prudential Financial, Inc. $3.375	81,500	4,465
St. Paul Companies, Inc. $4.50	282,100	17,755
The Chubb Corp. $1.75	227,700	5,501
Travelers Property Casualty Corp. $1.125	289,800	6,945
		49,943
TOTAL FINANCIALS		77,462
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. $3.50	215,800	10,790
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Raytheon Co. $4.13	224,100	11,821
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Motorola, Inc. $3.50	532,300	16,127
IT Consulting & Services - 0.1%
Electronic Data Systems Corp. $3.81 PRIDES	573,300	11,072
TOTAL INFORMATION TECHNOLOGY		27,199
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Broadwing, Inc. (IXC Communications, Inc.) Series B, $3.375	96,900	2,774
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (f)	15,254	11
		2,785
UTILITIES - 0.2%
Electric Utilities - 0.1%
Cinergy Corp. $4.75 PRIDES	198,000	10,609
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
FPL Group, Inc. $4.00	103,900	$ 5,422
TXU Corp. $4.375	278,900	7,984
		24,015
Gas Utilities - 0.1%
Sempra Energy $2.125	352,100	8,384
Multi-Utilities & Unregulated Power - 0.0%
El Paso Corp. $4.50	163,000	4,963
TOTAL UTILITIES		37,362
TOTAL CONVERTIBLE PREFERRED STOCKS		187,141
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	6,030	6,169
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Fresenius Medical Care Capital Trust II $78.75	7,790	7,778
INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
Ampex Corp. 8% non-cumulative (redeemable preferred)	483	377
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	19,880	795
NTL Europe, Inc. $5.00	203	0
		795
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	648	642
Series E, $111.25 pay-in-kind	18,915	18,158
		18,800
TOTAL TELECOMMUNICATION SERVICES		19,595
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
UTILITIES - 0.0%
Electric Utilities - 0.0%
Entergy Gulf States, Inc. Series A, adj. rate	26,681	$ 2,655
TOTAL NONCONVERTIBLE PREFERRED STOCKS		36,574
TOTAL PREFERRED STOCKS (Cost $279,013)		223,715
Corporate Bonds - 16.7%
	Principal Amount (000s)
Convertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	$ 19,020	7,382
Media - 0.5%
Cox Communications, Inc. 0.4259% 4/19/20	34,870	16,171
EchoStar Communications Corp.:
4.875% 1/1/07 (f)	30,000	28,163
4.875% 1/1/07	7,460	7,003
Liberty Media Corp.:
4% 11/15/29 (f)	17,982	10,042
3.5% 1/15/31 (f)	14,140	9,173
News America, Inc. liquid yield option note 0% 2/28/21 (f)	28,330	14,997
		85,549
Multiline Retail - 0.0%
JCPenney Co., Inc. 5% 10/15/08 (f)	6,310	6,267
TOTAL CONSUMER DISCRETIONARY		99,198
FINANCIALS - 0.1%
Diversified Financials - 0.1%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18	18,140	10,272
Navistar Financial Corp. 4.75% 4/1/09 (f)	3,320	2,544
		12,816
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
FINANCIALS - continued
Insurance - 0.0%
Loews Corp. 3.125% 9/15/07	$ 6,940	$ 6,333
TOTAL FINANCIALS		19,149
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Total Renal Care Holdings 7% 5/15/09	11,700	11,839
INDUSTRIALS - 0.2%
Industrial Conglomerates - 0.1%
Tyco International Group SA yankee 0% 2/12/21	17,030	12,996
Machinery - 0.1%
SPX Corp. liquid yield option note:
0% 2/6/21 (f)	24,240	15,029
0% 2/6/21	5,800	3,596
		18,625
TOTAL INDUSTRIALS		31,621
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Corning, Inc. 3.5% 11/1/08	16,860	14,136
Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. 3% 12/1/21	8,250	7,940
Celestica, Inc. liquid yield option note 0% 8/1/20	22,085	10,463
Sanmina-SCI Corp. 0% 9/12/20	13,810	5,853
Solectron Corp. liquid yield option note:
0% 5/8/20	1,089	675
0% 11/20/20	6,170	3,208
		28,139
TOTAL INFORMATION TECHNOLOGY		42,275
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 8.25% 1/31/06 (f)	7,600	11,832
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
5.25% 1/15/10	$ 14,496	$ 11,397
6% 6/1/11	3,665	3,431
		14,828
TOTAL CONVERTIBLE BONDS		230,742
Nonconvertible Bonds - 15.4%
CONSUMER DISCRETIONARY - 2.3%
Auto Components - 0.2%
Arvin Industries, Inc. 6.75% 3/15/08	1,660	1,614
ArvinMeritor, Inc. 8.75% 3/1/12	2,470	2,618
DaimlerChrysler NA Holding Corp. 4.75% 1/15/08	11,300	11,260
Dana Corp. 10.125% 3/15/10	4,340	4,340
Lear Corp.:
7.96% 5/15/05	4,795	4,987
8.11% 5/15/09	500	539
Stoneridge, Inc. 11.5% 5/1/12	115	116
		25,474
Hotels, Restaurants & Leisure - 0.6%
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	1,540	1,625
Domino's, Inc. 10.375% 1/15/09	3,870	4,180
Florida Panthers Holdings, Inc. 9.875% 4/15/09	7,375	7,596
Herbst Gaming, Inc. 10.75% 9/1/08 (f)(g)	1,030	1,087
Hilton Hotels Corp.:
7.625% 12/1/12	2,590	2,525
8.25% 2/15/11	3,270	3,319
Horseshoe Gaming LLC 8.625% 5/15/09	10,970	11,601
International Game Technology 8.375% 5/15/09	440	506
KSL Recreation Group, Inc. 10.25% 5/1/07	6,870	7,007
MGM Mirage, Inc. 8.5% 9/15/10	2,890	3,165
Penn National Gaming, Inc. 8.875% 3/15/10	7,540	7,766
Station Casinos, Inc. 8.375% 2/15/08	16,095	16,980
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	8,775	8,994
Tricon Global Restaurants, Inc. 8.875% 4/15/11	10,045	10,974
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Wheeling Island Gaming, Inc. 10.125% 12/15/09	$ 4,235	$ 4,277
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	5,100	5,151
		96,753
Household Durables - 0.1%
Beazer Homes USA, Inc.:
8.625% 5/15/11	6,260	6,542
8.875% 4/1/08	810	842
Champion Home Builders Co. 11.25% 4/15/07	1,335	1,175
D.R. Horton, Inc. 7.875% 8/15/11	4,250	4,250
Pulte Homes, Inc. 7.875% 8/1/11	5,200	5,798
Ryland Group, Inc. 9.125% 6/15/11	3,580	3,795
Standard Pacific Corp. 9.25% 4/15/12	1,815	1,761
		24,163
Leisure Equipment & Products - 0.0%
The Hockey Co. 11.25% 4/15/09	5,600	5,796
Media - 1.4%
AMC Entertainment, Inc.:
9.5% 2/1/11	2,315	2,222
9.875% 2/1/12	3,240	3,110
American Media Operations, Inc. 10.25% 5/1/09	5,430	5,769
AOL Time Warner, Inc.:
6.875% 5/1/12	9,230	9,611
7.7% 5/1/32	6,940	7,298
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	21,300	23,004
Chancellor Media Corp.:
8% 11/1/08	4,475	4,945
8.125% 12/15/07	2,290	2,382
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)	7,090	2,588
0% 5/15/11 (d)	3,700	1,166
8.625% 4/1/09	7,480	3,590
9.625% 11/15/09	2,005	972
10% 4/1/09	2,050	994
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.: - continued
10% 5/15/11	$ 3,985	$ 1,933
10.25% 1/15/10	5,915	2,928
10.75% 10/1/09	1,935	968
Cinemark USA, Inc. 9.625% 8/1/08	3,835	3,845
Clear Channel Communications, Inc.:
4.625% 1/15/08	3,000	3,027
5.75% 1/15/13	3,000	3,018
Continental Cablevision, Inc. 8.3% 5/15/06	8,530	9,490
Corus Entertainment, Inc. 8.75% 3/1/12	6,480	6,788
CSC Holdings, Inc.:
7.625% 4/1/11	6,550	6,255
7.625% 7/15/18	1,455	1,310
7.875% 2/15/18	535	482
EchoStar DBS Corp.:
9.375% 2/1/09	17,015	17,781
10.375% 10/1/07	13,425	14,365
Entravision Communications Corp. 8.125% 3/15/09	6,010	6,190
Houghton Mifflin Co.:
8.25% 2/1/11 (f)	5,605	5,717
9.875% 2/1/13 (f)	2,150	2,231
Lamar Media Corp.:
7.25% 1/1/13 (f)	1,290	1,303
8.625% 9/15/07	2,600	2,711
LBI Media, Inc. 10.125% 7/15/12 (f)	4,060	4,263
News America Holdings, Inc. 7.375% 10/17/08	9,525	10,523
News America, Inc. 7.28% 6/30/28	14,000	13,966
Nextmedia Operating, Inc. 10.75% 7/1/11	3,345	3,588
PanAmSat Corp.:
6.125% 1/15/05	1,780	1,762
6.375% 1/15/08	2,720	2,666
Pegasus Communications Corp.:
9.625% 10/15/05	3,205	2,131
9.75% 12/1/06	1,380	918
Penton Media, Inc. 11.875% 10/1/07	2,480	2,058
Quebecor Media, Inc. 11.125% 7/15/11	55	57
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Radio One, Inc. 8.875% 7/1/11	$ 14,005	$ 14,985
Regal Cinemas Corp. 9.375% 2/1/12	5,885	6,209
Satelites Mexicanos SA de CV 5.84% 6/30/04 (f)(h)	1,766	1,360
Telewest PLC yankee:
9.625% 10/1/06 (c)	7,700	1,694
11% 10/1/07 (c)	11,615	2,091
Time Warner Entertainment Co. LP 8.375% 7/15/33	8,835	10,207
Time Warner, Inc. 8.18% 8/15/07	5,425	6,041
Yell Finance BV 10.75% 8/1/11	9,035	9,758
		252,270
Specialty Retail - 0.0%
Hollywood Entertainment Corp. 9.625% 3/15/11	1,270	1,257
Textiles Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. 12.25% 12/15/12 (f)	5,150	5,150
TOTAL CONSUMER DISCRETIONARY		410,863
CONSUMER STAPLES - 0.6%
Beverages - 0.0%
Constellation Brands, Inc. 8.125% 1/15/12	2,760	2,781
Food & Drug Retailing - 0.0%
Rite Aid Corp.:
6.125% 12/15/08 (f)	3,505	2,611
6.875% 8/15/13	1,315	921
7.125% 1/15/07	1,065	900
		4,432
Food Products - 0.2%
Central Garden & Pet Co. 9.125% 2/1/13 (f)	850	871
Chiquita Brands International, Inc. 10.56% 3/15/09	5,318	5,637
Corn Products International, Inc.:
8.25% 7/15/07	5,660	5,773
8.45% 8/15/09	510	523
Dean Foods Co.:
6.625% 5/15/09	460	460
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Dean Foods Co.: - continued
6.9% 10/15/17	$ 3,700	$ 3,367
8.15% 8/1/07	5,005	5,230
Del Monte Corp.:
8.625% 12/15/12 (f)	3,470	3,609
9.25% 5/15/11	1,035	1,087
Dole Food Co., Inc. 7.25% 5/1/09	2,790	2,706
Michael Foods, Inc. 11.75% 4/1/11	260	294
		29,557
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07	730	683
Personal Products - 0.1%
Revlon Consumer Products Corp. 12% 12/1/05	12,020	11,359
Tobacco - 0.3%
Philip Morris Companies, Inc. 7% 7/15/05	27,190	29,418
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 6/1/07	8,490	8,778
7.25% 6/1/12	9,000	9,382
		47,578
TOTAL CONSUMER STAPLES		96,390
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
DI Industries, Inc. 8.875% 7/1/07	2,870	2,942
Grant Prideco, Inc.:
9% 12/15/09 (f)	660	681
9.625% 12/1/07	2,440	2,574
Key Energy Services, Inc. 8.375% 3/1/08	1,390	1,460
		7,657
Oil & Gas - 0.5%
Chesapeake Energy Corp.:
8.125% 4/1/11	6,530	6,824
8.5% 3/15/12	1,840	1,914
Encore Acquisition Co. 8.375% 6/15/12	3,510	3,686
Forest Oil Corp. 8% 12/15/11	2,550	2,665
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Pemex Project Funding Master Trust:
6.125% 8/15/08 (f)	$ 10,750	$ 10,750
7.375% 12/15/14 (f)	8,620	8,674
Plains All American Pipeline LP 7.75% 10/15/12	1,840	1,923
Plains Exploration & Production Co. LP 8.75% 7/1/12	6,215	6,526
Teekay Shipping Corp. 8.875% 7/15/11	10,030	10,532
The Coastal Corp.:
6.2% 5/15/04	1,200	1,086
6.5% 5/15/06	2,390	1,996
6.95% 6/1/28	180	125
7.5% 8/15/06	3,600	3,096
7.75% 6/15/10	3,885	3,244
7.75% 10/15/35	2,230	1,617
Valero Energy Corp. 6.875% 4/15/12	7,055	7,343
Vintage Petroleum, Inc. 8.25% 5/1/12	6,200	6,448
		78,449
TOTAL ENERGY		86,106
FINANCIALS - 6.3%
Banks - 1.2%
Bank of New York Co., Inc. 4.25% 9/4/12 (h)	6,980	7,091
Bank One NA, Chicago 3.7% 1/15/08	14,015	14,030
BankBoston Corp. 6.625% 2/1/04	2,900	3,015
Capital One Bank:
6.375% 2/15/03	12,900	12,901
6.65% 3/15/04	3,400	3,410
Fleet Financial Group, Inc. 7.125% 4/15/06	6,740	7,444
FleetBoston Financial Corp. 7.25% 9/15/05	21,970	24,331
HSBC Finance Nederland BV 7.4% 4/15/03 (f)	3,000	3,031
KeyCorp. 4.625% 5/16/05	11,060	11,477
Korea Development Bank:
7.125% 4/22/04	9,000	9,528
7.375% 9/17/04	3,890	4,192
Landesbank Baden-Wurttemberg 6.35% 4/1/12	5,700	6,264
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
MBNA Corp.:
6.34% 6/2/03	$ 6,475	$ 6,561
7.5% 3/15/12	11,845	12,874
National Westminster Bank PLC yankee 7.375% 10/1/09	9,775	11,475
PNC Funding Corp. 5.75% 8/1/06	10,730	11,488
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (h)	10,000	11,483
7.816% 11/29/49	1,535	1,717
8.817% 3/31/49	7,630	8,552
Union Planters National Bank, Memphis 5.125% 6/15/07	5,070	5,349
Washington Mutual Bank 6.875% 6/15/11	8,300	9,240
Washington Mutual, Inc.:
4.375% 1/15/08	7,605	7,728
5.625% 1/15/07	12,800	13,607
		206,788
Diversified Financials - 4.4%
AES Drax Holdings Ltd. 10.41% 12/31/20	6,185	3,464
Ahmanson Capital Trust I 8.36% 12/1/26 (f)	3,700	4,028
American Airlines, Inc. pass thru trust certificates 7.8% 4/1/08	1,130	565
American General Finance Corp. 5.875% 7/14/06	33,300	35,764
American Tower Escrow Corp. 0% 8/1/08 unit (f)	5,410	3,192
Amvescap PLC yankee:
5.9% 1/15/07	7,005	7,373
6.375% 5/15/03	13,050	13,200
6.6% 5/15/05	6,750	7,261
Associates Corp. of North America 6% 7/15/05	22,750	24,595
Bear Stearns Companies, Inc. 4% 1/31/08	5,900	5,886
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	5,400	5,684
Capital One Financial Corp. 7.125% 8/1/08	19,140	17,838
Chukchansi Economic Development Authority 14.5% 6/15/09 (f)	2,070	2,091
CIT Group, Inc.:
5.5% 2/15/04	4,850	4,969
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
CIT Group, Inc.: - continued
7.125% 10/15/04	$ 4,650	$ 4,917
Continental Airlines, Inc. pass thru trust certificates:
6.795% 8/2/18	1,864	1,212
6.9% 1/2/17	723	470
Countrywide Home Loans, Inc.:
3.5% 12/19/05	2,946	2,978
5.5% 8/1/06	17,955	19,095
5.625% 5/15/07	12,000	12,758
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	11,730	12,530
6.5% 1/15/12	3,045	3,245
DaimlerChrysler NA Holding Corp. 3.4% 12/15/04	15,500	15,592
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	455	364
7.57% 11/18/10	4,945	4,940
7.711% 9/18/11	245	198
7.779% 11/18/05	2,135	1,729
7.92% 5/18/12	2,125	1,802
10.06% 1/2/16	960	768
Deutsche Telekom International Finance BV:
8.25% 6/15/05	14,687	15,921
8.5% 6/15/10	10,000	11,293
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp.:
8.5% 6/1/11	4,070	3,968
10.625% 12/1/12 (f)	980	1,046
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	2,515	2,641
Ford Motor Credit Co.:
5.8% 1/12/09	6,895	6,363
6.5% 1/25/07	19,920	19,690
6.875% 2/1/06	10,450	10,535
7.375% 10/28/09	13,120	12,845
General Electric Capital Corp.:
6% 6/15/12	7,100	7,555
6.125% 2/22/11	16,000	17,261
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
General Motors Acceptance Corp.:
6.38% 1/30/04	$ 16,080	$ 16,577
6.75% 1/15/06	5,720	5,982
6.875% 9/15/11	4,250	4,139
Goldman Sachs Group, Inc.:
5.7% 9/1/12	9,110	9,458
6.6% 1/15/12	17,725	19,524
Household Finance Corp.:
6.375% 10/15/11	16,305	17,211
6.75% 5/15/11	11,395	12,307
7% 5/15/12	2,595	2,860
8% 5/9/05	5,330	5,853
HSBC Capital Funding LP 9.547% 12/31/49 (e)(f)	15,300	18,784
ING Capital Funding Trust III 8.439% 12/31/10	23,850	27,502
J.P. Morgan Chase & Co.:
5.35% 3/1/07	15,550	16,436
5.625% 8/15/06	7,525	8,026
Lehman Brothers Holdings, Inc.:
4% 1/22/08	6,900	6,881
6.625% 1/18/12	6,600	7,278
Merrill Lynch & Co., Inc.:
4% 11/15/07	7,970	8,004
6.13% 5/16/06	2,650	2,871
6.15% 1/26/06	21,700	23,413
Morgan Stanley 6.6% 4/1/12	10,695	11,792
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	9,280	9,754
NiSource Finance Corp.:
7.625% 11/15/05	18,200	19,535
7.875% 11/15/10	12,765	14,261
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20	1,247	1,067
7.248% 7/2/14	1,744	959
7.575% 3/1/19	887	843
7.691% 4/1/17	170	133
7.95% 9/1/16	152	119
8.304% 9/1/10	1,511	1,028
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Petronas Capital Ltd. 7% 5/22/12 (f)	$ 28,745	$ 31,194
Popular North America, Inc. 6.125% 10/15/06	14,505	15,597
Powergen US Funding LLC 4.5% 10/15/04	4,322	4,444
PTC International Finance BV yankee 10.75% 7/1/07	988	1,028
PTC International Finance II SA yankee 11.25% 12/1/09	7,255	7,835
Qwest Capital Funding, Inc.:
5.875% 8/3/04	4,060	3,573
7% 8/3/09	2,425	1,746
7.25% 2/15/11	6,470	4,691
7.625% 8/3/21	2,080	1,404
7.75% 8/15/06	2,265	1,789
7.9% 8/15/10	1,465	1,069
Qwest Services Corp.:
13.5% 12/15/10 (f)	10,130	10,637
14% 12/15/14 (f)	5,270	5,665
R. H. Donnelley Finance Corp. I:
8.875% 12/15/10 (f)	1,390	1,473
10.875% 12/15/12 (f)	2,170	2,387
SESI LLC 8.875% 5/15/11	290	299
SLM Corp. 5.375% 1/15/13	10,700	10,903
Sprint Capital Corp. 6.875% 11/15/28	18,915	14,659
TCI Communications Financing III 9.65% 3/31/27	13,120	13,450
TXU Eastern Funding yankee:
6.45% 5/15/05 (c)	11,950	1,195
6.75% 5/15/09 (c)	15,640	1,564
U.S. Airways pass thru trust certificates 6.85% 7/30/19	844	692
U.S. West Capital Funding, Inc.:
6.25% 7/15/05	5,530	4,479
6.375% 7/15/08	1,255	910
6.5% 11/15/18	805	531
Verizon Global Funding Corp.:
6.125% 6/15/07	9,075	9,867
7.375% 9/1/12	10,285	11,789
		765,093
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - 0.7%
Boston Properties, Inc. 6.25% 1/15/13 (f)	$ 12,300	$ 12,435
Cabot Industrial Property LP 7.125% 5/1/04	895	948
Camden Property Trust 5.875% 11/30/12	7,910	7,939
CarrAmerica Realty Corp. 5.25% 11/30/07	6,175	6,186
CenterPoint Properties Trust 6.75% 4/1/05	8,720	9,352
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	4,930	5,053
Duke Realty LP 7.3% 6/30/03	10,000	10,199
EOP Operating LP:
6.625% 2/15/05	10,300	10,895
7.75% 11/15/07	22,895	25,836
ERP Operating LP 7.1% 6/23/04	10,300	10,939
Gables Realty LP:
5.75% 7/15/07	11,440	11,346
6.8% 3/15/05	1,595	1,664
ProLogis Trust:
6.7% 4/15/04	3,970	4,125
7.05% 7/15/06	10,000	10,888
Senior Housing Properties Trust 8.625% 1/15/12	5,910	5,880
		133,685
TOTAL FINANCIALS		1,105,566
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
ALARIS Medical Systems, Inc. 11.625% 12/1/06	5,380	6,133
Fisher Scientific International, Inc.:
8.125% 5/1/12	3,175	3,318
9% 2/1/08	370	387
		9,838
Health Care Providers & Services - 0.2%
Alderwoods Group, Inc. 11% 1/2/07	4,294	4,294
AmerisourceBergen Corp. 8.125% 9/1/08	1,110	1,182
Columbia/HCA Healthcare Corp. 7.15% 3/30/04	1,980	2,034
PacifiCare Health Systems, Inc. 10.75% 6/1/09	4,085	4,361
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Stewart Enterprises, Inc. 10.75% 7/1/08	$ 3,430	$ 3,807
Tenet Healthcare Corp.:
5% 7/1/07	1,825	1,716
5.375% 11/15/06	465	445
6.375% 12/1/11	1,025	964
6.5% 6/1/12	1,355	1,280
7.375% 2/1/13	2,440	2,400
Triad Hospitals, Inc. 8.75% 5/1/09	5,725	6,069
		28,552
Pharmaceuticals - 0.1%
aaiPharma, Inc. 11% 4/1/10	4,230	4,378
Biovail Corp. yankee 7.875% 4/1/10	6,970	7,144
		11,522
TOTAL HEALTH CARE		49,912
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.4%
Alliant Techsystems, Inc. 8.5% 5/15/11	8,765	9,379
BE Aerospace, Inc.:
8% 3/1/08	445	338
8.875% 5/1/11	4,230	3,257
9.5% 11/1/08	2,185	1,726
Raytheon Co.:
5.5% 11/15/12	4,225	4,221
6.75% 8/15/07	6,065	6,615
7.9% 3/1/03	40,685	40,816
Remington Arms Co., Inc. 10.5% 2/1/11 (f)	650	673
Transdigm, Inc. 10.375% 12/1/08	3,150	3,260
		70,285
Airlines - 0.0%
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	574	402
8.3% 12/15/29	4,765	2,895
NWA Trust 10.23% 6/21/14	1,050	819
		4,116
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
Allied Waste North America, Inc.:
7.625% 1/1/06	$ 2,220	$ 2,242
7.875% 1/1/09	11,430	11,316
8.5% 12/1/08	4,340	4,383
American Color Graphics, Inc. 12.75% 8/1/05	10,940	10,858
AP Holdings, Inc. 0% 3/15/08 (d)	1,380	221
Browning-Ferris Industries, Inc. 9.25% 5/1/21	1,350	1,269
Casella Waste Systems, Inc. 9.75% 2/1/13 (f)	1,730	1,756
Iron Mountain, Inc.:
8.25% 7/1/11	815	846
8.625% 4/1/13	370	390
JohnsonDiversey, Inc. 9.625% 5/15/12	3,920	4,096
Pierce Leahy Command Co. yankee 8.125% 5/15/08	795	821
World Color Press, Inc.:
7.75% 2/15/09	4,080	4,141
8.375% 11/15/08	260	269
		42,608
Industrial Conglomerates - 0.2%
Tyco International Group SA yankee:
6.125% 11/1/08	160	150
6.375% 6/15/05	2,800	2,772
6.375% 10/15/11	6,210	5,775
6.75% 2/15/11	12,345	11,666
6.875% 1/15/29	6,000	5,340
		25,703
Machinery - 0.0%
AGCO Corp. 9.5% 5/1/08	810	871
Cummins, Inc. 9.5% 12/1/10 (f)	1,230	1,304
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	760	783
		2,958
Marine - 0.0%
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	1,780	1,104
10.25% 11/15/06	3,750	2,025
		3,129
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - 0.2%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	$ 20,000	$ 20,763
Kansas City Southern Railway Co.:
7.5% 6/15/09	8,005	8,425
9.5% 10/1/08	460	504
TFM SA de CV yankee:
10.25% 6/15/07	5,990	5,391
11.75% 6/15/09	6,985	6,496
		41,579
TOTAL INDUSTRIALS		190,378
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.2%
L-3 Communications Corp.:
7.625% 6/15/12	5,235	5,431
8% 8/1/08	70	73
8.5% 5/15/08	275	287
Motorola, Inc. 8% 11/1/11	18,530	19,688
		25,479
Computers & Peripherals - 0.1%
Hewlett-Packard Co.:
5.5% 7/1/07	10,435	11,144
6.5% 7/1/12	9,350	10,369
Seagate Technology HDD Holdings 8% 5/15/09	2,930	3,062
		24,575
Electronic Equipment & Instruments - 0.0%
Flextronics International Ltd. yankee 9.875% 7/1/10	3,640	3,895
Sanmina-SCI Corp. 10.375% 1/15/10 (f)	2,550	2,639
		6,534
Semiconductor Equipment & Products - 0.1%
AMI Semiconductor, Inc. 10.75% 2/1/13 (f)	3,700	3,700
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Fairchild Semiconductor Corp. 10.5% 2/1/09	$ 850	$ 927
Micron Technology, Inc. 6.5% 9/30/05 (i)	9,000	7,560
		12,187
TOTAL INFORMATION TECHNOLOGY		68,775
MATERIALS - 0.6%
Chemicals - 0.1%
Avecia Group PLC 11% 7/1/09	670	556
Compass Minerals Group, Inc. 10% 8/15/11	3,770	4,128
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (f)	3,900	2,730
Huntsman International LLC 9.875% 3/1/09	1,930	1,920
Lyondell Chemical Co.:
9.5% 12/15/08	1,910	1,719
9.5% 12/15/08 (f)	2,040	1,836
9.875% 5/1/07	1,350	1,262
11.125% 7/15/12	1,680	1,613
		15,764
Containers & Packaging - 0.2%
BWAY Corp. 10% 10/15/10 (f)	840	876
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12	2,750	2,839
Owens-Brockway Glass Container, Inc.:
8.75% 11/15/12 (f)	2,530	2,517
8.875% 2/15/09	9,730	9,925
Owens-Illinois, Inc.:
7.15% 5/15/05	1,980	1,931
7.35% 5/15/08	800	746
7.5% 5/15/10	770	712
7.8% 5/15/18	350	294
7.85% 5/15/04	4,080	4,080
8.1% 5/15/07	1,630	1,549
Riverwood International Corp. 10.625% 8/1/07	4,600	4,761
Sealed Air Corp.:
6.95% 5/15/09 (f)	4,195	4,321
8.75% 7/1/08 (f)	1,035	1,144
		35,695
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26	$ 8,855	$ 8,766
7.5% 11/15/06	1,240	1,178
10.125% 2/1/10 (f)	6,780	6,916
Luscar Coal Ltd. 9.75% 10/15/11	2,930	3,164
P&L Coal Holdings Corp. 9.625% 5/15/08	5,304	5,576
Phelps Dodge Corp.:
8.75% 6/1/11	260	272
9.5% 6/1/31	4,280	4,408
Salt Holdings Corp., Inc. 0% 12/15/12 (d)(f)	4,320	2,549
Steel Dynamics, Inc. 9.5% 3/15/09	515	536
		33,365
Paper & Forest Products - 0.1%
Georgia-Pacific Corp.:
7.5% 5/15/06	280	269
8.125% 5/15/11	910	824
8.875% 5/15/31	1,230	1,033
Norske Skog Canada Ltd. 8.625% 6/15/11	510	502
Stone Container Corp.:
8.375% 7/1/12	2,710	2,805
9.75% 2/1/11	2,320	2,500
Weyerhaeuser Co. 6.125% 3/15/07	9,400	10,027
		17,960
TOTAL MATERIALS		102,784
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.8%
AT&T Corp.:
7% 11/15/06	6,900	7,331
7.8% 11/15/11	6,900	7,407
British Telecommunications PLC 8.375% 12/15/10	3,200	3,819
Citizens Communications Co. 8.5% 5/15/06	11,725	12,911
France Telecom SA 9.25% 3/1/11	20,000	22,940
Koninklijke KPN NV yankee 8% 10/1/10	10,550	12,230
Pacific Northwest Bell Telephone Co. 4.5% 4/1/03	515	494
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Corp. 8.875% 3/15/12 (f)	$ 5,935	$ 6,143
Rogers Cantel, Inc. yankee 9.375% 6/1/08	2,365	2,294
Telefonos de Mexico SA de CV 8.25% 1/26/06	28,050	30,750
Telewest Communications PLC yankee:
0% 4/15/09 (c)(d)	920	147
0% 2/1/10 (c)(d)	3,855	598
9.875% 2/1/10 (c)	2,610	574
11.25% 11/1/08 (c)	3,055	672
TELUS Corp. yankee 7.5% 6/1/07	30,125	29,485
Tritel PCS, Inc. 10.375% 1/15/11	831	922
U.S. West Communications:
7.2% 11/10/26	845	718
7.25% 9/15/25	840	718
WorldCom, Inc.:
7.5% 5/15/11 (c)	17,165	3,776
8.25% 5/15/31 (c)	9,680	2,130
		146,059
Wireless Telecommunication Services - 0.4%
American Tower Corp. 9.375% 2/1/09	2,595	2,089
AT&T Wireless Services, Inc.:
7.35% 3/1/06	1,790	1,880
8.75% 3/1/31	14,950	15,436
Cingular Wireless LLC 5.625% 12/15/06	5,000	5,288
Crown Castle International Corp.:
9.375% 8/1/11	6,995	5,736
9.5% 8/1/11	555	455
10.75% 8/1/11	2,285	1,988
Millicom International Cellular SA yankee 13.5% 6/1/06	3,435	2,130
Nextel Communications, Inc.:
9.375% 11/15/09	2,625	2,507
9.5% 2/1/11	17,300	16,522
12% 11/1/08	1,450	1,501
Orange PLC yankee 9% 6/1/09	9,075	9,551
Rogers Wireless, Inc. 9.625% 5/1/11	7,225	7,008
		72,091
TOTAL TELECOMMUNICATION SERVICES		218,150
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - 2.1%
Electric Utilities - 1.2%
Allegheny Energy Supply Co. LLC 8.5% 4/15/12 (f)	$ 320	$ 250
Avon Energy Partners Holdings 6.46% 3/4/08 (f)	2,365	1,797
CMS Energy Corp.:
7.5% 1/15/09	2,430	2,017
8.5% 4/15/11	1,500	1,260
8.9% 7/15/08	955	817
9.875% 10/15/07	8,190	7,412
Constellation Energy Group, Inc.:
6.125% 9/1/09	1,205	1,256
6.35% 4/1/07	10,595	11,223
7% 4/1/12	5,660	6,083
Dominion Resources, Inc. 6.25% 6/30/12	5,085	5,420
Edison International 6.875% 9/15/04	5,870	5,650
FirstEnergy Corp.:
5.5% 11/15/06	9,660	9,772
6.45% 11/15/11	6,460	6,490
Hydro-Quebec 6.3% 5/11/11	47,300	53,300
Illinois Power Co.:
7.5% 6/15/09	9,760	8,394
11.5% 12/15/10 (f)	5,260	5,234
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	5,160	5,142
5.875% 10/1/12	3,450	3,487
Nevada Power Co. 10.875% 10/15/09 (f)	810	834
Niagara Mohawk Power Corp. 8.875% 5/15/07	5,060	5,924
Oncor Electric Delivery Co.:
6.375% 5/1/12 (f)	1,875	1,947
6.375% 1/15/15 (f)	6,150	6,249
7% 9/1/22 (f)	8,370	7,943
Pacific Gas & Electric Co.:
7.05% 3/1/24	800	744
9.625% 11/1/05 (f)	5,950	5,920
Reliant Energy Resources Corp.:
7.75% 2/15/11	1,240	1,097
8.125% 7/15/05	6,970	6,691
Sierra Pacific Power Co. 8% 6/1/08	4,015	3,714
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.:
7.125% 7/15/25	$ 245	$ 228
7.25% 3/1/26	765	713
7.625% 1/15/10	3,545	3,403
8.95% 11/3/03	5,510	5,703
TECO Energy, Inc.:
6.125% 5/1/07	6,060	5,515
7% 5/1/12	4,240	3,731
10.5% 12/1/07 (f)	4,725	4,914
Texas Utilities Co. 6.375% 1/1/08	1,060	1,007
TXU Corp. 6.375% 6/15/06	6,260	6,072
		207,353
Gas Utilities - 0.5%
CMS Panhandle Holding Co. 6.5% 7/15/09	2,740	2,658
Consolidated Natural Gas Co. 6.85% 4/15/11	4,530	5,061
El Paso Energy Corp.:
6.75% 5/15/09	2,280	1,767
6.95% 12/15/07	2,275	1,797
7.375% 12/15/12	130	98
8.05% 10/15/30	655	449
KeySpan Corp.:
7.25% 11/15/05	12,120	13,504
7.625% 11/15/10	8,945	10,519
Noram Energy Corp. 6.5% 2/1/08	1,250	1,100
Northwest Pipeline Corp. 6.625% 12/1/07	1,325	1,259
Panhandle Eastern Pipe Line Co.:
7.2% 8/15/24	395	359
8.25% 4/1/10	1,145	1,179
Sempra Energy 7.95% 3/1/10	2,985	3,393
Southern Natural Gas Co.:
7.35% 2/15/31	6,230	5,358
8% 3/1/32	120	109
Tennessee Gas Pipeline Co.:
7% 10/15/28	510	408
7.5% 4/1/17	255	226
7.625% 4/1/37	6,780	5,695
8.375% 6/15/32	765	689
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Texas Eastern Transmission Corp.:
5.25% 7/15/07	$ 2,905	$ 2,973
7.3% 12/1/10	12,250	13,521
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	1,755	1,720
6.25% 1/15/08	3,650	3,431
8.875% 7/15/12	1,160	1,195
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	715	572
		79,040
Multi-Utilities & Unregulated Power - 0.4%
AES Corp.:
8.75% 6/15/08	700	441
8.875% 2/15/11	1,020	694
9.375% 9/15/10	2,326	1,582
9.5% 6/1/09	5,860	3,985
El Paso Corp.:
7% 5/15/11	2,970	2,287
7.875% 6/15/12 (f)	4,330	3,421
Western Resources, Inc.:
6.875% 8/1/04	1,940	1,862
7.125% 8/1/09	865	735
7.875% 5/1/07	7,990	8,150
9.75% 5/1/07	6,480	6,286
Williams Companies, Inc.:
6.5% 8/1/06	2,505	2,017
6.625% 11/15/04	3,695	3,048
6.75% 1/15/06	3,060	2,494
7.125% 9/1/11	30,555	23,222
7.5% 1/15/31	4,771	3,316
7.625% 7/15/19	1,825	1,287
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Williams Companies, Inc.: - continued
8.125% 3/15/12 (f)	$ 10,630	$ 8,345
9.25% 3/15/04	5,060	4,681
		77,853
TOTAL UTILITIES		364,246
TOTAL NONCONVERTIBLE BONDS		2,693,170
TOTAL CORPORATE BONDS (Cost $2,855,796)		2,923,912
U.S. Government and Government Agency Obligations - 7.3%

U.S. Government Agency Obligations - 3.1%
Fannie Mae:
3.625% 4/15/04	15,345	15,744
4.75% 1/2/07	24,395	25,712
5% 5/14/07	60,100	62,475
5.125% 2/13/04	4,590	4,765
5.25% 6/15/06	19,470	21,121
6.25% 2/1/11	10,885	12,067
6.25% 7/19/11	63,100	66,490
6.625% 11/15/10	24,130	28,067
7% 7/15/05	41,400	46,204
7.25% 1/15/10	1,340	1,606
Freddie Mac:
2.875% 9/26/05	30,000	30,185
6% 5/25/12	40,000	41,585
Freddie Mac participation certificates:
3.75% 4/15/04	16,365	16,819
3.875% 2/15/05	40,575	42,188
5.75% 1/15/12	60,000	66,068
5.875% 3/21/11	34,910	37,914
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	5,427	6,060
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1996-A1, 6.726% 9/15/10	$ 20,870	$ 23,394
Private Export Funding Corp. secured 6.86% 4/30/04	704	749
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		549,213
U.S. Treasury Obligations - 4.2%
U.S. Treasury Bonds:
6.125% 8/15/29	182,986	213,222
6.375% 8/15/27	2,575	3,068
8.875% 8/15/17	53,265	77,166
9.875% 11/15/15	2,360	3,607
11.25% 2/15/15	59,890	98,671
U.S. Treasury Notes:
3% 11/15/07 (g)	116,400	116,623
4% 11/15/12 (g)	32,940	32,997
5% 8/15/11	84,640	91,788
5.75% 11/15/05	66,640	73,195
6% 8/15/09	25,800	29,642
TOTAL U.S. TREASURY OBLIGATIONS		739,979
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,212,895)		1,289,192
U.S. Government Agency - Mortgage Securities - 12.1%

Fannie Mae - 8.3%
5% 4/1/18 (g)	229,625	231,921
5.5% 10/1/08 to 5/1/14	92,579	96,970
5.5% 2/1/18 (g)	37,689	38,973
5.5% 3/1/33 (g)	397,415	401,389
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
5.5% 3/13/33 (g)	$ 4,000	$ 4,040
5.5% 4/1/33 (g)	25,000	25,141
6% 10/1/08 to 6/1/32 (g)	172,706	180,079
6.5% 1/1/24 to 11/1/31	315,816	329,734
6.5% 2/1/33 (g)	82,583	86,041
7% 5/1/23 to 5/1/32	21,595	22,846
7% 2/1/33 (g)	1,658	1,746
7.5% 5/1/25 to 11/1/31	30,082	32,166
8.5% 1/1/09 to 6/1/21	27	29
10% 8/1/17	16	18
TOTAL FANNIE MAE		1,451,093
Freddie Mac participation certificates - 0.0%
8% 10/1/16 to 4/1/20	733	801
Government National Mortgage Association - 3.8%
5.5% 2/1/33 (g)	12,000	12,225
6% 9/15/08 to 12/15/10	9,025	9,616
6.5% 6/15/23 to 8/15/32	65,601	69,170
7% 10/15/17 to 6/15/32	290,221	308,298
7% 2/1/33 (g)	166,820	176,986
7.5% 8/15/21 to 11/15/28	53,684	57,767
8% 4/15/06 to 5/15/32	22,452	24,418
8.5% 11/15/05 to 1/15/31	2,915	3,187
9% 3/15/10 to 5/15/22	324	361
9.5% 3/15/23	26	30
11% 7/20/13 to 7/20/20	529	608
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		662,666
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,047,980)		2,114,560
Asset-Backed Securities - 0.8%
	Principal Amount (000s)	Value (Note 1) (000s)
American Express Credit Account Master Trust:
1.72% 12/15/08 (h)	$ 13,200	$ 13,183
6.1% 12/15/06	14,200	14,971
Chase Manhattan Auto Owner Trust 5.06% 2/15/08	3,947	4,064
Ford Credit Auto Owner Trust:
5.54% 12/15/05	9,800	10,220
5.71% 9/15/05	5,895	6,171
Home Equity Asset Trust Nims Trust 8% 5/27/33	4,855	4,776
Honda Auto Receivables Owner Trust 5.09% 10/18/06	9,905	10,303
Household Home Equity Loan Trust 1.72% 4/20/32 (h)	21,573	21,568
Morgan Stanley Dean Witter Capital I Trust 9.5% 6/25/32 (f)	7,336	7,327
Sears Credit Account Master Trust II:
1.66% 6/16/08 (h)	16,300	16,249
6.75% 9/16/09	22,525	24,826
TOTAL ASSET-BACKED SECURITIES (Cost $129,233)		133,658
Commercial Mortgage Securities - 0.7%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 3.0021% 8/1/24 (f)(h)	4,702	3,503
CBM Funding Corp. sequential pay Series 1996-1 Class C, 7.86% 2/1/08	12,500	13,851
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/14/62	10,600	12,492
Series 1997-C2 Class D, 7.27% 1/17/35	10,735	11,713
Equitable Life Assurance Society of the United States Series 174 Class C1, 7.52% 5/15/06 (f)	6,000	6,739
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.9751% 4/29/39 (f)(h)	2,900	2,455
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 11/15/06 (f)	3,500	3,609
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.97% 4/13/31 (h)	4,895	4,660
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 6.9863% 4/25/21 (f)(h)	819	729
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (f)	$ 13,900	$ 12,165
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML Class K, 7.9% 11/15/26 (f)	6,500	5,748
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	3,437	3,465
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (f)	32,000	35,225
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $106,689)		116,354
Foreign Government and Government Agency Obligations - 0.6%

Chilean Republic:
5.5% 1/15/13	7,440	7,374
7.125% 1/11/12	10,775	11,909
Nova Scotia Province 5.75% 2/27/12	11,740	12,742
Ontario Province 6% 2/21/06	15,600	17,017
Polish Government 6.25% 7/3/12	8,925	9,873
United Mexican States:
6.375% 1/16/13	8,620	8,422
7.5% 1/14/12	12,100	12,796
8.5% 2/1/06	13,075	14,801
9.875% 2/1/10	5,640	6,824
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $93,714)		101,758
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $6,510)	6,580	6,657
Floating Rate Loans - 0.0%

FINANCIALS - 0.0%
Diversified Financials - 0.0%
Olympus Cable Holdings LLC Tranche B term loan 6.25% 9/30/10 (g)(h)	6,220	4,976
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - 0.0%
Electric Utilities - 0.0%
Centerpoint Energy House Elec. LLC term loan 12.75% 11/11/05 (h)	$ 2,375	$ 2,553
Consumers Energy Co. term loan 6.1763% 7/11/04 (h)	2,200	2,200
		4,753
TOTAL FLOATING RATE LOANS (Cost $9,540)		9,729
Money Market Funds - 5.8%
	Shares
Fidelity Cash Central Fund, 1.39% (b) (Cost $1,026,916)	1,026,915,947	1,026,916
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $18,922,109)		18,590,769
NET OTHER ASSETS - (6.1)%		(1,075,422)
NET ASSETS - 100%		$ 17,515,347
Security Type Abbreviations
PIERS	-	Preferred Income Equity Redeemable Securities
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $425,944,000 or 2.4% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	3/3/99	$ 6,965
Other Information
The composition of credit quality ratings as a percentage of net assets, is as follows (ratings are unaudited):
Ratings
US Governments	19.4%
AAA, AA, A	6.4
BBB	5.2
BB	2.7
B	3.0
CCC, CC, C	1.2
Not Rated	0.3
Equities	62.1
Short-Term and Net Other Assets	(0.3)
Total	100.0%
We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Purchases and sales of securities, other than short-term securities, aggregated $6,736,281,000 and $6,716,851,000, respectively, of which long-term U.S. government and government agency obligations aggregated $4,480,981,000 and $4,982,598,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment. The commissions paid to these affiliated firms were $49,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,560,000 or 0% of net assets.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $9,729,000 or 0% of net assets.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		January 31, 2003

Assets
Investment in securities, at value (cost $18,922,109) - See accompanying schedule		$ 18,590,769
Cash		146
Receivable for investments sold		30,990
Receivable for fund shares sold		12,156
Dividends receivable		18,377
Interest receivable		81,658
Other receivables		76
Total assets		18,734,172

Liabilities
Payable for investments purchased Regular delivery	$ 57,901
Delayed delivery	1,132,486
Payable for fund shares redeemed	18,369
Accrued management fee	6,537
Other payables and accrued expenses	3,532
Total liabilities		1,218,825

Net Assets		$ 17,515,347
Net Assets consist of:
Paid in capital		$ 17,818,912
Undistributed net investment income		41,784
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,064)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(331,285)
Net Assets, for 1,132,999 shares outstanding		$ 17,515,347
Net Asset Value, offering price and redemption price per share ($17,515,347 ÷ 1,132,999 shares)		$ 15.46

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended January 31, 2003

Investment Income
Dividends		$ 125,558
Interest		212,958
Security lending		34
Total income		338,550

Expenses
Management fee	$ 38,988
Transfer agent fees	20,157
Accounting and security lending fees	657
Non-interested trustees' compensation	23
Custodian fees and expenses	243
Registration fees	30
Audit	60
Legal	38
Miscellaneous	37
Total expenses before reductions	60,233
Expense reductions	(617)	59,616
Net investment income (loss)		278,934
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	28,287
Foreign currency transactions	(2)
Total net realized gain (loss)		28,285
Change in net unrealized appreciation (depreciation) on: Investment securities	(593,645)
Assets and liabilities in foreign currencies	24
Delayed delivery commitments	906
Total change in net unrealized appreciation (depreciation)		(592,715)
Net gain (loss)		(564,430)
Net increase (decrease) in net assets resulting from operations		$ (285,496)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 278,934	$ 607,074
Net realized gain (loss)	28,285	(15,693)
Change in net unrealized appreciation (depreciation)	(592,715)	(2,680,938)
Net increase (decrease) in net assets resulting from operations	(285,496)	(2,089,557)
Distributions to shareholders from net investment income	(295,287)	(638,412)
Distributions to shareholders from net realized gain	-	(392,174)
Total distributions	(295,287)	(1,030,586)
Share transactions Net proceeds from sales of shares	1,056,732	2,505,963
Reinvestment of distributions	279,060	976,519
Cost of shares redeemed	(1,449,440)	(3,073,941)
Net increase (decrease) in net assets resulting from share transactions	(113,648)	408,541
Total increase (decrease) in net assets	(694,431)	(2,711,602)

Net Assets
Beginning of period	18,209,778	20,921,380
End of period (including undistributed net investment income of $41,784 and undistributed net investment income of $58,137, respectively)	$ 17,515,347	$ 18,209,778
Other Information Shares
Sold	68,114	143,549
Issued in reinvestment of distributions	17,713	56,126
Redeemed	(93,444)	(178,269)
Net increase (decrease)	(7,617)	21,406

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended January 31,	Years ended July 31,
	2003	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 15.96	$ 18.69	$ 18.92	$ 20.22	$ 21.09	$ 20.37
Income from Investment Operations
Net investment income (loss) D	.24	.53	.61	.61	.64	.69
Net realized and unrealized gain (loss)	(.48)	(2.35)	.78	(.36)	.73	1.68
Total from investment operations	(.24)	(1.82)	1.39	.25	1.37	2.37
Distributions from net investment income	(.26)	(.56)	(.61)	(.58)	(.68)	(.69)
Distributions from net realized gain	-	(.35)	(1.01)	(.97)	(1.56)	(.96)
Total distributions	(.26)	(.91)	(1.62)	(1.55)	(2.24)	(1.65)
Net asset value, end of period	$ 15.46	$ 15.96	$ 18.69	$ 18.92	$ 20.22	$ 21.09
Total Return B, C	(1.53)%	(10.06)%	7.56%	1.34%	8.03%	12.56%
Ratios to Average Net Assets E
Expenses before expense reductions	.67% A	.65%	.64%	.64%	.64%	.64%
Expenses net of voluntary waivers, if any	.67% A	.65%	.64%	.64%	.64%	.64%
Expenses net of all reductions	.67% A	.64%	.63%	.63%	.63%	.63%
Net investment income (loss)	3.12% A	3.03%	3.23%	3.24%	3.23%	3.40%
Supplemental Data
Net assets, end of period (in millions)	$ 17,515	$ 18,210	$ 20,921	$ 20,966	$ 25,740	$ 24,940
Portfolio turnover rate	76% A	79%	67%	62%	80%	84%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Puritan Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees . A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, contingent interest, non-taxable dividends and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,866,869	|
Unrealized depreciation	(2,195,616)
Net unrealized appreciation (depreciation)	$ (328,747)
Cost for federal income tax purposes	$ 18,919,516

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous repurchase of similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other short-term securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to interest income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is

Semiannual Report

2. Operating Policies - continued

Financing Transactions - continued

recorded as an adjustment to interest income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .44% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,578 for the period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $493 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $6 and $118, respectively.

Semiannual Report

Report of Independent Accountants

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at January 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 13, 2003

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

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Corporate Headquarters
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www.fidelity.com

PUR-SANN-0303 340637
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